First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Airlines — 0.3%
250,567	JetBlue Airways Corp. (a)	$5,101,544

	Auto Components — 4.6%
147,836	Aptiv PLC (a)	21,272,122
574,637	BorgWarner, Inc.	27,915,866
571,508	Gentex Corp.	20,105,651
84,362	Lear Corp.	15,509,110
		84,802,749

	Automobiles — 4.9%
1,664,146	Ford Motor Co. (a)	19,204,245
463,646	General Motors Co. (a)	26,529,824
127,085	Harley-Davidson, Inc.	6,147,102
22,893	Tesla, Inc. (a)	16,241,210
151,287	Thor Industries, Inc.	21,420,726
		89,543,107

	Commercial Services & Supplies — 0.9%
92,427	IAA, Inc. (a)	5,805,340
296,128	Rollins, Inc.	11,039,652
		16,844,992

	Distributors — 2.2%
44,091	Genuine Parts Co.	5,510,052
481,586	LKQ Corp. (a)	22,494,882
29,527	Pool Corp.	12,475,748
		40,480,682

	Diversified Consumer Services — 6.8%
266,612	2U, Inc. (a)	10,464,521
118,993	Chegg, Inc. (a)	10,748,638
284,455	frontdoor, Inc. (a)	15,226,876
47,357	Graham Holdings Co., Class B	30,100,583
190,341	Grand Canyon Education, Inc. (a)	20,612,027
701,344	H&R Block, Inc.	15,611,917
299,502	Service Corp. International	16,005,387
106,911	Terminix Global Holdings, Inc. (a)	5,440,701
		124,210,650

	Entertainment — 6.1%
164,398	Activision Blizzard, Inc.	14,991,454
112,945	Electronic Arts, Inc.	16,047,226
1,022,697	Lions Gate Entertainment Corp., Class A (a) (b)	14,798,426
120,404	Live Nation Entertainment, Inc. (a)	9,858,679
62,301	Madison Square Garden Entertainment Corp. (a)	5,645,094
9,766	Netflix, Inc. (a)	5,014,548
38,041	Spotify Technology S.A. (a)	9,590,897
57,696	Take-Two Interactive Software, Inc. (a)	10,118,724

Shares	Description	Value

	Common Stocks (Continued)
	Entertainment (Continued)
281,791	World Wrestling Entertainment, Inc., Class A	$15,529,502
998,331	Zynga, Inc., Class A (a)	10,801,941
		112,396,491

	Food & Staples Retailing — 1.4%
28,920	Costco Wholesale Corp.	10,760,843
112,555	Walmart, Inc.	15,747,570
		26,508,413

	Hotels, Restaurants & Leisure — 7.6%
2,196	Booking Holdings, Inc. (a)	5,415,512
192,031	Carnival Corp. (a)	5,369,187
7,177	Chipotle Mexican Grill, Inc. (a)	10,708,299
47,510	Choice Hotels International, Inc. (a)	5,406,638
118,438	Expedia Group, Inc. (a)	20,872,329
1,032,196	Extended Stay America, Inc.	20,530,378
22,746	McDonald’s Corp.	5,369,876
134,150	MGM Resorts International	5,462,588
46,636	Starbucks Corp.	5,339,356
34,951	Vail Resorts, Inc. (a)	11,364,667
121,956	Wynn Resorts Ltd. (a)	15,659,150
344,297	Yum China Holdings, Inc.	21,663,167
47,111	Yum! Brands, Inc.	5,630,707
		138,791,854

	Household Durables — 12.3%
298,932	D.R. Horton, Inc.	29,382,026
154,615	Garmin Ltd.	21,219,363
334,937	Leggett & Platt, Inc.	16,636,321
263,175	Lennar Corp., Class A	27,264,930
4,324	NVR, Inc. (a)	21,698,265
508,018	PulteGroup, Inc.	30,034,024
728,672	Tempur Sealy International, Inc.	27,791,550
469,592	Toll Brothers, Inc.	29,443,418
92,512	Whirlpool Corp.	21,874,462
		225,344,359

	Internet & Direct Marketing Retail — 5.6%
3,284	Amazon.com, Inc. (a)	11,387,007
332,882	eBay, Inc.	18,571,487
101,078	Etsy, Inc. (a)	20,093,296
2,265,366	Qurate Retail, Inc., Series A	26,957,855
84,637	Wayfair, Inc., Class A (a)	25,016,158
		102,025,803

	Leisure Products — 4.1%
106,053	Hasbro, Inc.	10,546,971
1,337,375	Mattel, Inc. (a)	28,700,067
90,650	Peloton Interactive, Inc., Class A (a)	8,915,428

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
199,546	Polaris, Inc.	$27,942,426
		76,104,892

	Media — 9.1%
612,993	Discovery, Inc., Class A (a) (b)	23,085,316
737,752	Fox Corp., Class A	27,606,680
349,074	Interpublic Group of (The) Cos., Inc.	11,083,099
94,037	John Wiley & Sons, Inc., Class A	5,354,467
346,622	Liberty Media Corp.-Liberty SiriusXM (a)	15,677,713
100,688	New York Times (The) Co., Class A	4,572,242
200,416	News Corp., Class A	5,249,897
189,705	Nexstar Media Group, Inc., Class A	27,964,414
206,187	Omnicom Group, Inc.	16,960,943
836,868	Sirius XM Holdings, Inc. (b)	5,104,895
590,701	ViacomCBS, Inc., Class B	24,230,555
		166,890,221

	Multiline Retail — 4.6%
50,299	Dollar General Corp.	10,801,710
178,107	Dollar Tree, Inc. (a)	20,464,494
256,498	Kohl’s Corp.	15,046,173
175,741	Ollie’s Bargain Outlet Holdings, Inc. (a)	16,215,622
102,914	Target Corp.	21,329,956
		83,857,955

	Personal Products — 0.9%
565,635	Coty, Inc., Class A (a)	5,662,006
35,045	Estee Lauder (The) Cos., Inc., Class A	10,997,121
		16,659,127

	Professional Services — 0.6%
405,285	Nielsen Holdings PLC	10,395,560

	Road & Rail — 2.0%
43,488	AMERCO	25,946,245
187,001	Uber Technologies, Inc. (a)	10,242,045
		36,188,290

	Software — 0.6%
15,644	Trade Desk (The), Inc., Class A (a)	11,409,326

	Specialty Retail — 22.8%
83,326	Advance Auto Parts, Inc.	16,678,532
218,684	AutoNation, Inc. (a)	22,410,736
10,887	AutoZone, Inc. (a)	15,939,875
177,562	Best Buy Co., Inc.	20,645,134
51,176	Burlington Stores, Inc. (a)	16,700,264
200,808	CarMax, Inc. (a)	26,755,658

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
77,698	Carvana Co. (a)	$22,164,132
267,702	Dick’s Sporting Goods, Inc.	22,106,831
106,852	Five Below, Inc. (a)	21,506,102
213,498	Floor & Decor Holdings, Inc., Class A (a)	23,681,198
473,608	Foot Locker, Inc.	27,933,400
50,089	Home Depot (The), Inc.	16,212,307
247,156	L Brands, Inc. (a)	16,287,580
208,114	Leslie's, Inc. (a)	5,914,600
107,182	Lowe’s Cos., Inc.	21,034,468
30,144	O’Reilly Automotive, Inc. (a)	16,666,015
332,018	Penske Automotive Group, Inc.	29,114,658
42,494	Ross Stores, Inc.	5,564,164
77,054	TJX (The) Cos., Inc.	5,470,834
150,442	Tractor Supply Co.	28,373,361
32,978	Ulta Beauty, Inc. (a)	10,861,304
148,661	Williams-Sonoma, Inc.	25,383,866
		417,405,019

	Textiles, Apparel & Luxury Goods — 2.5%
171,934	Carter’s, Inc. (a)	18,704,700
96,502	Columbia Sportswear Co.	10,519,683
48,220	PVH Corp. (a)	5,457,539
244,385	Skechers U.S.A., Inc., Class A (a)	11,850,229
		46,532,151
	Total Common Stocks — 99.9%	1,831,493,185
	(Cost $1,416,696,929)

	Money Market Funds — 0.7%
9,938,804	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (c) (d)	9,938,804
1,920,289	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	1,920,289
	Total Money Market Funds — 0.7%	11,859,093
	(Cost $11,859,093)

	Total Investments — 100.6%	1,843,352,278
	(Cost $1,428,556,022) (e)
	Net Other Assets and Liabilities — (0.6)%	(10,881,030)
	Net Assets — 100.0%	$1,832,471,248

(a)	Non-income producing security.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $9,598,987 and the total value of the collateral held by the Fund is $9,938,804.
(c)	Rate shown reflects yield as of April 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $417,399,401 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,603,145. The net unrealized appreciation was $414,796,256.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,831,493,185	$—	$—
Money Market Funds	11,859,093	—	—
Total Investments	$1,843,352,278	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Beverages — 6.8%
7,839	Boston Beer (The) Co., Inc., Class A (a)	$9,536,065
31,111	Constellation Brands, Inc., Class A	7,476,596
68,800	Keurig Dr Pepper, Inc.	2,466,480
		19,479,141

	Chemicals — 2.6%
152,165	Corteva, Inc.	7,419,565

	Food & Staples Retailing — 15.7%
371,999	Albertsons Cos., Inc., Class A (b)	6,908,021
43,752	Casey’s General Stores, Inc.	9,721,257
64,096	Grocery Outlet Holding Corp. (a)	2,588,838
328,512	Kroger (The) Co.	12,003,829
444,146	Sprouts Farmers Market, Inc. (a)	11,374,579
30,028	Sysco Corp.	2,544,272
		45,140,796

	Food Products — 44.3%
165,939	Archer-Daniels-Midland Co.	10,475,729
149,155	Bunge Ltd.	12,591,665
141,113	Campbell Soup Co.	6,738,146
251,558	Conagra Brands, Inc.	9,330,286
198,708	Flowers Foods, Inc.	4,761,044
154,249	General Mills, Inc.	9,387,594
14,951	Hershey (The) Co.	2,456,449
98,982	Hormel Foods Corp.	4,572,968
131,485	Ingredion, Inc.	12,282,014
93,443	J.M. Smucker (The) Co.	12,240,099
74,715	Kellogg Co.	4,663,710
26,522	McCormick & Co., Inc.	2,396,528
121,199	Mondelez International, Inc., Class A	7,370,111
397,587	Pilgrim’s Pride Corp. (a)	9,526,185
135,798	TreeHouse Foods, Inc. (a)	6,463,985
159,125	Tyson Foods, Inc., Class A	12,324,231
		127,580,744

	Health Care Providers & Services — 9.1%
60,083	AmerisourceBergen Corp.	7,258,026
157,157	CVS Health Corp.	12,006,795
36,368	McKesson Corp.	6,821,182
		26,086,003

	Household Products — 13.9%
24,522	Clorox (The) Co.	4,475,265
29,997	Colgate-Palmolive Co.	2,420,758
99,652	Energizer Holdings, Inc.	4,912,843
34,016	Kimberly-Clark Corp.	4,535,013
34,923	Procter & Gamble (The) Co.	4,659,427
317,613	Reynolds Consumer Products, Inc.	9,312,413
111,277	Spectrum Brands Holdings, Inc.	9,807,955
		40,123,674

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products — 5.8%
106,613	Herbalife Nutrition Ltd. (a)	$4,879,677
223,544	Nu Skin Enterprises, Inc., Class A	11,816,536
		16,696,213

	Tobacco — 1.6%
46,222	Altria Group, Inc.	2,207,101
26,645	Philip Morris International, Inc.	2,531,275
		4,738,376
	Total Common Stocks — 99.8%	287,264,512
	(Cost $252,191,246)

	Money Market Funds — 2.3%
6,329,357	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (c) (d)	6,329,357
254,011	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	254,011
	Total Money Market Funds — 2.3%	6,583,368
	(Cost $6,583,368)

	Total Investments — 102.1%	293,847,880
	(Cost $258,774,614) (e)
	Net Other Assets and Liabilities — (2.1)%	(6,163,079)
	Net Assets — 100.0%	$287,684,801

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,965,984 and the total value of the collateral held by the Fund is $6,329,357.
(c)	Rate shown reflects yield as of April 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $36,171,471 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,098,205. The net unrealized appreciation was $35,073,266.

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$287,264,512	$—	$—
Money Market Funds	6,583,368	—	—
Total Investments	$293,847,880	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Electrical Equipment — 2.7%
296,030	Array Technologies, Inc. (a)	$8,336,205

	Energy Equipment & Services — 7.3%
272,333	Baker Hughes Co.	5,468,446
119,975	Halliburton Co.	2,346,711
218,287	Helmerich & Payne, Inc.	5,594,696
428,940	NOV, Inc. (a)	6,412,653
94,694	Schlumberger N.V.	2,561,473
		22,383,979

	Oil, Gas & Consumable Fuels — 79.7%
977,579	Antero Midstream Corp.	8,446,282
143,837	APA Corp.	2,876,740
783,421	Cabot Oil & Gas Corp.	13,059,628
204,313	Cheniere Energy, Inc. (a)	15,838,344
112,321	Chevron Corp.	11,576,925
43,353	Cimarex Energy Co.	2,869,969
222,205	ConocoPhillips	11,363,564
568,716	Continental Resources, Inc. (a)	15,491,824
117,836	Devon Energy Corp.	2,755,006
80,082	Diamondback Energy, Inc.	6,545,102
162,279	EOG Resources, Inc.	11,950,226
791,853	EQT Corp. (a)	15,124,392
1,803,014	Equitrans Midstream Corp.	14,712,594
105,409	Exxon Mobil Corp.	6,033,611
36,384	Hess Corp.	2,710,972
246,721	HollyFrontier Corp.	8,635,235
706,911	Kinder Morgan, Inc.	12,052,832
1,377,588	Marathon Oil Corp.	15,511,641
110,024	Marathon Petroleum Corp.	6,122,836
537,937	Murphy Oil Corp.	9,107,273
96,717	Occidental Petroleum Corp.	2,452,743
232,334	ONEOK, Inc.	12,160,362
72,176	Phillips 66	5,839,760
55,583	Pioneer Natural Resources Co.	8,550,333
81,093	Targa Resources Corp.	2,813,116
123,291	Valero Energy Corp.	9,118,602
496,841	Williams (The) Cos., Inc.	12,103,047
		245,822,959

	Semiconductors & Semiconductor Equipment — 10.1%
72,583	Enphase Energy, Inc. (a)	10,107,183
168,531	First Solar, Inc. (a)	12,897,677
30,713	SolarEdge Technologies, Inc. (a)	8,094,104
		31,098,964

Shares	Description	Value

	Total Common Stocks — 99.8%	$307,642,107
	(Cost $273,536,644)

	Money Market Funds — 0.1%
323,614	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	323,614
	(Cost $323,614)

	Total Investments — 99.9%	307,965,721
	(Cost $273,860,258) (c)
	Net Other Assets and Liabilities — 0.1%	365,687
	Net Assets — 100.0%	$308,331,408

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $37,719,030 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,613,567. The net unrealized appreciation was $34,105,463.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$307,642,107	$—	$—
Money Market Funds	323,614	—	—
Total Investments	$307,965,721	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 26.3%
694,945	Associated Banc-Corp.	$15,212,346
191,659	Bank of America Corp.	7,767,939
272,287	Bank OZK	11,161,044
124,533	BOK Financial Corp.	10,951,432
203,843	Citigroup, Inc.	14,521,775
167,959	Citizens Financial Group, Inc.	7,773,143
103,349	Comerica, Inc.	7,767,711
68,182	Cullen/Frost Bankers, Inc.	8,185,931
100,468	East West Bancorp, Inc.	7,650,638
875,808	F.N.B. Corp.	11,289,165
197,995	Fifth Third Bancorp	8,026,717
8,883	First Citizens BancShares, Inc., Class A	7,705,647
270,915	First Hawaiian, Inc.	7,439,326
877,010	First Horizon Corp.	16,040,513
471,691	Huntington Bancshares, Inc.	7,226,306
48,695	JPMorgan Chase & Co.	7,489,778
556,693	KeyCorp	12,113,640
73,359	M&T Bank Corp.	11,567,981
207,125	People’s United Financial, Inc.	3,755,176
41,811	Pinnacle Financial Partners, Inc.	3,664,316
42,274	PNC Financial Services Group (The), Inc.	7,903,124
210,896	Popular, Inc.	15,597,868
198,020	Prosperity Bancshares, Inc.	14,526,747
358,904	Regions Financial Corp.	7,824,107
16,395	Signature Bank	4,123,507
322,118	Sterling Bancorp	8,094,825
162,073	Synovus Financial Corp.	7,594,741
239,392	TCF Financial Corp.	10,897,124
190,709	Truist Financial Corp.	11,310,951
134,075	U.S. Bancorp	7,957,351
67,263	Webster Financial Corp.	3,558,885
284,691	Wells Fargo & Co.	12,825,330
39,274	Western Alliance Bancorp	4,126,519
146,728	Wintrust Financial Corp.	11,312,729
202,382	Zions Bancorp N.A.	11,292,916
		326,257,248

	Capital Markets — 21.1%
24,873	Affiliated Managers Group, Inc.	4,008,781
66,157	Ares Management Corp., Class A	3,474,566
313,596	Bank of New York Mellon (The) Corp.	15,642,169
4,929	BlackRock, Inc.	4,038,330
100,864	Carlyle Group (The), Inc.	4,302,858
112,709	Cboe Global Markets, Inc.	11,763,438
112,587	Evercore, Inc., Class A	15,776,816
501,013	Franklin Resources, Inc.	15,030,390
34,001	Goldman Sachs Group (The), Inc.	11,847,649
588,042	Invesco Ltd.	15,877,134
615,878	Jefferies Financial Group, Inc.	20,022,194
227,699	KKR & Co., Inc.	12,883,209
255,633	Lazard Ltd., Class A	11,500,929

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
130,390	LPL Financial Holdings, Inc.	$20,432,113
143,223	Morgan Stanley	11,823,059
16,466	Morningstar, Inc.	4,363,655
25,160	Nasdaq, Inc.	4,064,346
70,542	Northern Trust Corp.	8,027,680
30,265	Raymond James Financial, Inc.	3,958,057
182,560	SEI Investments Co.	11,216,486
176,527	State Street Corp.	14,819,442
86,412	T. Rowe Price Group, Inc.	15,485,030
50,108	Tradeweb Markets, Inc., Class A	4,072,778
597,040	Virtu Financial, Inc., Class A	17,690,295
		262,121,404

	Consumer Finance — 7.5%
328,041	Ally Financial, Inc.	16,877,709
30,886	Credit Acceptance Corp. (a) (b)	12,193,484
39,022	Discover Financial Services	4,448,508
276,054	OneMain Holdings, Inc.	15,699,191
685,079	Santander Consumer USA Holdings, Inc.	23,251,581
1,031,604	SLM Corp.	20,281,335
		92,751,808

	Diversified Financial Services — 1.6%
72,576	Berkshire Hathaway, Inc., Class B (b)	19,954,771

	Insurance — 40.3%
362,206	Aflac, Inc.	19,461,328
5,940	Alleghany Corp. (b)	4,033,082
161,334	Allstate (The) Corp.	20,457,151
97,487	American Financial Group, Inc.	11,977,253
483,142	Arch Capital Group Ltd. (b)	19,185,569
29,728	Arthur J. Gallagher & Co.	4,309,074
52,314	Assurant, Inc.	8,140,058
438,443	Assured Guaranty Ltd.	22,294,827
367,814	Athene Holding Ltd., Class A (b)	21,947,461
81,117	Brown & Brown, Inc.	4,313,802
46,930	Chubb Ltd.	8,052,719
179,826	Cincinnati Financial Corp.	20,262,794
249,221	CNA Financial Corp.	11,695,941
29,920	Everest Re Group Ltd.	8,286,344
455,913	Fidelity National Financial, Inc.	20,798,751
327,233	First American Financial Corp.	21,106,529
153,468	Globe Life, Inc.	15,728,935
114,548	Hanover Insurance Group (The), Inc.	15,843,134
222,052	Hartford Financial Services Group (The), Inc.	14,646,550
232,533	Kemper Corp.	18,151,526
297,703	Lincoln National Corp.	19,091,693
9,748	Markel Corp. (b)	11,467,742
30,441	Marsh & McLennan Cos., Inc.	4,130,844
304,864	Mercury General Corp.	18,983,881

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
243,973	MetLife, Inc.	$15,524,002
679,044	Old Republic International Corp.	16,718,063
50,165	Primerica, Inc.	8,014,862
185,503	Principal Financial Group, Inc.	11,848,077
193,896	Progressive (The) Corp.	19,533,083
58,813	Reinsurance Group of America, Inc.	7,676,861
92,540	RenaissanceRe Holdings Ltd.	15,621,677
98,611	Travelers (The) Cos., Inc.	15,251,177
666,109	Unum Group	18,824,240
49,194	W.R. Berkley Corp.	3,921,746
16,619	White Mountains Insurance Group Ltd.	19,368,281
16,210	Willis Towers Watson PLC	4,196,121
		500,865,178

	Mortgage Real Estate Investment Trusts — 0.3%
149,871	Starwood Property Trust, Inc.	3,869,669

	Thrifts & Mortgage Finance — 2.8%
1,338,467	MGIC Investment Corp.	20,398,237
1,175,150	New York Community Bancorp, Inc.	14,054,794
		34,453,031
	Total Common Stocks — 99.9%	1,240,273,109
	(Cost $984,812,519)

	Money Market Funds — 1.0%
10,943,104	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (c) (d)	10,943,104
1,504,873	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	1,504,873
	Total Money Market Funds — 1.0%	12,447,977
	(Cost $12,447,977)

	Total Investments — 100.9%	1,252,721,086
	(Cost $997,260,496) (e)
	Net Other Assets and Liabilities — (0.9)%	(10,974,755)
	Net Assets — 100.0%	$1,241,746,331

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $10,814,088 and the total value of the collateral held by the Fund is $10,943,104.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of April 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $255,998,984 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $538,394. The net unrealized appreciation was $255,460,590.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,240,273,109	$—	$—
Money Market Funds	12,447,977	—	—
Total Investments	$1,252,721,086	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Biotechnology — 17.5%
94,630	AbbVie, Inc.	$10,551,245
75,517	Acceleron Pharma, Inc. (a)	9,437,359
297,468	Agios Pharmaceuticals, Inc. (a)	16,598,714
66,973	Alexion Pharmaceuticals, Inc. (a)	11,297,006
36,266	Alnylam Pharmaceuticals, Inc. (a)	5,100,450
20,580	Amgen, Inc.	4,931,791
91,518	Biogen, Inc. (a)	24,465,507
339,056	BioMarin Pharmaceutical, Inc. (a)	26,419,244
116,568	Exact Sciences Corp. (a)	15,365,994
453,335	Exelixis, Inc. (a)	11,161,108
79,227	Gilead Sciences, Inc.	5,028,538
222,530	Horizon Therapeutics PLC (a)	21,055,789
195,510	Moderna, Inc. (a)	34,961,098
342,045	Sage Therapeutics, Inc. (a)	26,939,464
153,059	United Therapeutics Corp. (a)	30,850,572
		254,163,879

	Health Care Equipment & Supplies — 21.3%
85,454	Abbott Laboratories	10,261,316
16,065	ABIOMED, Inc. (a)	5,152,528
28,366	Align Technology, Inc. (a)	16,892,804
182,135	Baxter International, Inc.	15,607,148
63,176	Becton, Dickinson and Co.	15,718,821
132,482	Boston Scientific Corp. (a)	5,776,215
66,657	Cooper (The) Cos., Inc.	27,388,695
45,499	Danaher Corp.	11,554,016
80,245	DENTSPLY SIRONA, Inc.	5,417,340
251,001	Envista Holdings Corp. (a)	10,863,323
166,059	Globus Medical, Inc., Class A (a)	11,918,054
92,251	Haemonetics Corp. (a)	6,204,802
139,041	Hill-Rom Holdings, Inc.	15,325,099
344,207	Hologic, Inc. (a)	22,562,769
74,772	ICU Medical, Inc. (a)	15,572,764
20,929	IDEXX Laboratories, Inc. (a)	11,489,812
19,624	Insulet Corp. (a)	5,793,397
148,225	Integra LifeSciences Holdings Corp. (a)	10,980,508
86,691	Medtronic PLC	11,349,586
38,738	Novocure Ltd. (a)	7,906,426
56,771	Penumbra, Inc. (a)	17,371,358
40,025	Quidel Corp. (a)	4,194,220
80,645	STERIS PLC	17,017,708
21,022	Stryker Corp.	5,521,008
24,649	Teleflex, Inc.	10,413,710
18,172	West Pharmaceutical Services, Inc.	5,969,865
31,987	Zimmer Biomet Holdings, Inc.	5,666,817
		309,890,109

	Health Care Providers & Services — 27.6%
268,836	Acadia Healthcare Co., Inc. (a)	16,377,489
19,338	Amedisys, Inc. (a)	5,218,359
71,325	Anthem, Inc.	27,059,992

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
337,147	Cardinal Health, Inc.	$20,343,450
400,597	Centene Corp. (a)	24,732,859
105,908	Cigna Corp.	26,372,151
190,050	DaVita, Inc. (a)	22,146,526
187,561	Encompass Health Corp.	15,916,426
134,174	Guardant Health, Inc. (a)	21,330,983
135,936	HCA Healthcare, Inc.	27,331,292
295,807	Henry Schein, Inc. (a)	21,446,007
61,067	Humana, Inc.	27,189,471
100,388	Laboratory Corp. of America Holdings (a)	26,690,158
87,618	Molina Healthcare, Inc. (a)	22,351,352
756,340	Premier, Inc., Class A	26,736,619
199,487	Quest Diagnostics, Inc.	26,308,346
41,286	UnitedHealth Group, Inc.	16,464,857
191,934	Universal Health Services, Inc., Class B	28,484,925
		402,501,262

	Health Care Technology — 0.7%
28,173	Teladoc Health, Inc. (a)	4,855,616
19,600	Veeva Systems, Inc., Class A (a)	5,536,020
		10,391,636

	Life Sciences Tools & Services — 21.9%
113,159	10X Genomics, Inc., Class A (a)	22,382,850
80,548	Agilent Technologies, Inc.	10,764,435
707,974	Avantor, Inc. (a)	22,683,487
44,824	Bio-Rad Laboratories, Inc., Class A (a)	28,244,947
53,627	Bio-Techne Corp.	22,925,006
318,632	Bruker Corp.	21,832,665
70,668	Charles River Laboratories International, Inc. (a)	23,493,576
79,534	IQVIA Holdings, Inc. (a)	18,665,834
199,565	PerkinElmer, Inc.	25,869,611
405,953	PPD, Inc. (a)	18,755,029
133,579	PRA Health Sciences, Inc. (a)	22,292,999
420,655	QIAGEN N.V. (a)	20,246,125
79,015	Repligen Corp. (a)	16,728,266
270,029	Syneos Health, Inc. (a)	22,911,961
44,879	Thermo Fisher Scientific, Inc.	21,103,452
		318,900,243

	Pharmaceuticals — 11.0%
162,219	Bristol-Myers Squibb Co.	10,125,710
97,245	Catalent, Inc. (a)	10,937,145
173,868	Elanco Animal Health, Inc. (a)	5,513,354
54,817	Eli Lilly and Co.	10,018,903
124,607	Jazz Pharmaceuticals PLC (a)	20,485,391
93,467	Johnson & Johnson	15,209,885
199,264	Merck & Co., Inc.	14,845,168
379,572	Perrigo Co. PLC	15,801,582

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
282,662	Pfizer, Inc.	$10,924,886
469,548	Royalty Pharma PLC, Class A	20,660,112
1,466,119	Viatris, Inc. (a)	19,499,383
32,515	Zoetis, Inc.	5,626,071
		159,647,590
	Total Common Stocks — 100.0%	1,455,494,719
	(Cost $1,183,192,163)

	Money Market Funds — 0.1%
1,102,366	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	1,102,366
	(Cost $1,102,366)

	Total Investments — 100.1%	1,456,597,085
	(Cost $1,184,294,529) (c)
	Net Other Assets and Liabilities — (0.1)%	(1,127,711)
	Net Assets — 100.0%	$1,455,469,374

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $295,124,493 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,821,937. The net unrealized appreciation was $272,302,556.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,455,494,719	$—	$—
Money Market Funds	1,102,366	—	—
Total Investments	$1,456,597,085	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 10.1%
117,098	Axon Enterprise, Inc. (a)	$17,753,228
197,260	BWX Technologies, Inc.	13,200,639
182,793	Curtiss-Wright Corp.	23,379,225
119,410	General Dynamics Corp.	22,715,364
105,312	Huntington Ingalls Industries, Inc.	22,359,844
64,184	L3Harris Technologies, Inc.	13,429,218
118,015	Mercury Systems, Inc. (a)	8,879,449
66,980	Northrop Grumman Corp.	23,740,391
20,156	Teledyne Technologies, Inc. (a)	9,024,849
231,942	Textron, Inc.	14,899,954
136,115	Virgin Galactic Holdings, Inc. (a) (b)	3,014,947
		172,397,108

	Air Freight & Logistics — 4.8%
136,302	C.H. Robinson Worldwide, Inc.	13,232,198
154,848	Expeditors International of Washington, Inc.	17,011,601
58,709	FedEx Corp.	17,043,810
49,045	United Parcel Service, Inc., Class B	9,998,314
175,828	XPO Logistics, Inc. (a)	24,461,191
		81,747,114

	Building Products — 4.3%
192,397	A.O. Smith Corp.	13,034,897
394,984	Carrier Global Corp.	17,213,403
135,747	Fortune Brands Home & Security, Inc.	14,250,720
69,877	Johnson Controls International PLC	4,356,132
139,198	Masco Corp.	8,891,968
142,093	Trex Co., Inc. (a)	15,344,623
		73,091,743

	Chemicals — 1.1%
140,939	Axalta Coating Systems Ltd. (a)	4,494,545
27,740	PPG Industries, Inc.	4,750,197
90,782	RPM International, Inc.	8,609,765
		17,854,507

	Commercial Services & Supplies — 1.1%
1,541,161	ADT, Inc.	14,178,681
12,210	Cintas Corp.	4,214,160
		18,392,841

	Construction & Engineering — 2.2%
65,028	AECOM (a)	4,319,810
246,417	Quanta Services, Inc.	23,813,739
35,082	Valmont Industries, Inc.	8,659,992
		36,793,541

Shares	Description	Value

	Common Stocks (Continued)
	Construction Materials — 2.9%
161,300	Eagle Materials, Inc. (a)	$22,281,982
49,651	Martin Marietta Materials, Inc.	17,532,761
49,412	Vulcan Materials Co.	8,807,195
		48,621,938

	Consumer Finance — 2.0%
102,239	Capital One Financial Corp.	15,241,790
410,136	Synchrony Financial	17,939,349
		33,181,139

	Containers & Packaging — 9.4%
1,427,758	Amcor PLC	16,776,156
58,849	AptarGroup, Inc.	8,875,018
353,078	Berry Global Group, Inc. (a)	22,462,822
134,039	Crown Holdings, Inc.	14,717,482
918,296	Graphic Packaging Holding Co.	17,034,391
124,012	Packaging Corp. of America	18,310,372
181,971	Sealed Air Corp.	8,989,367
515,798	Silgan Holdings, Inc.	21,751,202
263,444	Sonoco Products Co.	17,245,044
249,909	WestRock Co.	13,932,427
		160,094,281

	Electrical Equipment — 7.0%
131,398	Acuity Brands, Inc.	24,376,957
65,288	AMETEK, Inc.	8,809,310
60,301	Eaton Corp. PLC	8,618,822
144,179	Emerson Electric Co.	13,046,758
66,203	Generac Holdings, Inc. (a)	21,446,462
69,599	Hubbell, Inc.	13,363,704
116,873	Regal Beloit Corp.	16,879,967
31,419	Rockwell Automation, Inc.	8,302,785
71,940	Sensata Technologies Holding PLC (a)	4,153,815
		118,998,580

	Electronic Equipment, Instruments & Components — 4.7%
50,229	Cognex Corp.	4,325,721
85,724	Coherent, Inc. (a)	22,287,383
230,350	FLIR Systems, Inc.	13,814,090
58,143	Keysight Technologies, Inc. (a)	8,392,942
15,758	Littelfuse, Inc.	4,179,652
53,590	Trimble, Inc. (a)	4,394,380
44,688	Zebra Technologies Corp., Class A (a)	21,796,125
		79,190,293

	Household Durables — 1.4%
112,728	Mohawk Industries, Inc. (a)	23,165,604

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates — 3.2%
67,500	3M Co.	$13,306,950
101,321	Carlisle Cos., Inc.	19,418,169
1,270,089	General Electric Co.	16,663,568
19,198	Honeywell International, Inc.	4,281,922
		53,670,609

	IT Services — 6.8%
15,087	Accenture PLC, Class A	4,374,777
116,048	Alliance Data Systems Corp.	13,676,257
22,111	Automatic Data Processing, Inc.	4,134,536
59,297	Fidelity National Information Services, Inc.	9,066,511
70,048	Fiserv, Inc. (a)	8,414,166
303,764	Genpact Ltd.	14,437,903
20,683	Global Payments, Inc.	4,439,192
54,965	Jack Henry & Associates, Inc.	8,949,951
42,533	Paychex, Inc.	4,146,542
34,341	PayPal Holdings, Inc. (a)	9,007,301
73,452	Square, Inc., Class A (a)	17,982,519
527,468	Western Union (The) Co.	13,587,576
19,933	WEX, Inc. (a)	4,090,451
		116,307,682

	Leisure Products — 1.4%
227,308	Brunswick Corp.	24,351,506

	Life Sciences Tools & Services — 0.5%
29,341	Waters Corp. (a)	8,798,486

	Machinery — 17.7%
116,091	AGCO Corp.	16,939,999
530,956	Allison Transmission Holdings, Inc.	22,018,745
380,648	Colfax Corp. (a)	17,201,483
138,512	Crane Co.	13,028,439
64,361	Cummins, Inc.	16,221,546
223,650	Donaldson Co., Inc.	14,063,112
94,855	Dover Corp.	14,151,417
107,425	Flowserve Corp.	4,258,327
306,899	Fortive Corp.	21,734,587
116,417	Graco, Inc.	8,940,826
19,924	IDEX Corp.	4,466,961
18,825	Illinois Tool Works, Inc.	4,338,410
33,912	Lincoln Electric Holdings, Inc.	4,342,432
20,979	Nordson Corp.	4,435,170
140,530	Oshkosh Corp.	17,486,148
179,466	PACCAR, Inc.	16,130,404
26,434	Parker-Hannifin Corp.	8,295,254
208,720	Pentair PLC	13,464,527
93,946	Snap-on, Inc.	22,321,570

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
83,514	Stanley Black & Decker, Inc.	$17,268,190
80,850	Toro (The) Co.	9,265,410
210,662	Westinghouse Air Brake Technologies Corp.	17,289,030
107,838	Woodward, Inc.	13,480,828
		301,142,815

	Multi-Utilities — 1.3%
685,832	MDU Resources Group, Inc.	22,947,939

	Professional Services — 3.4%
164,128	CoreLogic, Inc.	13,081,001
23,016	Equifax, Inc.	5,275,958
119,022	FTI Consulting, Inc. (a)	16,526,205
64,498	Jacobs Engineering Group, Inc.	8,617,578
106,808	Robert Half International, Inc.	9,357,449
46,331	TransUnion	4,845,759
		57,703,950

	Road & Rail — 8.8%
134,911	CSX Corp.	13,592,283
128,982	J.B. Hunt Transport Services, Inc.	22,018,517
15,788	Kansas City Southern	4,613,412
450,801	Knight-Swift Transportation Holdings, Inc.	21,241,743
101,036	Landstar System, Inc.	17,406,482
31,052	Norfolk Southern Corp.	8,670,961
34,677	Old Dominion Freight Line, Inc.	8,940,077
286,568	Ryder System, Inc.	22,879,589
868,204	Schneider National, Inc., Class B	21,036,583
37,834	Union Pacific Corp.	8,402,553
		148,802,200

	Semiconductors & Semiconductor Equipment — 1.2%
116,912	MKS Instruments, Inc.	20,940,108

	Software — 1.0%
114,607	Bill.com Holdings, Inc. (a)	17,721,680

	Trading Companies & Distributors — 3.7%
442,426	Air Lease Corp.	20,665,719
184,908	MSC Industrial Direct Co., Inc., Class A	16,671,305
50,638	United Rentals, Inc. (a)	16,201,628
10,397	W.W. Grainger, Inc.	4,507,515
15,992	Watsco, Inc.	4,683,417
		62,729,584

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Total Common Stocks — 100.0%	$1,698,645,248
	(Cost $1,500,273,641)
	Money Market Funds — 0.2%
2,763,910	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (c) (d)	2,763,910
731,451	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	731,451
	Total Money Market Funds — 0.2%	3,495,361
	(Cost $3,495,361)

	Total Investments — 100.2%	1,702,140,609
	(Cost $1,503,769,002) (e)
	Net Other Assets and Liabilities — (0.2)%	(3,432,710)
	Net Assets — 100.0%	$1,698,707,899

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,661,766 and the total value of the collateral held by the Fund is $2,763,910.
(c)	Rate shown reflects yield as of April 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $202,457,797 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,086,190. The net unrealized appreciation was $198,371,607.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,698,645,248	$—	$—
Money Market Funds	3,495,361	—	—
Total Investments	$1,702,140,609	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.8%
53,603	Hexcel Corp. (a)	$3,023,745

	Chemicals — 58.3%
32,006	Air Products and Chemicals, Inc.	9,233,091
20,549	Albemarle Corp.	3,455,725
33,815	Ashland Global Holdings, Inc.	2,915,191
57,246	Cabot Corp.	3,141,661
114,505	Celanese Corp.	17,937,208
302,403	CF Industries Holdings, Inc.	14,705,858
322,676	Chemours (The) Co.	9,744,815
107,312	Dow, Inc.	6,707,000
81,779	Eastman Chemical Co.	9,436,479
14,022	Ecolab, Inc.	3,142,611
492,401	Element Solutions, Inc.	10,773,734
62,042	FMC Corp.	7,335,846
476,015	Huntsman Corp.	13,647,350
49,146	International Flavors & Fragrances, Inc.	6,987,087
24,494	Linde PLC	7,001,365
86,558	LyondellBasell Industries N.V., Class A	8,979,527
542,688	Mosaic (The) Co.	19,091,764
45,117	NewMarket Corp.	15,637,101
79,069	Olin Corp.	3,402,339
70,033	Scotts Miracle-Gro (The) Co.	16,188,828
263,200	Valvoline, Inc.	8,264,480
114,629	W.R. Grace & Co.	7,878,451
154,562	Westlake Chemical Corp.	14,511,826
		220,119,337

	Containers & Packaging — 5.3%
49,034	Avery Dennison Corp.	10,501,612
166,554	International Paper Co.	9,660,132
		20,161,744

	Electrical Equipment — 3.8%
1,122,110	GrafTech International Ltd.	14,273,239

	Machinery — 3.7%
169,075	Timken (The) Co.	14,180,320

	Metals & Mining — 24.6%
91,164	Freeport-McMoRan, Inc.	3,437,794
284,627	Newmont Corp.	17,763,571
170,964	Nucor Corp.	14,063,498
90,115	Reliance Steel & Aluminum Co.	14,446,336
159,400	Royal Gold, Inc.	17,830,484
101,104	Southern Copper Corp.	7,017,629
337,950	Steel Dynamics, Inc.	18,323,649
		92,882,961

	Trading Companies & Distributors — 3.4%
59,709	Fastenal Co.	3,121,587

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
418,109	Univar Solutions, Inc. (a)	$9,762,845
		12,884,432
	Total Common Stocks — 99.9%	377,525,778
	(Cost $307,099,004)

	Money Market Funds — 0.1%
402,227	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	402,227
	(Cost $402,227)

	Total Investments — 100.0%	377,928,005
	(Cost $307,501,231) (c)
	Net Other Assets and Liabilities — (0.0)%	(58,261)
	Net Assets — 100.0%	$377,869,744

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $72,720,484 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,293,710. The net unrealized appreciation was $70,426,774.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$377,525,778	$—	$—
Money Market Funds	402,227	—	—
Total Investments	$377,928,005	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 0.5%
70,321	F5 Networks, Inc. (a)	$13,133,150

	Electronic Equipment, Instruments & Components — 10.3%
349,453	Amphenol Corp., Class A	23,532,165
346,709	Arrow Electronics, Inc. (a)	39,549,096
353,418	Avnet, Inc.	15,522,118
231,809	CDW Corp.	41,338,499
529,842	Corning, Inc.	23,424,315
69,547	IPG Photonics Corp. (a)	15,099,349
736,625	Jabil, Inc.	38,613,882
533,829	National Instruments Corp.	22,105,859
334,573	SYNNEX Corp.	40,550,248
		259,735,531

	Industrial Conglomerates — 0.8%
36,372	Roper Technologies, Inc.	16,237,916

	Interactive Media & Services — 3.7%
14,226	Alphabet, Inc., Class A (a)	33,480,891
78,272	Facebook, Inc., Class A (a)	25,444,662
519,011	Pinterest, Inc., Class A (a)	34,446,760
		93,372,313

	Internet & Direct Marketing Retail — 0.3%
122,253	GrubHub, Inc. (a)	8,318,094

	IT Services — 13.4%
287,937	Akamai Technologies, Inc. (a)	31,298,752
547,718	Amdocs Ltd.	42,031,879
375,585	Cognizant Technology Solutions Corp., Class A	30,197,034
256,628	Concentrix Corp. (a)	39,874,859
58,114	EPAM Systems, Inc. (a)	26,601,683
109,025	Fastly, Inc., Class A (a) (b)	6,963,427
160,727	Gartner, Inc. (a)	31,483,205
70,663	Globant S.A. (a)	16,194,546
94,501	GoDaddy, Inc., Class A (a)	8,204,577
220,176	International Business Machines Corp.	31,238,571
27,428	MongoDB, Inc. (a)	8,158,733
33,277	Okta, Inc. (a)	8,974,807
451,118	Switch, Inc., Class A	8,377,261
86,103	Twilio, Inc., Class A (a)	31,668,683
73,809	VeriSign, Inc. (a)	16,147,195
		337,415,212

	Professional Services — 4.6%
155,771	CACI International, Inc., Class A (a)	39,699,797
616,143	Dun & Bradstreet Holdings, Inc. (a)	14,639,558

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
304,744	Leidos Holdings, Inc.	$30,864,472
351,007	Science Applications International Corp.	31,387,046
		116,590,873

	Semiconductors & Semiconductor Equipment — 23.6%
186,883	Advanced Micro Devices, Inc. (a)	15,253,390
148,655	Analog Devices, Inc.	22,768,000
287,592	Applied Materials, Inc.	38,166,334
49,721	Broadcom, Inc.	22,682,720
346,040	Cirrus Logic, Inc. (a)	25,748,836
343,671	Entegris, Inc.	38,690,481
600,350	Intel Corp.	34,538,136
116,290	KLA Corp.	36,672,052
64,550	Lam Research Corp.	40,050,048
784,451	Marvell Technology, Inc.	35,465,030
252,308	Maxim Integrated Products, Inc.	23,716,952
189,026	Microchip Technology, Inc.	28,408,718
435,578	Micron Technology, Inc. (a)	37,490,198
65,268	Monolithic Power Systems, Inc.	23,586,550
27,476	NVIDIA Corp.	16,496,041
352,568	ON Semiconductor Corp. (a)	13,750,152
160,595	Qorvo, Inc. (a)	30,219,161
110,645	QUALCOMM, Inc.	15,357,526
159,913	Skyworks Solutions, Inc.	28,997,024
241,131	Teradyne, Inc.	30,160,666
121,982	Texas Instruments, Inc.	22,018,971
61,960	Universal Display Corp.	13,859,832
		594,096,818

	Software — 32.7%
101,645	Aspen Technology, Inc. (a)	13,299,232
34,803	Atlassian Corp. PLC, Class A (a)	8,267,801
26,467	Autodesk, Inc. (a)	7,725,982
54,974	Avalara, Inc. (a)	7,790,365
168,285	Cadence Design Systems, Inc. (a)	22,174,914
271,372	CDK Global, Inc.	14,542,825
104,520	Citrix Systems, Inc.	12,944,802
417,602	Cloudflare, Inc., Class A (a)	35,387,593
126,314	Crowdstrike Holdings, Inc., Class A (a)	26,337,732
88,015	Datadog, Inc., Class A (a)	7,549,047
36,232	DocuSign, Inc. (a)	8,077,562
297,211	Dolby Laboratories, Inc., Class A	30,158,000
1,100,552	Dropbox, Inc., Class A (a)	28,284,186
477,890	Dynatrace, Inc. (a)	24,869,396
65,964	Elastic N.V. (a)	7,956,578
1,177,999	FireEye, Inc. (a)	23,412,730
93,842	Five9, Inc. (a)	17,639,481
159,098	Fortinet, Inc. (a)	32,492,585
84,592	HubSpot, Inc. (a)	44,533,458
19,149	Intuit, Inc.	7,892,452

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
124,982	Manhattan Associates, Inc. (a)	$17,152,530
31,112	Microsoft Corp.	7,845,824
119,309	New Relic, Inc. (a)	7,671,569
276,174	Nutanix, Inc., Class A (a)	7,467,745
418,137	Oracle Corp.	31,690,603
573,041	PagerDuty, Inc. (a)	24,331,321
71,582	Palo Alto Networks, Inc. (a)	25,296,363
19,821	Paycom Software, Inc. (a)	7,619,391
58,313	Proofpoint, Inc. (a)	10,036,250
213,155	PTC, Inc. (a)	27,910,516
108,809	salesforce.com, Inc. (a)	25,060,889
14,667	ServiceNow, Inc. (a)	7,426,929
361,073	Slack Technologies, Inc., Class A (a)	15,309,495
229,511	Smartsheet, Inc., Class A (a)	13,610,002
2,203,118	SolarWinds Corp. (a)	37,144,569
419,933	SS&C Technologies Holdings, Inc.	31,167,427
59,207	Synopsys, Inc. (a)	14,627,681
996,948	Teradata Corp. (a)	49,319,018
48,755	VMware, Inc., Class A (a) (b)	7,841,267
59,053	Workday, Inc., Class A (a)	14,586,091
173,831	Zendesk, Inc. (a)	25,405,401
22,830	Zoom Video Communications, Inc., Class A (a)	7,295,783
134,289	Zscaler, Inc. (a)	25,197,988
		822,351,373

	Technology Hardware, Storage & Peripherals — 10.1%
60,051	Apple, Inc.	7,894,305
435,875	Dell Technologies, Inc., Class C (a)	42,859,589
2,441,066	Hewlett Packard Enterprise Co.	39,105,877
726,092	HP, Inc.	24,766,998
386,571	NCR Corp. (a)	17,685,623
403,753	NetApp, Inc.	30,156,312
1,070,261	Pure Storage, Inc., Class A (a)	21,640,677
439,561	Western Digital Corp. (a)	31,046,193
1,583,122	Xerox Holdings Corp.	38,216,565
		253,372,139
	Total Common Stocks — 100.0%	2,514,623,419
	(Cost $2,061,429,928)

	Money Market Funds — 0.5%
9,756,498	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (c) (d)	9,756,498

Shares	Description	Value

	Money Market Funds (Continued)
1,772,656	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	$1,772,656
	Total Money Market Funds — 0.5%	11,529,154
	(Cost $11,529,154)

	Total Investments — 100.5%	2,526,152,573
	(Cost $2,072,959,082) (e)
	Net Other Assets and Liabilities — (0.5)%	(11,777,617)
	Net Assets — 100.0%	$2,514,374,956

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $9,436,976 and the total value of the collateral held by the Fund is $9,756,498.
(c)	Rate shown reflects yield as of April 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $468,623,950 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,430,459. The net unrealized appreciation was $453,193,491.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,514,623,419	$—	$—
Money Market Funds	11,529,154	—	—
Total Investments	$2,526,152,573	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Commercial Services & Supplies — 4.3%
33,919	Clean Harbors, Inc. (a)	$3,017,434
28,699	Republic Services, Inc.	3,050,704
11,049	Waste Management, Inc.	1,524,431
		7,592,569

	Electric Utilities — 55.5%
78,966	Alliant Energy Corp.	4,435,520
67,325	American Electric Power Co., Inc.	5,972,401
143,104	Avangrid, Inc.	7,283,994
29,537	Duke Energy Corp.	2,974,080
97,311	Edison International	5,785,139
57,328	Entergy Corp.	6,265,377
95,790	Evergy, Inc.	6,127,686
49,391	Eversource Energy	4,258,492
162,963	Exelon Corp.	7,323,557
123,286	FirstEnergy Corp.	4,675,005
96,259	Hawaiian Electric Industries, Inc.	4,144,913
57,041	IDACORP, Inc.	5,845,562
18,855	NextEra Energy, Inc.	1,461,451
75,569	NRG Energy, Inc.	2,706,882
44,054	OGE Energy Corp.	1,478,452
365,227	PG&E Corp. (a)	4,134,370
87,621	Pinnacle West Capital Corp.	7,417,118
247,157	PPL Corp.	7,199,683
68,803	Southern (The) Co.	4,552,694
64,303	Xcel Energy, Inc.	4,584,804
		98,627,180

	Gas Utilities — 9.3%
72,109	Atmos Energy Corp.	7,469,771
28,518	National Fuel Gas Co.	1,416,204
173,811	UGI Corp.	7,597,279
		16,483,254

	Independent Power and Renewable Electricity Producers — 4.6%
53,174	AES (The) Corp.	1,479,301
403,168	Vistra Corp.	6,801,444
		8,280,745

	Multi-Utilities — 24.4%
52,566	Ameren Corp.	4,459,699
62,940	CenterPoint Energy, Inc.	1,541,401
46,573	CMS Energy Corp.	2,998,836
76,235	Consolidated Edison, Inc.	5,901,351
37,536	Dominion Energy, Inc.	2,999,126
42,830	DTE Energy Co.	5,997,057
118,258	NiSource, Inc.	3,077,073
118,386	Public Service Enterprise Group, Inc.	7,477,260
43,011	Sempra Energy	5,917,023
30,465	WEC Energy Group, Inc.	2,960,284
		43,329,110

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities — 1.7%
9,509	American Water Works Co., Inc.	$1,483,309
31,857	Essential Utilities, Inc.	1,501,420
		2,984,729
	Total Common Stocks — 99.8%	177,297,587
	(Cost $175,038,528)

	Money Market Funds — 0.2%
385,754	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	385,754
	(Cost $385,754)

	Total Investments — 100.0%	177,683,341
	(Cost $175,424,282) (c)
	Net Other Assets and Liabilities — (0.0)%	(26,583)
	Net Assets — 100.0%	$177,656,758

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,115,358 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,856,299. The net unrealized appreciation was $2,259,059.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$177,297,587	$—	$—
Money Market Funds	385,754	—	—
Total Investments	$177,683,341	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

April 30, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

StrataQuant® and StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financial Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index, StrataQuant® Utilities Index (“IDI Indexes”) are service/trademarks of ICE Data Indices, LLC or its affiliates (“IDI”) and have been licensed for use by First Trust in connection with the Funds. The Funds are not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Funds or as to the result to be obtained by any person from use of the IDI Indexes in connection with the trading of the Funds. IDI and its third party suppliers accept no liability in connection with use of the index or the Fund. See the prospectus for a full copy of the disclaimer.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.5%
27,347	General Dynamics Corp.	$5,202,220
14,699	L3Harris Technologies, Inc.	3,075,472
8,063	Lockheed Martin Corp.	3,068,455
12,273	Northrop Grumman Corp.	4,350,042
4,801	Teledyne Technologies, Inc. (a)	2,149,648
		17,845,837

	Air Freight & Logistics — 0.6%
27,665	Expeditors International of Washington, Inc.	3,039,277
13,984	FedEx Corp.	4,059,695
		7,098,972

	Auto Components — 0.3%
21,605	Aptiv PLC (a)	3,108,743

	Automobiles — 1.0%
324,262	Ford Motor Co. (a)	3,741,984
86,413	General Motors Co. (a)	4,944,552
4,460	Tesla, Inc. (a)	3,164,102
		11,850,638

	Banks — 5.6%
77,001	Bank of America Corp.	3,120,851
68,252	Citigroup, Inc.	4,862,272
112,465	Citizens Financial Group, Inc.	5,204,880
106,068	Fifth Third Bancorp	4,299,997
23,822	First Republic Bank	4,365,143
252,686	Huntington Bancshares, Inc.	3,871,150
26,093	JPMorgan Chase & Co.	4,013,364
198,810	KeyCorp	4,326,106
26,200	M&T Bank Corp.	4,131,478
28,307	PNC Financial Services Group (The), Inc.	5,291,994
192,268	Regions Financial Corp.	4,191,442
10,058	SVB Financial Group (a)	5,751,466
68,110	Truist Financial Corp.	4,039,604
53,863	U.S. Bancorp	3,196,769
101,670	Wells Fargo & Co.	4,580,233
		65,246,749

	Beverages — 0.8%
17,423	Constellation Brands, Inc., Class A	4,187,095
57,787	Keurig Dr Pepper, Inc.	2,071,664
10,901	Monster Beverage Corp. (a)	1,057,942
14,042	PepsiCo, Inc.	2,024,295
		9,340,996

	Biotechnology — 2.5%
18,352	AbbVie, Inc.	2,046,248
7,033	Alnylam Pharmaceuticals, Inc. (a)	989,121
3,991	Amgen, Inc.	956,403
17,749	Biogen, Inc. (a)	4,744,840

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
22,607	Exact Sciences Corp. (a)	$2,980,055
43,158	Horizon Therapeutics PLC (a)	4,083,610
37,917	Moderna, Inc. (a)	6,780,318
27,387	Novavax, Inc. (a)	6,488,802
		29,069,397

	Building Products — 0.7%
70,563	Carrier Global Corp.	3,075,136
33,285	Johnson Controls International PLC	2,074,987
33,156	Masco Corp.	2,118,005
5,999	Trane Technologies PLC	1,042,806
		8,310,934

	Capital Markets — 4.6%
8,545	Ameriprise Financial, Inc.	2,208,028
104,997	Bank of New York Mellon (The) Corp.	5,237,250
3,951	BlackRock, Inc.	3,237,054
39,973	Blackstone Group (The), Inc.	3,537,211
4,861	CME Group, Inc.	981,873
167,745	Franklin Resources, Inc.	5,032,350
12,148	Goldman Sachs Group (The), Inc.	4,232,971
8,892	Intercontinental Exchange, Inc.	1,046,677
60,985	KKR & Co., Inc.	3,450,531
3,326	Moody’s Corp.	1,086,638
51,149	Morgan Stanley	4,222,350
20,204	Nasdaq, Inc.	3,263,754
28,343	Northern Trust Corp.	3,225,433
24,307	Raymond James Financial, Inc.	3,178,870
2,814	S&P Global, Inc.	1,098,558
59,105	State Street Corp.	4,961,865
17,360	T. Rowe Price Group, Inc.	3,110,912
		53,112,325

	Chemicals — 2.5%
13,593	Albemarle Corp.	2,285,935
33,143	Celanese Corp.	5,191,851
63,903	Corteva, Inc.	3,115,910
46,594	Dow, Inc.	2,912,125
12,849	DuPont de Nemours, Inc.	990,787
36,072	Eastman Chemical Co.	4,162,348
26,935	FMC Corp.	3,184,795
38,176	LyondellBasell Industries N.V., Class A	3,960,378
13,218	PPG Industries, Inc.	2,263,450
4,036	Sherwin-Williams (The) Co.	1,105,339
		29,172,918

	Commercial Services & Supplies — 0.5%
29,987	Republic Services, Inc.	3,187,618

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
15,393	Waste Management, Inc.	$2,123,772
		5,311,390

	Communications Equipment — 0.7%
3,289	Arista Networks, Inc. (a)	1,036,594
38,409	Cisco Systems, Inc.	1,955,402
5,281	Motorola Solutions, Inc.	994,413
13,316	Ubiquiti, Inc.	3,799,454
		7,785,863

	Construction Materials — 0.5%
8,872	Martin Marietta Materials, Inc.	3,132,881
17,655	Vulcan Materials Co.	3,146,827
		6,279,708

	Consumer Finance — 1.6%
109,827	Ally Financial, Inc.	5,650,599
7,021	American Express Co.	1,076,670
39,025	Capital One Financial Corp.	5,817,847
20,908	Discover Financial Services	2,383,512
97,693	Synchrony Financial	4,273,092
		19,201,720

	Containers & Packaging — 0.8%
10,815	Avery Dennison Corp.	2,316,249
55,098	International Paper Co.	3,195,684
29,537	Packaging Corp. of America	4,361,138
		9,873,071

	Distributors — 0.2%
5,753	Pool Corp.	2,430,757

	Diversified Financial Services — 0.5%
19,436	Berkshire Hathaway, Inc., Class B (a)	5,343,928

	Diversified Telecommunication Services — 1.1%
131,226	AT&T, Inc.	4,121,809
297,545	Lumen Technologies, Inc.	3,817,502
85,388	Verizon Communications, Inc.	4,934,572
		12,873,883

	Electric Utilities — 5.0%
58,622	American Electric Power Co., Inc.	5,200,358
99,685	Avangrid, Inc.	5,073,966
41,150	Duke Energy Corp.	4,143,394
84,732	Edison International	5,037,317
49,918	Entergy Corp.	5,455,538
45,874	Eversource Energy	3,955,256
113,518	Exelon Corp.	5,101,499
114,506	FirstEnergy Corp.	4,342,068

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
26,266	NextEra Energy, Inc.	$2,035,878
339,216	PG&E Corp. (a)	3,839,925
172,166	PPL Corp.	5,015,196
79,878	Southern (The) Co.	5,285,527
59,724	Xcel Energy, Inc.	4,258,321
		58,744,243

	Electrical Equipment — 1.3%
7,775	AMETEK, Inc.	1,049,081
14,363	Eaton Corp. PLC	2,052,904
33,021	Emerson Electric Co.	2,988,070
15,165	Generac Holdings, Inc. (a)	4,912,702
83,124	Plug Power, Inc. (a)	2,369,865
7,482	Rockwell Automation, Inc.	1,977,193
		15,349,815

	Electronic Equipment, Instruments & Components — 1.7%
30,105	Amphenol Corp., Class A	2,027,271
11,983	CDW Corp.	2,136,928
23,932	Cognex Corp.	2,061,024
68,471	Corning, Inc.	3,027,103
13,850	Keysight Technologies, Inc. (a)	1,999,247
51,064	Trimble, Inc. (a)	4,187,248
10,234	Zebra Technologies Corp., Class A (a)	4,991,531
		20,430,352

	Entertainment — 0.8%
21,357	Activision Blizzard, Inc.	1,947,545
1,904	Netflix, Inc. (a)	977,647
12,193	Roku, Inc. (a)	4,181,833
10,765	Walt Disney (The) Co. (a)	2,002,505
		9,109,530

	Equity Real Estate Investment Trusts — 3.4%
21,527	AvalonBay Communities, Inc.	4,133,184
39,228	Boston Properties, Inc.	4,289,582
55,454	Equity Residential	4,116,350
7,306	Essex Property Trust, Inc.	2,122,539
7,492	Extra Space Storage, Inc.	1,113,985
93,862	Healthpeak Properties, Inc.	3,223,221
13,757	Mid-America Apartment Communities, Inc.	2,164,389
9,369	Prologis, Inc.	1,091,770
46,917	Realty Income Corp.	3,244,311
8,728	Simon Property Group, Inc.	1,062,547
55,853	Ventas, Inc.	3,097,607
175,823	VICI Properties, Inc.	5,573,589
13,863	Welltower, Inc.	1,040,141

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
83,684	Weyerhaeuser Co.	$3,244,429
		39,517,644

	Food & Staples Retailing — 0.8%
5,635	Costco Wholesale Corp.	2,096,727
137,962	Kroger (The) Co.	5,041,131
18,088	Walgreens Boots Alliance, Inc.	960,473
7,310	Walmart, Inc.	1,022,742
		9,121,073

	Food Products — 3.7%
87,110	Archer-Daniels-Midland Co.	5,499,254
19,754	Campbell Soup Co.	943,254
132,055	Conagra Brands, Inc.	4,897,920
80,973	General Mills, Inc.	4,928,017
12,557	Hershey (The) Co.	2,063,115
62,351	Hormel Foods Corp.	2,880,616
39,242	J.M. Smucker (The) Co.	5,140,310
47,063	Kellogg Co.	2,937,673
49,653	Kraft Heinz (The) Co.	2,050,172
22,275	McCormick & Co., Inc.	2,012,769
67,867	Mondelez International, Inc., Class A	4,126,992
66,827	Tyson Foods, Inc., Class A	5,175,751
		42,655,843

	Health Care Equipment & Supplies — 2.2%
16,574	Abbott Laboratories	1,990,206
3,115	ABIOMED, Inc. (a)	999,074
5,501	Align Technology, Inc. (a)	3,276,011
23,550	Baxter International, Inc.	2,018,000
12,252	Becton, Dickinson and Co.	3,048,420
4,412	Danaher Corp.	1,120,383
40,053	Hologic, Inc. (a)	2,625,474
4,060	IDEXX Laboratories, Inc. (a)	2,228,899
3,807	Insulet Corp. (a)	1,123,903
16,812	Medtronic PLC	2,201,027
7,513	Novocure Ltd. (a)	1,533,403
4,077	Stryker Corp.	1,070,743
3,525	West Pharmaceutical Services, Inc.	1,158,033
6,203	Zimmer Biomet Holdings, Inc.	1,098,923
		25,492,499

	Health Care Providers & Services — 4.7%
11,066	Anthem, Inc.	4,198,330
65,386	Cardinal Health, Inc.	3,945,391
77,691	Centene Corp. (a)	4,796,642
20,540	Cigna Corp.	5,114,665
66,000	CVS Health Corp.	5,042,400
27,643	DaVita, Inc. (a)	3,221,239

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
26,022	Guardant Health, Inc. (a)	$4,136,978
10,545	HCA Healthcare, Inc.	2,120,178
11,844	Humana, Inc.	5,273,423
19,469	Laboratory Corp. of America Holdings (a)	5,176,223
12,745	Molina Healthcare, Inc. (a)	3,251,249
38,688	Quest Diagnostics, Inc.	5,102,173
8,007	UnitedHealth Group, Inc.	3,193,192
		54,572,083

	Health Care Technology — 0.4%
55,262	Cerner Corp.	4,147,413

	Hotels, Restaurants & Leisure — 0.8%
34,068	Caesars Entertainment, Inc. (a)	3,333,213
1,398	Chipotle Mexican Grill, Inc. (a)	2,085,858
28,416	Penn National Gaming, Inc. (a)	2,532,434
9,180	Yum! Brands, Inc.	1,097,194
		9,048,699

	Household Durables — 1.5%
55,713	D.R. Horton, Inc.	5,476,031
22,595	Garmin Ltd.	3,100,938
49,048	Lennar Corp., Class A	5,081,373
843	NVR, Inc. (a)	4,230,258
		17,888,600

	Household Products — 0.1%
11,369	Church & Dwight Co., Inc.	974,778

	Independent Power and Renewable Electricity Producers — 0.1%
37,040	AES (The) Corp.	1,030,453

	Industrial Conglomerates — 0.6%
15,463	3M Co.	3,048,376
226,897	General Electric Co.	2,976,888
4,574	Honeywell International, Inc.	1,020,185
		7,045,449

	Insurance — 5.4%
97,016	Aflac, Inc.	5,212,670
43,213	Allstate (The) Corp.	5,479,408
21,490	American International Group, Inc.	1,041,190
8,631	Aon PLC, Class A	2,170,179
129,404	Arch Capital Group Ltd. (a)	5,138,633
23,878	Arthur J. Gallagher & Co.	3,461,116
25,145	Chubb Ltd.	4,314,631
48,164	Cincinnati Financial Corp.	5,427,119

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
74,341	Hartford Financial Services Group (The), Inc.	$4,903,532
3,487	Markel Corp. (a)	4,102,177
8,153	Marsh & McLennan Cos., Inc.	1,106,362
81,679	MetLife, Inc.	5,197,235
66,248	Principal Financial Group, Inc.	4,231,260
51,933	Progressive (The) Corp.	5,231,730
10,900	Prudential Financial, Inc.	1,093,924
33,015	Travelers (The) Cos., Inc.	5,106,100
		63,217,266

	Interactive Media & Services — 1.8%
1,926	Alphabet, Inc., Class A (a)	4,532,841
6,743	Facebook, Inc., Class A (a)	2,192,015
67,071	Pinterest, Inc., Class A (a)	4,451,502
75,965	Snap, Inc., Class A (a)	4,696,156
62,428	Twitter, Inc. (a)	3,447,274
15,320	Zillow Group, Inc., Class C (a)	1,993,439
		21,313,227

	Internet & Direct Marketing Retail — 1.2%
320	Amazon.com, Inc. (a)	1,109,574
64,862	eBay, Inc.	3,618,651
24,621	Etsy, Inc. (a)	4,894,409
15,776	Wayfair, Inc., Class A (a)	4,662,912
		14,285,546

	IT Services — 3.2%
7,189	Accenture PLC, Class A	2,084,594
10,539	Automatic Data Processing, Inc.	1,970,688
6,486	Broadridge Financial Solutions, Inc.	1,028,874
38,136	Cognizant Technology Solutions Corp., Class A	3,066,134
7,510	EPAM Systems, Inc. (a)	3,437,702
14,125	Fidelity National Information Services, Inc.	2,159,713
16,684	Fiserv, Inc. (a)	2,004,082
16,320	Gartner, Inc. (a)	3,196,762
4,927	Global Payments, Inc.	1,057,482
12,794	GoDaddy, Inc., Class A (a)	1,110,775
22,355	International Business Machines Corp.	3,171,727
3,713	MongoDB, Inc. (a)	1,104,469
10,130	Paychex, Inc.	987,574
12,268	PayPal Holdings, Inc. (a)	3,217,774
17,495	Square, Inc., Class A (a)	4,283,126
8,742	Twilio, Inc., Class A (a)	3,215,308
		37,096,784

	Leisure Products — 0.4%
30,993	Hasbro, Inc.	3,082,254

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
17,665	Peloton Interactive, Inc., Class A (a)	$1,737,353
		4,819,607

	Life Sciences Tools & Services — 2.6%
21,946	10X Genomics, Inc., Class A (a)	4,340,919
15,621	Agilent Technologies, Inc.	2,087,590
102,978	Avantor, Inc. (a)	3,299,415
1,738	Bio-Rad Laboratories, Inc., Class A (a)	1,095,166
10,399	Bio-Techne Corp.	4,445,468
13,705	Charles River Laboratories International, Inc. (a)	4,556,227
15,424	IQVIA Holdings, Inc. (a)	3,619,859
859	Mettler-Toledo International, Inc. (a)	1,128,142
15,482	PerkinElmer, Inc.	2,006,932
4,352	Thermo Fisher Scientific, Inc.	2,046,441
6,989	Waters Corp. (a)	2,095,791
		30,721,950

	Machinery — 3.2%
4,282	Caterpillar, Inc.	976,767
15,330	Cummins, Inc.	3,863,773
13,272	Deere & Co.	4,921,921
21,725	Dover Corp.	3,241,153
70,290	Fortive Corp.	4,977,938
4,745	IDEX Corp.	1,063,829
4,483	Illinois Tool Works, Inc.	1,033,152
20,181	Ingersoll Rand, Inc. (a)	997,143
14,507	Otis Worldwide Corp.	1,129,660
42,750	PACCAR, Inc.	3,842,370
9,445	Parker-Hannifin Corp.	2,963,935
14,921	Stanley Black & Decker, Inc.	3,085,215
50,181	Westinghouse Air Brake Technologies Corp.	4,118,355
9,441	Xylem, Inc.	1,044,647
		37,259,858

	Media — 1.9%
1,610	Charter Communications, Inc., Class A (a)	1,084,255
91,762	Comcast Corp., Class A	5,152,436
114,249	Discovery, Inc., Class A (a)	4,302,617
110,005	Fox Corp., Class A	4,116,387
40,178	Omnicom Group, Inc.	3,305,042
110,094	ViacomCBS, Inc., Class B	4,516,056
		22,476,793

	Metals & Mining — 0.5%
30,155	Freeport-McMoRan, Inc.	1,137,145
16,476	Newmont Corp.	1,028,267

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
49,486	Nucor Corp.	$4,070,719
		6,236,131

	Multiline Retail — 0.9%
9,802	Dollar General Corp.	2,104,979
34,705	Dollar Tree, Inc. (a)	3,987,605
20,054	Target Corp.	4,156,392
		10,248,976

	Multi-Utilities — 2.9%
48,824	Ameren Corp.	4,142,228
64,883	CMS Energy Corp.	4,177,816
66,382	Consolidated Edison, Inc.	5,138,631
13,073	Dominion Energy, Inc.	1,044,533
37,294	DTE Energy Co.	5,221,906
82,467	Public Service Enterprise Group, Inc.	5,208,616
37,452	Sempra Energy	5,152,272
42,444	WEC Energy Group, Inc.	4,124,283
		34,210,285

	Oil, Gas & Consumable Fuels — 2.5%
68,953	Cheniere Energy, Inc. (a)	5,345,237
28,430	Chevron Corp.	2,930,280
37,495	ConocoPhillips	1,917,494
41,075	EOG Resources, Inc.	3,024,763
178,930	Kinder Morgan, Inc.	3,050,757
186,525	Occidental Petroleum Corp.	4,730,274
58,809	ONEOK, Inc.	3,078,063
6,252	Pioneer Natural Resources Co.	961,745
13,870	Valero Energy Corp.	1,025,825
125,756	Williams (The) Cos., Inc.	3,063,416
		29,127,854

	Personal Products — 0.4%
13,657	Estee Lauder (The) Cos., Inc., Class A	4,285,567

	Pharmaceuticals — 1.5%
31,461	Bristol-Myers Squibb Co.	1,963,795
18,860	Catalent, Inc. (a)	2,121,184
10,631	Eli Lilly and Co.	1,943,028
18,127	Johnson & Johnson	2,949,807
109,638	Pfizer, Inc.	4,237,509
284,340	Viatris, Inc. (a)	3,781,722
		16,997,045

	Professional Services — 0.6%
5,483	Equifax, Inc.	1,256,868
15,363	Jacobs Engineering Group, Inc.	2,052,650
41,256	Leidos Holdings, Inc.	4,178,408
		7,487,926

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.3%
37,657	CBRE Group, Inc., Class A (a)	$3,208,376

	Road & Rail — 1.5%
30,898	CSX Corp.	3,112,973
17,726	J.B. Hunt Transport Services, Inc.	3,026,005
47,154	Lyft, Inc., Class A (a)	2,624,592
11,095	Norfolk Southern Corp.	3,098,168
12,393	Old Dominion Freight Line, Inc.	3,195,039
36,436	Uber Technologies, Inc. (a)	1,995,600
		17,052,377

	Semiconductors & Semiconductor Equipment — 5.4%
12,651	Advanced Micro Devices, Inc. (a)	1,032,575
12,807	Analog Devices, Inc.	1,961,520
37,166	Applied Materials, Inc.	4,932,300
4,282	Broadcom, Inc.	1,953,448
18,372	Enphase Energy, Inc. (a)	2,558,301
44,413	Entegris, Inc.	5,000,016
77,582	Intel Corp.	4,463,292
15,028	KLA Corp.	4,739,080
8,342	Lam Research Corp.	5,175,794
40,550	Marvell Technology, Inc.	1,833,266
19,193	Microchip Technology, Inc.	2,884,516
56,289	Micron Technology, Inc. (a)	4,844,794
5,622	Monolithic Power Systems, Inc.	2,031,678
3,719	NVIDIA Corp.	2,232,813
47,732	ON Semiconductor Corp. (a)	1,861,548
21,741	Qorvo, Inc. (a)	4,091,004
7,490	QUALCOMM, Inc.	1,039,612
21,649	Skyworks Solutions, Inc.	3,925,613
32,644	Teradyne, Inc.	4,083,112
10,510	Texas Instruments, Inc.	1,897,160
		62,541,442

	Software — 4.3%
3,583	Autodesk, Inc. (a)	1,045,913
14,497	Cadence Design Systems, Inc. (a)	1,910,270
7,074	Citrix Systems, Inc.	876,115
42,403	Cloudflare, Inc., Class A (a)	3,593,230
10,882	Crowdstrike Holdings, Inc., Class A (a)	2,269,006
11,916	Datadog, Inc., Class A (a)	1,022,035
4,906	DocuSign, Inc. (a)	1,093,744
8,931	Elastic N.V. (a)	1,077,257
2,043	Fair Isaac Corp. (a)	1,065,241
21,538	Fortinet, Inc. (a)	4,398,706
8,744	HubSpot, Inc. (a)	4,603,279
2,591	Intuit, Inc.	1,067,907
4,211	Microsoft Corp.	1,061,930
22,756	Nuance Communications, Inc. (a)	1,209,936
28,304	Oracle Corp.	2,145,160

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
6,167	Palo Alto Networks, Inc. (a)	$2,179,356
2,684	Paycom Software, Inc. (a)	1,031,756
36,072	PTC, Inc. (a)	4,723,268
14,213	SS&C Technologies Holdings, Inc.	1,054,889
8,016	Synopsys, Inc. (a)	1,980,433
3,048	Trade Desk (The), Inc., Class A (a)	2,222,937
6,601	VMware, Inc., Class A (a) (b)	1,061,639
7,995	Workday, Inc., Class A (a)	1,974,765
14,976	Zendesk, Inc. (a)	2,188,742
3,091	Zoom Video Communications, Inc., Class A (a)	987,791
11,570	Zscaler, Inc. (a)	2,170,995
		50,016,300

	Specialty Retail — 3.0%
2,828	AutoZone, Inc. (a)	4,140,532
43,248	Best Buy Co., Inc.	5,028,445
14,972	CarMax, Inc. (a)	1,994,869
7,568	Carvana Co. (a)	2,158,848
26,158	GameStop Corp., Class A (a) (b)	4,540,767
9,760	Home Depot (The), Inc.	3,159,019
26,109	Lowe’s Cos., Inc.	5,123,891
5,873	O’Reilly Automotive, Inc. (a)	3,247,064
28,041	Tractor Supply Co.	5,288,533
		34,681,968

	Technology Hardware, Storage & Peripherals — 2.1%
8,129	Apple, Inc.	1,068,639
56,328	Dell Technologies, Inc., Class C (a)	5,538,732
252,365	Hewlett Packard Enterprise Co.	4,042,887
62,555	HP, Inc.	2,133,751
54,661	NetApp, Inc.	4,082,630
38,817	Seagate Technology PLC	3,603,770
59,509	Western Digital Corp. (a)	4,203,121
		24,673,530

	Tobacco — 0.2%
19,411	Altria Group, Inc.	926,875
11,190	Philip Morris International, Inc.	1,063,050
		1,989,925

	Trading Companies & Distributors — 0.7%
39,501	Fastenal Co.	2,065,112
12,062	United Rentals, Inc. (a)	3,859,237
4,954	W.W. Grainger, Inc.	2,147,757
		8,072,106

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.4%
31,705	T-Mobile US, Inc. (a)	$4,189,182
	Total Common Stocks — 100.0%	1,164,596,324
	(Cost $955,890,722)

	Money Market Funds — 0.1%
1,157,790	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (c) (d)	1,157,790
316,373	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	316,373
	Total Money Market Funds — 0.1%	1,474,163
	(Cost $1,474,163)

	Total Investments — 100.1%	1,166,070,487
	(Cost $957,364,885) (e)
	Net Other Assets and Liabilities — (0.1)%	(1,029,149)
	Net Assets — 100.0%	$1,165,041,338

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,122,005 and the total value of the collateral held by the Fund is $1,157,790.
(c)	Rate shown reflects yield as of April 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $215,556,735 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,851,133. The net unrealized appreciation was $208,705,602.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,164,596,324	$—	$—
Money Market Funds	1,474,163	—	—
Total Investments	$1,166,070,487	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
April 30, 2021

,Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 1.7%
14,931	Axon Enterprise, Inc. (a)	$2,263,689
21,499	BWX Technologies, Inc.	1,438,713
23,907	Curtiss-Wright Corp.	3,057,705
12,658	Hexcel Corp. (a)	714,038
22,061	Howmet Aerospace, Inc. (a)	705,070
17,217	Huntington Ingalls Industries, Inc.	3,655,513
52,584	Parsons Corp. (a)	2,331,049
37,919	Textron, Inc.	2,435,917
23,142	Virgin Galactic Holdings, Inc. (a) (b)	512,595
		17,114,289

	Air Freight & Logistics — 0.3%
14,855	C.H. Robinson Worldwide, Inc.	1,442,123
11,497	XPO Logistics, Inc. (a)	1,599,463
		3,041,586

	Airlines — 0.3%
118,633	American Airlines Group, Inc. (a)	2,576,709

	Auto Components — 1.1%
76,449	BorgWarner, Inc.	3,713,892
22,315	Fox Factory Holding Corp. (a)	3,419,327
59,616	Gentex Corp.	2,097,291
11,733	Lear Corp.	2,156,995
		11,387,505

	Automobiles — 0.5%
17,676	Harley-Davidson, Inc.	854,988
26,304	Thor Industries, Inc.	3,724,384
51,477	Workhorse Group, Inc. (a) (b)	637,800
		5,217,172

	Banks — 5.5%
69,409	Bank OZK	2,845,075
31,743	BOK Financial Corp.	2,791,480
29,642	Comerica, Inc.	2,227,893
18,505	Commerce Bancshares, Inc.	1,439,874
19,552	Cullen/Frost Bankers, Inc.	2,347,413
28,814	East West Bancorp, Inc.	2,194,186
2,544	First Citizens BancShares, Inc., Class A	2,206,818
45,507	First Financial Bankshares, Inc.	2,233,484
209,590	First Horizon Corp.	3,833,401
49,673	Glacier Bancorp, Inc.	2,928,223
23,985	Pinnacle Financial Partners, Inc.	2,102,045
50,400	Popular, Inc.	3,727,584
47,325	Prosperity Bancshares, Inc.	3,471,762
15,675	Signature Bank	3,942,419
18,057	South State Corp.	1,522,566
61,975	Synovus Financial Corp.	2,904,149
73,492	United Bankshares, Inc.	2,886,031
206,357	Valley National Bancorp	2,841,536
38,586	Webster Financial Corp.	2,041,585
15,011	Western Alliance Bancorp	1,577,206

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
51,589	Zions Bancorp N.A.	$2,878,666
		54,943,396

	Beverages — 0.9%
2,350	Boston Beer (The) Co., Inc., Class A (a)	2,858,752
59,008	Celsius Holdings, Inc. (a)	3,381,158
13,858	Molson Coors Beverage Co., Class B (a)	761,497
43,478	National Beverage Corp. (b)	2,112,596
		9,114,003

	Biotechnology — 3.3%
26,568	Beam Therapeutics, Inc. (a) (b)	2,178,576
7,290	Blueprint Medicines Corp. (a)	702,173
31,231	CareDx, Inc. (a)	2,469,435
24,828	Denali Therapeutics, Inc. (a)	1,500,604
33,754	Editas Medicine, Inc. (a)	1,249,236
15,258	Emergent BioSolutions, Inc. (a)	930,433
62,756	Exelixis, Inc. (a)	1,545,053
25,791	Fate Therapeutics, Inc. (a)	2,253,875
34,005	Halozyme Therapeutics, Inc. (a)	1,698,550
35,329	Intellia Therapeutics, Inc. (a)	2,712,207
13,962	Natera, Inc. (a)	1,536,099
660,919	OPKO Health, Inc. (a) (b)	2,709,768
18,940	Sage Therapeutics, Inc. (a)	1,491,714
14,706	TG Therapeutics, Inc. (a)	657,505
11,446	Twist Bioscience Corp. (a)	1,535,939
12,451	Ultragenyx Pharmaceutical, Inc. (a)	1,390,030
21,188	United Therapeutics Corp. (a)	4,270,653
41,477	Vir Biotechnology, Inc. (a)	1,980,112
		32,811,962

	Building Products — 1.5%
20,968	A.O. Smith Corp.	1,420,582
10,124	AAON, Inc.	662,211
34,280	Advanced Drainage Systems, Inc.	3,827,705
5,643	Allegion PLC	758,306
30,573	Builders FirstSource, Inc. (a)	1,487,988
22,193	Fortune Brands Home & Security, Inc.	2,329,821
2,275	Lennox International, Inc.	762,899
7,698	Owens Corning	745,243
13,667	Simpson Manufacturing Co., Inc.	1,540,271
15,487	Trex Co., Inc. (a)	1,672,441
		15,207,467

	Capital Markets — 3.0%
14,269	Affiliated Managers Group, Inc.	2,299,735
12,651	Ares Management Corp., Class A	664,430
19,283	Carlyle Group (The), Inc.	822,613
28,730	Cboe Global Markets, Inc.	2,998,550
21,522	Evercore, Inc., Class A	3,015,878
140,531	Invesco Ltd.	3,794,337

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
117,747	Jefferies Financial Group, Inc.	$3,827,955
65,165	Lazard Ltd., Class A	2,931,773
9,972	LPL Financial Holdings, Inc.	1,562,612
6,299	Morningstar, Inc.	1,669,298
46,534	SEI Investments Co.	2,859,049
44,261	Stifel Financial Corp.	3,062,419
9,579	Tradeweb Markets, Inc., Class A	778,581
		30,287,230

	Chemicals — 3.5%
7,985	Ashland Global Holdings, Inc.	688,387
47,927	Axalta Coating Systems Ltd. (a)	1,528,392
62,480	CF Industries Holdings, Inc.	3,038,403
76,192	Chemours (The) Co.	2,300,999
116,266	Element Solutions, Inc.	2,543,900
73,760	Huntsman Corp.	2,114,699
5,077	International Flavors & Fragrances, Inc.	721,797
112,122	Mosaic (The) Co.	3,944,452
7,458	NewMarket Corp.	2,584,868
93,342	Olin Corp.	4,016,506
8,723	Quaker Chemical Corp.	2,114,019
7,718	RPM International, Inc.	731,975
14,468	Scotts Miracle-Gro (The) Co.	3,344,423
81,570	Valvoline, Inc.	2,561,298
31,933	Westlake Chemical Corp.	2,998,189
		35,232,307

	Commercial Services & Supplies — 0.7%
167,971	ADT, Inc.	1,545,333
33,730	Clean Harbors, Inc. (a)	3,000,621
10,499	Stericycle, Inc. (a)	800,864
15,669	Tetra Tech, Inc.	1,999,834
		7,346,652

	Communications Equipment — 0.7%
51,816	Ciena Corp. (a)	2,615,153
10,193	F5 Networks, Inc. (a)	1,903,645
111,936	Juniper Networks, Inc.	2,842,055
		7,360,853

	Construction & Engineering — 1.3%
11,056	AECOM (a)	734,450
12,640	EMCOR Group, Inc.	1,514,272
37,825	MasTec, Inc. (a)	3,947,417
32,227	Quanta Services, Inc.	3,114,417
5,965	Valmont Industries, Inc.	1,472,460
76,631	WillScot Mobile Mini Holdings Corp. (a)	2,242,990
		13,026,006

Shares	Description	Value
	Common Stocks (Continued)
	Construction Materials — 0.3%
21,095	Eagle Materials, Inc. (a)	$2,914,063

	Consumer Finance — 1.5%
7,871	Credit Acceptance Corp. (a) (b)	3,107,392
65,975	OneMain Holdings, Inc.	3,751,998
130,975	Santander Consumer USA Holdings, Inc.	4,445,292
157,782	SLM Corp.	3,101,994
		14,406,676

	Containers & Packaging — 1.8%
5,004	AptarGroup, Inc.	754,653
46,179	Berry Global Group, Inc. (a)	2,937,908
21,914	Crown Holdings, Inc.	2,406,157
156,132	Graphic Packaging Holding Co.	2,896,249
30,940	Sealed Air Corp.	1,528,436
67,460	Silgan Holdings, Inc.	2,844,788
33,594	Sonoco Products Co.	2,199,063
40,855	WestRock Co.	2,277,667
		17,844,921

	Distributors — 0.3%
66,982	LKQ Corp. (a)	3,128,729

	Diversified Consumer Services — 1.0%
16,550	Chegg, Inc. (a)	1,494,962
26,375	frontdoor, Inc. (a)	1,411,854
33,093	Grand Canyon Education, Inc. (a)	3,583,641
41,655	Service Corp. International	2,226,043
14,870	Terminix Global Holdings, Inc. (a)	756,734
		9,473,234

	Diversified Financial Services — 0.5%
86,921	Equitable Holdings, Inc.	2,975,306
22,276	Voya Financial, Inc.	1,510,758
		4,486,064

	Diversified Telecommunication Services — 0.1%
34,368	Iridium Communications, Inc. (a)	1,305,640

	Electric Utilities — 2.4%
52,352	Alliant Energy Corp.	2,940,612
59,536	Evergy, Inc.	3,808,518
63,816	Hawaiian Electric Industries, Inc.	2,747,917
35,452	IDACORP, Inc.	3,633,121
56,361	NRG Energy, Inc.	2,018,851
43,809	OGE Energy Corp.	1,470,230
43,567	Pinnacle West Capital Corp.	3,687,947
74,661	Portland General Electric Co.	3,797,258
		24,104,454

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electrical Equipment — 1.1%
21,480	Acuity Brands, Inc.	$3,984,969
26,205	Bloom Energy Corp., Class A (a)	680,544
147,572	FuelCell Energy, Inc. (a)	1,432,924
11,379	Hubbell, Inc.	2,184,882
19,872	Regal Beloit Corp.	2,870,113
		11,153,432

	Electronic Equipment, Instruments & Components — 1.8%
31,982	Arrow Electronics, Inc. (a)	3,648,187
41,470	II-VI, Inc. (a)	2,784,296
54,358	Jabil, Inc.	2,849,446
5,361	Littelfuse, Inc.	1,421,952
32,827	National Instruments Corp.	1,359,366
30,862	SYNNEX Corp.	3,740,474
70,251	Vontier Corp. (a)	2,201,666
		18,005,387

	Entertainment — 0.4%
277,703	AMC Entertainment Holdings, Inc., Class A (a) (b)	2,785,361
69,426	Zynga, Inc., Class A (a)	751,189
		3,536,550

	Equity Real Estate Investment Trusts — 6.3%
49,259	American Campus Communities, Inc.	2,226,999
18,426	Americold Realty Trust	744,226
105,117	Brixmor Property Group, Inc.	2,348,314
80,208	Cousins Properties, Inc.	2,941,227
18,738	CubeSmart	793,367
45,149	Douglas Emmett, Inc.	1,514,298
13,974	Federal Realty Investment Trust	1,576,826
93,514	Healthcare Realty Trust, Inc.	3,007,410
77,104	Healthcare Trust of America, Inc., Class A	2,264,545
66,030	Highwoods Properties, Inc.	2,957,484
42,068	Host Hotels & Resorts, Inc. (a)	763,955
7,869	Innovative Industrial Properties, Inc.	1,441,050
38,305	Iron Mountain, Inc.	1,536,797
44,595	JBG SMITH Properties	1,454,243
43,202	Kilroy Realty Corp.	2,961,065
189,023	Kimco Realty Corp.	3,969,483
7,547	Lamar Advertising Co., Class A	747,455
33,310	Medical Properties Trust, Inc.	734,486
48,253	National Retail Properties, Inc.	2,239,904
58,054	Omega Healthcare Investors, Inc.	2,206,052
32,847	Park Hotels & Resorts, Inc. (a)	732,817
160,461	Physicians Realty Trust	3,005,435
9,171	PS Business Parks, Inc.	1,489,095
43,958	Rayonier, Inc.	1,594,796
24,999	Regency Centers Corp.	1,591,436

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
50,639	SL Green Realty Corp.	$3,747,792
50,036	Spirit Realty Capital, Inc.	2,378,711
63,478	STORE Capital Corp.	2,271,878
16,162	UDR, Inc.	750,725
73,417	VEREIT, Inc.	3,512,269
15,616	Vornado Realty Trust	714,432
40,069	WP Carey, Inc.	3,000,767
		63,219,339

	Food & Staples Retailing — 0.9%
111,511	Albertsons Cos., Inc., Class A (b)	2,070,759
47,403	BJ’s Wholesale Club Holdings, Inc. (a)	2,117,492
13,115	Casey’s General Stores, Inc.	2,914,022
19,215	Grocery Outlet Holding Corp. (a)	776,094
12,304	Performance Food Group Co. (a)	722,245
18,595	US Foods Holding Corp. (a)	770,949
		9,371,561

	Food Products — 2.5%
5,448	Beyond Meat, Inc. (a) (b)	717,393
44,711	Bunge Ltd.	3,774,503
48,168	Darling Ingredients, Inc. (a)	3,345,268
89,349	Flowers Foods, Inc.	2,140,802
13,390	Freshpet, Inc. (a)	2,474,740
32,515	Hain Celestial Group (The), Inc. (a)	1,333,440
39,415	Ingredion, Inc.	3,681,755
9,148	Lamb Weston Holdings, Inc.	736,414
89,387	Pilgrim’s Pride Corp. (a)	2,141,712
13,409	Post Holdings, Inc. (a)	1,525,676
961	Seaboard Corp.	3,438,448
		25,310,151

	Gas Utilities — 1.2%
35,854	Atmos Energy Corp.	3,714,116
14,180	National Fuel Gas Co.	704,179
46,082	ONE Gas, Inc.	3,708,218
86,422	UGI Corp.	3,777,506
		11,904,019

	Health Care Equipment & Supplies — 1.6%
11,109	DENTSPLY SIRONA, Inc.	749,969
34,747	Envista Holdings Corp. (a)	1,503,850
16,891	Glaukos Corp. (a)	1,590,456
19,248	Hill-Rom Holdings, Inc.	2,121,514
10,259	Integra LifeSciences Holdings Corp. (a)	759,987
5,239	Penumbra, Inc. (a)	1,603,082
21,767	Shockwave Medical, Inc. (a)	3,558,034
26,898	STAAR Surgical Co. (a)	3,685,295
		15,572,187

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services — 3.3%
36,276	1Life Healthcare, Inc. (a)	$1,578,369
37,216	Acadia Healthcare Co., Inc. (a)	2,267,199
77,131	AdaptHealth Corp. (a)	2,241,427
70,954	Covetrus, Inc. (a)	2,032,832
25,964	Encompass Health Corp.	2,203,305
37,768	Ensign Group (The), Inc.	3,242,383
10,424	HealthEquity, Inc. (a)	791,911
40,950	Henry Schein, Inc. (a)	2,968,875
104,702	Premier, Inc., Class A	3,701,215
47,776	Progyny, Inc. (a)	2,718,932
57,443	R1 RCM, Inc. (a)	1,567,045
68,157	Tenet Healthcare Corp. (a)	4,038,984
26,570	Universal Health Services, Inc., Class B	3,943,254
		33,295,731

	Health Care Technology — 0.5%
10,274	Inspire Medical Systems, Inc. (a)	2,433,089
10,916	Omnicell, Inc. (a)	1,583,038
9,292	Schrodinger, Inc. (a)	708,422
		4,724,549

	Hotels, Restaurants & Leisure — 1.2%
48,089	Boyd Gaming Corp. (a)	3,181,087
3,117	Churchill Downs, Inc.	659,245
4,070	Marriott Vacations Worldwide Corp. (a)	722,954
18,402	Scientific Games Corp. (a)	1,076,885
18,857	Shake Shack, Inc., Class A (a)	2,050,699
7,388	Texas Roadhouse, Inc. (a)	790,664
46,359	Travel + Leisure Co.	2,991,546
34,987	Wendy’s (The) Co.	789,657
		12,262,737

	Household Durables — 2.8%
3,365	Helen of Troy Ltd. (a)	710,722
76,170	KB Home	3,673,679
46,583	Leggett & Platt, Inc.	2,313,778
18,429	Mohawk Industries, Inc. (a)	3,787,159
67,585	PulteGroup, Inc.	3,995,625
96,942	Tempur Sealy International, Inc.	3,697,368
62,475	Toll Brothers, Inc.	3,917,182
10,154	TopBuild Corp. (a)	2,258,047
16,084	Whirlpool Corp.	3,803,062
		28,156,622

	Household Products — 0.4%
95,210	Reynolds Consumer Products, Inc.	2,791,557

Shares	Description	Value
	Common Stocks (Continued)
	Household Products (Continued)
4,631	WD-40 Co.	$1,151,915
		3,943,472

	Independent Power and Renewable Electricity Producers — 0.4%
17,365	Sunnova Energy International, Inc. (a)	613,332
200,463	Vistra Corp.	3,381,811
		3,995,143

	Industrial Conglomerates — 0.3%
17,228	Carlisle Cos., Inc.	3,301,746

	Insurance — 5.8%
2,263	Alleghany Corp. (a)	1,536,509
31,062	American Financial Group, Inc.	3,816,277
20,000	Assurant, Inc.	3,112,000
14,299	Axis Capital Holdings Ltd.	797,884
63,530	CNA Financial Corp.	2,981,463
14,364	Enstar Group Ltd. (a)	3,607,950
11,442	Everest Re Group Ltd.	3,168,862
87,167	Fidelity National Financial, Inc.	3,976,559
62,563	First American Financial Corp.	4,035,313
29,342	Globe Life, Inc.	3,007,262
27,377	Hanover Insurance Group (The), Inc.	3,786,513
44,458	Kemper Corp.	3,470,391
34,150	Lincoln National Corp.	2,190,040
162,280	Old Republic International Corp.	3,995,334
14,386	Primerica, Inc.	2,298,451
16,871	Reinsurance Group of America, Inc.	2,202,172
6,353	RLI Corp.	708,105
39,087	Selective Insurance Group, Inc.	2,976,084
9,301	Trupanion, Inc. (a)	754,311
127,351	Unum Group	3,598,939
28,222	W.R. Berkley Corp.	2,249,858
		58,270,277

	Internet & Direct Marketing Retail — 0.8%
25,103	Chewy, Inc., Class A (a) (b)	2,001,211
301,376	Qurate Retail, Inc., Series A	3,586,374
3,553	Stamps.com, Inc. (a)	729,680
42,925	Stitch Fix, Inc., Class A (a)	1,859,511
		8,176,776

	IT Services — 1.0%
22,675	DXC Technology Co. (a)	746,234
5,125	Euronet Worldwide, Inc. (a)	735,079
10,536	Fastly, Inc., Class A (a) (b)	672,934
49,662	Genpact Ltd.	2,360,435
31,844	MAXIMUS, Inc.	2,918,184
57,488	Western Union (The) Co.	1,480,891

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	IT Services (Continued)
3,388	WEX, Inc. (a)	$695,252
		9,609,009

	Leisure Products — 1.0%
29,730	Brunswick Corp.	3,184,975
142,336	Mattel, Inc. (a)	3,054,530
5,310	Polaris, Inc.	743,559
39,266	YETI Holdings, Inc. (a)	3,354,102
		10,337,166

	Life Sciences Tools & Services — 1.1%
22,054	Bruker Corp.	1,511,140
12,963	Medpace Holdings, Inc. (a)	2,199,562
63,840	Pacific Biosciences of California, Inc. (a)	1,905,624
37,465	PPD, Inc. (a)	1,730,883
7,292	Repligen Corp. (a)	1,543,789
28,036	Syneos Health, Inc. (a)	2,378,855
		11,269,853

	Machinery — 3.6%
14,804	AGCO Corp.	2,160,200
69,442	Allison Transmission Holdings, Inc.	2,879,760
19,918	Chart Industries, Inc. (a)	3,199,428
48,539	Colfax Corp. (a)	2,193,477
22,644	Crane Co.	2,129,895
24,376	Donaldson Co., Inc.	1,532,763
36,529	Flowserve Corp.	1,448,009
7,797	ITT, Inc.	735,335
10,632	John Bean Technologies Corp.	1,545,680
11,531	Lincoln Electric Holdings, Inc.	1,476,544
4,277	Middleby (The) Corp. (a)	775,506
7,136	Nordson Corp.	1,508,622
17,921	Oshkosh Corp.	2,229,910
7,205	RBC Bearings, Inc. (a)	1,436,893
30,106	Rexnord Corp.	1,503,193
12,288	Snap-on, Inc.	2,919,629
34,931	Timken (The) Co.	2,929,663
13,745	Toro (The) Co.	1,575,177
17,629	Woodward, Inc.	2,203,801
		36,383,485

	Media — 1.7%
43,580	Altice USA, Inc., Class A (a)	1,582,390
97,905	DISH Network Corp., Class A (a)	4,385,165
48,551	Interpublic Group of (The) Cos., Inc.	1,541,494
51,106	Magnite, Inc. (a)	2,046,795
139,370	News Corp., Class A	3,650,797
25,238	Nexstar Media Group, Inc., Class A	3,720,334
		16,926,975

Shares	Description	Value
	Common Stocks (Continued)
	Metals & Mining — 1.0%
176,239	Cleveland-Cliffs, Inc. (a)	$3,147,628
18,618	Reliance Steel & Aluminum Co.	2,984,652
69,822	Steel Dynamics, Inc.	3,785,749
		9,918,029

	Mortgage Real Estate Investment Trusts — 0.7%
42,293	AGNC Investment Corp.	758,313
82,423	Annaly Capital Management, Inc.	748,401
45,732	Blackstone Mortgage Trust, Inc., Class A	1,485,833
12,635	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	662,074
126,015	New Residential Investment Corp.	1,350,881
85,954	Starwood Property Trust, Inc.	2,219,332
		7,224,834

	Multiline Retail — 0.4%
35,673	Kohl’s Corp.	2,092,578
16,296	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,503,632
		3,596,210

	Multi-Utilities — 1.1%
53,081	Black Hills Corp.	3,661,527
31,295	CenterPoint Energy, Inc.	766,415
112,122	MDU Resources Group, Inc.	3,751,602
88,200	NiSource, Inc.	2,294,964
		10,474,508

	Oil, Gas & Consumable Fuels — 3.1%
392,489	Antero Midstream Corp.	3,391,105
158,399	APA Corp.	3,167,980
150,977	Cabot Oil & Gas Corp.	2,516,787
47,741	Cimarex Energy Co.	3,160,454
109,600	Continental Resources, Inc. (a)	2,985,504
38,581	Diamondback Energy, Inc.	3,153,225
152,602	EQT Corp. (a)	2,914,698
19,811	HollyFrontier Corp.	693,385
265,482	Marathon Oil Corp.	2,989,327
148,790	Ovintiv, Inc.	3,560,545
1,338	Texas Pacific Land Corp.	2,060,721

	Paper & Forest Products — 0.4%
63,906	Louisiana-Pacific Corp.	4,210,127

	Personal Products — 0.4%
236,017	Coty, Inc., Class A (a)	2,362,530
31,959	Herbalife Nutrition Ltd. (a)	1,462,764
		3,825,294

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Pharmaceuticals — 0.4%
12,938	Jazz Pharmaceuticals PLC (a)	$2,127,007
35,030	Perrigo Co. PLC	1,458,299
		3,585,306

	Professional Services — 2.2%
29,708	ASGN, Inc. (a)	3,124,687
8,802	Booz Allen Hamilton Holding Corp.	730,126
14,368	CACI International, Inc., Class A (a)	3,661,828
20,236	FTI Consulting, Inc. (a)	2,809,768
18,464	KBR, Inc.	730,436
7,167	ManpowerGroup, Inc.	866,419
18,159	Robert Half International, Inc.	1,590,910
33,919	Science Applications International Corp.	3,033,037
27,277	TriNet Group, Inc. (a)	2,146,973
79,164	Upwork, Inc. (a)	3,646,294
		22,340,478

	Real Estate Management & Development — 1.0%
77,809	eXp World Holdings, Inc. (a)	2,673,517
14,902	Howard Hughes (The) Corp. (a)	1,608,522
19,795	Jones Lang LaSalle, Inc. (a)	3,719,679
21,290	Redfin Corp. (a)	1,506,906
		9,508,624

	Road & Rail — 1.2%
5,786	AMERCO	3,452,101
73,699	Knight-Swift Transportation Holdings, Inc.	3,472,697
8,588	Landstar System, Inc.	1,479,541
15,371	Saia, Inc. (a)	3,604,499
		12,008,838

	Semiconductors & Semiconductor Equipment — 2.9%
32,465	Advanced Energy Industries, Inc.	3,581,214
149,481	Amkor Technology, Inc.	3,022,506
34,726	Brooks Automation, Inc.	3,518,786
8,360	Cirrus Logic, Inc. (a)	622,068
8,019	CMC Materials, Inc.	1,470,925
6,555	Cree, Inc. (a)	651,698
26,634	Diodes, Inc. (a)	2,045,757
8,120	First Solar, Inc. (a)	621,424
31,490	Lattice Semiconductor Corp. (a)	1,584,262
48,868	MACOM Technology Solutions Holdings, Inc. (a)	2,766,417
19,115	MKS Instruments, Inc.	3,423,688
17,399	Power Integrations, Inc.	1,440,811
10,273	Semtech Corp. (a)	695,893
5,025	Silicon Laboratories, Inc. (a)	708,274
84,764	SunPower Corp. (a)	2,177,587

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
2,994	Universal Display Corp.	$669,728
		29,001,038

	Software — 4.4%
65,552	8x8, Inc. (a)	2,156,005
37,258	ACI Worldwide, Inc. (a)	1,407,607
16,412	Alarm.com Holdings, Inc. (a)	1,473,141
10,663	Appian Corp. (a)	1,292,142
4,911	Aspen Technology, Inc. (a)	642,555
14,615	Bill.com Holdings, Inc. (a)	2,259,918
6,539	Blackline, Inc. (a)	758,916
26,224	CDK Global, Inc.	1,405,344
23,739	Cerence, Inc. (a)	2,288,677
44,104	Digital Turbine, Inc. (a)	3,326,765
7,180	Dolby Laboratories, Inc., Class A	728,555
79,764	Dropbox, Inc., Class A (a)	2,049,935
29,388	Dynatrace, Inc. (a)	1,529,352
36,221	FireEye, Inc. (a)	719,892
4,534	Five9, Inc. (a)	852,256
96,135	fuboTV, Inc. (a) (b)	1,938,082
23,655	J2 Global, Inc. (a)	2,862,255
13,440	LivePerson, Inc. (a)	734,496
6,039	Manhattan Associates, Inc. (a)	828,792
5,221	MicroStrategy, Inc., Class A (a)	3,431,032
35,239	PagerDuty, Inc. (a)	1,496,248
9,500	Rapid7, Inc. (a)	771,875
27,995	Sailpoint Technologies Holdings, Inc. (a)	1,366,996
11,090	Smartsheet, Inc., Class A (a)	657,637
162,577	SolarWinds Corp. (a)	2,741,048
13,807	Varonis Systems, Inc. (a)	731,081
31,164	Verint Systems, Inc. (a)	1,513,636
16,062	Workiva, Inc. (a)	1,509,828
		43,474,066

	Specialty Retail — 3.7%
11,589	Advance Auto Parts, Inc.	2,319,654
30,416	AutoNation, Inc. (a)	3,117,032
24,317	Bed Bath & Beyond, Inc. (a)	615,706
46,542	Dick’s Sporting Goods, Inc.	3,843,438
11,145	Five Below, Inc. (a)	2,243,154
22,272	Floor & Decor Holdings, Inc., Class A (a)	2,470,410
63,008	Foot Locker, Inc.	3,716,212
57,293	L Brands, Inc. (a)	3,775,609
9,085	Lithia Motors, Inc., Class A	3,492,092
16,172	National Vision Holdings, Inc. (a)	815,231
44,170	Penske Automotive Group, Inc.	3,873,267
4,752	RH (a)	3,269,471
19,778	Williams-Sonoma, Inc.	3,377,094
		36,928,370

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.5%
18,678	NCR Corp. (a)	$854,519
32,908	Pure Storage, Inc., Class A (a)	665,400
146,031	Xerox Holdings Corp.	3,525,188
		5,045,107

	Textiles, Apparel & Luxury Goods — 1.7%
15,941	Carter’s, Inc. (a)	1,734,221
13,421	Columbia Sportswear Co.	1,463,023
44,054	Crocs, Inc. (a)	4,410,687
8,581	Deckers Outdoor Corp. (a)	2,902,094
6,706	PVH Corp. (a)	758,985
33,989	Skechers U.S.A., Inc., Class A (a)	1,648,127
86,003	Tapestry, Inc. (a)	4,115,244
		17,032,381

	Thrifts & Mortgage Finance — 1.8%
74,630	Essent Group Ltd.	3,924,046
255,897	MGIC Investment Corp.	3,899,870
280,838	New York Community Bancorp, Inc.	3,358,823
42,401	PennyMac Financial Services, Inc.	2,552,964
152,438	Radian Group, Inc.	3,756,072
34,798	TFS Financial Corp.	680,649
		18,172,424

	Trading Companies & Distributors — 1.2%
72,330	Air Lease Corp.	3,378,534
31,437	MSC Industrial Direct Co., Inc., Class A	2,834,360
12,454	SiteOne Landscape Supply, Inc. (a)	2,233,998
5,437	Watsco, Inc.	1,592,280
24,576	WESCO International, Inc. (a)	2,254,111
		12,293,283
	Total Common Stocks — 100.0%	1,000,289,733
	(Cost $817,227,811)

	Money Market Funds — 1.8%
17,903,952	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (c) (d)	17,903,952
591,576	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	591,576
	Total Money Market Funds — 1.8%	18,495,528
	(Cost $18,495,528)

Description	Value
Total Investments — 101.8%	$1,018,785,261
(Cost $835,723,339) (e)
Net Other Assets and Liabilities — (1.8)%	(18,185,754)
Net Assets — 100.0%	$1,000,599,507

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $17,418,428 and the total value of the collateral held by the Fund is $17,903,952.
(c)	Rate shown reflects yield as of April 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $191,907,388 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,845,466. The net unrealized appreciation was $183,061,922.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,000,289,733	$—	$—
Money Market Funds	18,495,528	—	—
Total Investments	$1,018,785,261	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.7%
27,962	AAR Corp. (a)	$1,125,191
20,067	AeroVironment, Inc. (a)	2,214,795
11,356	Kaman Corp.	605,842
46,190	Maxar Technologies, Inc.	1,792,634
7,002	Moog, Inc., Class A	606,023
		6,344,485

	Air Freight & Logistics — 0.7%
19,903	Air Transport Services Group, Inc. (a)	523,847
48,174	Atlas Air Worldwide Holdings, Inc. (a)	3,271,496
6,556	Forward Air Corp.	578,829
34,622	Hub Group, Inc., Class A (a)	2,275,358
		6,649,530

	Airlines — 0.3%
42,758	SkyWest, Inc. (a)	2,123,362
15,780	Spirit Airlines, Inc. (a)	565,240
		2,688,602

	Auto Components — 1.3%
13,177	Adient PLC (a)	610,622
71,804	Dana, Inc.	1,816,642
11,350	Dorman Products, Inc. (a)	1,125,693
23,575	Gentherm, Inc. (a)	1,678,540
8,804	LCI Industries	1,289,786
20,555	Patrick Industries, Inc.	1,841,728
9,552	Visteon Corp. (a)	1,163,529
33,642	XPEL, Inc. (a) (b)	2,156,452
		11,682,992

	Automobiles — 0.3%
30,367	Winnebago Industries, Inc.	2,427,842

	Banks — 11.7%
44,357	Ameris Bancorp	2,399,270
136,442	Associated Banc-Corp.	2,986,715
45,541	Atlantic Union Bankshares Corp.	1,761,070
16,478	BancFirst Corp.	1,145,386
71,718	BancorpSouth Bank	2,122,136
13,016	Bank of Hawaii Corp.	1,183,024
39,750	BankUnited, Inc.	1,852,747
43,677	Banner Corp.	2,482,601
28,092	Cadence BanCorp	625,047
57,120	Cathay General Bancorp	2,312,218
40,543	Columbia Banking System, Inc.	1,764,837
15,179	Community Bank System, Inc.	1,178,346
79,086	CVB Financial Corp.	1,677,414
43,777	Eagle Bancorp, Inc.	2,338,130
183,411	F.N.B. Corp.	2,364,168
26,193	FB Financial Corp.	1,099,058
155,152	First BanCorp	1,950,261
97,056	First Financial Bancorp	2,378,843
63,829	First Hawaiian, Inc.	1,752,744

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
37,945	First Interstate BancSystem, Inc., Class A	$1,782,277
37,569	First Merchants Corp.	1,736,063
79,736	First Midwest Bancorp, Inc.	1,672,064
136,775	Fulton Financial Corp.	2,332,014
76,901	Great Western Bancorp, Inc.	2,541,578
27,724	Hancock Whitney Corp.	1,281,958
46,345	Heartland Financial USA, Inc.	2,329,763
85,310	Hilltop Holdings, Inc.	3,002,912
64,585	Home BancShares, Inc.	1,797,401
116,004	Hope Bancorp, Inc.	1,741,220
13,835	Independent Bank Corp.	1,133,086
32,244	Independent Bank Group, Inc.	2,434,744
50,180	International Bancshares Corp.	2,378,030
118,924	Investors Bancorp, Inc.	1,741,047
16,835	Lakeland Financial Corp.	1,098,147
42,510	Live Oak Bancshares, Inc.	2,718,940
43,785	NBT Bancorp, Inc.	1,659,014
120,439	Old National Bancorp	2,276,297
26,808	Pacific Premier Bancorp, Inc.	1,180,356
13,510	Park National Corp.	1,689,966
42,219	Renasant Corp.	1,778,686
40,224	Sandy Spring Bancorp, Inc.	1,824,561
32,140	Seacoast Banking Corp. of Florida (a)	1,168,289
28,487	ServisFirst Bancshares, Inc.	1,801,518
20,478	Silvergate Capital Corp., Class A (a)	2,195,651
98,134	Simmons First National Corp., Class A	2,796,819
75,890	Sterling Bancorp	1,907,116
16,419	Texas Capital Bancshares, Inc. (a)	1,126,836
76,624	TowneBank	2,373,811
37,621	Triumph Bancorp, Inc. (a)	3,334,349
69,201	Trustmark Corp.	2,242,804
25,230	UMB Financial Corp.	2,448,067
66,361	Umpqua Holdings Corp.	1,236,969
51,201	United Community Banks, Inc.	1,675,297
53,393	Veritex Holdings, Inc.	1,803,616
48,444	WesBanco, Inc.	1,758,033
27,825	Westamerica BanCorp	1,764,105
30,731	Wintrust Financial Corp.	2,369,360
		109,506,779

	Beverages — 0.2%
6,052	Coca-Cola Consolidated, Inc.	1,774,749

	Biotechnology — 2.5%
22,555	Agios Pharmaceuticals, Inc. (a)	1,258,569
28,916	Alector, Inc. (a)	563,862
41,475	Arcus Biosciences, Inc. (a)	1,399,781
171,779	BioCryst Pharmaceuticals, Inc. (a)	1,998,649
25,038	Cytokinetics, Inc. (a)	636,967
22,776	Dicerna Pharmaceuticals, Inc. (a)	710,383
122,646	ImmunityBio, Inc. (a) (c)	2,176,967

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
287,573	ImmunoGen, Inc. (a)	$2,317,838
15,280	Ligand Pharmaceuticals, Inc. (a)	2,229,199
73,137	MacroGenics, Inc. (a)	2,366,713
159,803	Organogenesis Holdings, Inc. (a)	3,573,195
11,493	Scholar Rock Holding Corp. (a)	371,799
10,833	Veracyte, Inc. (a)	538,942
52,416	Vericel Corp. (a)	3,271,807
		23,414,671

	Building Products — 1.9%
29,537	American Woodmark Corp. (a)	2,937,750
207,529	Cornerstone Building Brands, Inc. (a)	2,917,858
8,625	CSW Industrials, Inc.	1,167,911
19,093	Gibraltar Industries, Inc. (a)	1,753,883
85,731	Griffon Corp.	2,325,025
63,090	JELD-WEN Holding, Inc. (a)	1,840,335
46,125	PGT Innovations, Inc. (a)	1,214,471
41,227	Resideo Technologies, Inc. (a)	1,237,222
30,715	UFP Industries, Inc.	2,581,289
		17,975,744

	Capital Markets — 2.2%
11,164	Artisan Partners Asset Management, Inc., Class A	568,471
24,948	AssetMark Financial Holdings, Inc. (a)	561,829
51,643	B. Riley Financial, Inc.	3,681,629
57,147	Brightsphere Investment Group, Inc.	1,286,379
93,024	Federated Hermes, Inc.	2,679,091
13,993	Focus Financial Partners, Inc., Class A (a)	658,511
159,325	Golub Capital BDC, Inc.	2,495,030
6,574	Hamilton Lane, Inc., Class A	594,618
31,833	Moelis & Co., Class A	1,727,895
10,621	Piper Sandler Cos.	1,231,930
8,607	PJT Partners, Inc., Class A	632,873
75,019	Virtu Financial, Inc., Class A	2,222,813
7,416	Virtus Investment Partners, Inc.	2,027,979
		20,369,048

	Chemicals — 2.1%
91,464	Amyris, Inc. (a)	1,331,716
36,957	Avient Corp.	1,876,307
94,919	GCP Applied Technologies, Inc. (a)	2,438,469
37,023	H.B. Fuller Co.	2,473,877
15,421	Ingevity Corp. (a)	1,204,072
11,344	Innospec, Inc.	1,105,019
114,184	Kronos Worldwide, Inc.	1,941,128
33,623	Livent Corp. (a)	605,886
30,928	Minerals Technologies, Inc.	2,416,714
34,871	PQ Group Holdings, Inc.	488,194
14,930	Sensient Technologies Corp.	1,227,843
18,326	Stepan Co.	2,394,475

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
9,147	Trinseo S.A.	$566,291
		20,069,991

	Commercial Services & Supplies — 2.4%
22,833	ABM Industries, Inc.	1,173,845
32,683	Brady Corp., Class A	1,783,511
69,035	BrightView Holdings, Inc. (a)	1,237,798
22,049	Brink’s (The) Co.	1,762,156
11,632	Cimpress PLC (a)	1,108,064
42,016	Covanta Holding Corp.	631,921
27,756	Deluxe Corp.	1,221,819
67,910	Harsco Corp. (a)	1,217,626
62,328	Healthcare Services Group, Inc.	1,866,724
14,149	Herman Miller, Inc.	587,183
44,158	HNI Corp.	1,869,650
155,287	KAR Auction Services, Inc. (a)	2,327,752
353,355	Pitney Bowes, Inc.	2,639,562
80,937	Steelcase, Inc., Class A	1,116,931
7,807	UniFirst Corp.	1,750,251
		22,294,793

	Communications Equipment — 1.4%
67,203	Calix, Inc. (a)	2,842,015
113,739	CommScope Holding Co., Inc. (a)	1,871,006
60,469	Infinera Corp. (a)	557,524
28,338	NETGEAR, Inc. (a)	1,054,457
62,038	NetScout Systems, Inc. (a)	1,625,085
74,831	Plantronics, Inc. (a)	2,992,492
48,459	Viasat, Inc. (a)	2,509,692
		13,452,271

	Construction & Engineering — 1.6%
35,923	Ameresco, Inc., Class A (a)	1,896,375
84,476	API Group Corp. (a) (b) (d)	1,795,960
35,784	Arcosa, Inc.	2,157,417
31,154	Comfort Systems USA, Inc.	2,565,843
12,540	Dycom Industries, Inc. (a)	1,176,377
14,468	Granite Construction, Inc.	551,231
30,152	NV5 Global, Inc. (a)	2,717,600
70,310	Primoris Services Corp.	2,296,325
		15,157,128

	Construction Materials — 0.3%
83,133	Summit Materials, Inc., Class A (a)	2,393,399

	Consumer Finance — 1.4%
26,600	FirstCash, Inc.	1,915,998
25,436	Green Dot Corp., Class A (a)	1,163,951
203,468	Navient Corp.	3,424,367
40,027	Nelnet, Inc., Class A	2,971,204
78,544	PRA Group, Inc. (a)	2,959,538

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
13,453	PROG Holdings, Inc.	$685,296
		13,120,354

	Containers & Packaging — 0.7%
40,864	Greif, Inc., Class A	2,472,681
79,012	O-I Glass, Inc. (a)	1,302,908
145,149	Ranpak Holdings Corp. (a)	2,791,215
		6,566,804

	Distributors — 0.2%
45,151	Core-Mark Holding Co., Inc.	1,921,627

	Diversified Consumer Services — 1.2%
15,234	2U, Inc. (a)	597,935
73,637	Adtalem Global Education, Inc. (a)	2,526,485
5,174	Graham Holdings Co., Class B	3,288,646
26,713	H&R Block, Inc.	594,631
31,678	Strategic Education, Inc.	2,377,751
55,851	WW International, Inc. (a)	1,549,307
		10,934,755

	Diversified Financial Services — 0.3%
73,488	Cannae Holdings, Inc. (a)	2,917,474

	Diversified Telecommunication Services — 0.1%
89,728	Liberty Latin America Ltd., Class C (a)	1,251,706

	Electric Utilities — 0.8%
43,332	ALLETE, Inc.	3,048,840
24,471	MGE Energy, Inc.	1,830,675
50,449	Otter Tail Corp.	2,382,706
		7,262,221

	Electrical Equipment — 1.4%
40,498	Atkore, Inc. (a)	3,170,183
23,129	AZZ, Inc.	1,217,510
43,375	Encore Wire Corp.	3,239,245
12,827	EnerSys	1,174,697
142,843	GrafTech International Ltd.	1,816,963
51,598	TPI Composites, Inc. (a)	2,742,434
		13,361,032

	Electronic Equipment, Instruments & Components — 2.4%
56,114	Avnet, Inc.	2,464,527
13,123	Belden, Inc.	567,963
18,310	Insight Enterprises, Inc. (a)	1,837,775
55,672	Knowles Corp. (a)	1,163,545
69,358	Methode Electronics, Inc.	3,116,255
35,946	nLight, Inc. (a)	1,054,656
8,905	PAR Technology Corp. (a)	731,457
50,211	PC Connection, Inc.	2,277,069

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
19,021	Plexus Corp. (a)	$1,758,301
6,186	Rogers Corp. (a)	1,211,466
70,363	Sanmina Corp. (a)	2,873,625
80,322	TTM Technologies, Inc. (a)	1,204,830
96,732	Vishay Intertechnology, Inc.	2,376,705
		22,638,174

	Energy Equipment & Services — 0.8%
184,086	Archrock, Inc.	1,719,363
19,016	Cactus, Inc., Class A	566,867
107,191	ChampionX Corp. (a)	2,252,083
21,600	Helmerich & Payne, Inc.	553,608
81,672	Patterson-UTI Energy, Inc.	552,103
656,145	Transocean Ltd. (a)	2,112,787
		7,756,811

	Entertainment — 0.2%
14,239	Madison Square Garden Entertainment Corp. (a)	1,290,196
10,734	World Wrestling Entertainment, Inc., Class A	591,550
		1,881,746

	Equity Real Estate Investment Trusts — 6.8%
122,790	Acadia Realty Trust	2,565,083
53,853	American Assets Trust, Inc.	1,887,548
39,968	Apple Hospitality REIT, Inc.	633,892
225,537	Brandywine Realty Trust	3,051,516
359,462	Colony Capital, Inc. (a)	2,516,234
68,109	Columbia Property Trust, Inc.	1,226,643
156,960	Empire State Realty Trust, Inc., Class A	1,787,774
12,498	EPR Properties	596,280
104,734	Equity Commonwealth	3,016,339
128,976	Global Net Lease, Inc.	2,476,339
64,395	Hudson Pacific Properties, Inc.	1,810,143
76,624	Independence Realty Trust, Inc.	1,290,348
60,377	Kite Realty Group Trust	1,256,445
262,077	Lexington Realty Trust	3,207,822
55,833	LTC Properties, Inc.	2,374,578
248,860	Macerich (The) Co.	3,431,779
75,237	Mack-Cali Realty Corp.	1,230,877
26,677	Outfront Media, Inc. (a)	650,118
229,942	Paramount Group, Inc.	2,439,685
23,976	Pebblebrook Hotel Trust	572,547
167,627	Piedmont Office Realty Trust, Inc., Class A	3,121,215
11,005	PotlatchDeltic Corp.	653,257
73,388	Retail Opportunity Investments Corp.	1,291,629

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
166,697	Retail Properties of America, Inc., Class A	$1,955,356
37,616	RLJ Lodging Trust	607,122
7,514	Ryman Hospitality Properties, Inc. (a)	590,976
167,721	Sabra Health Care REIT, Inc.	3,047,491
196,402	Service Properties Trust	2,418,691
128,837	SITE Centers Corp.	1,900,346
153,955	Tanger Factory Outlet Centers, Inc.	2,686,515
140,999	Urban Edge Properties	2,657,831
52,698	Washington Real Estate Investment Trust	1,223,648
86,559	Weingarten Realty Investors	2,799,318
29,861	Xenia Hotels & Resorts, Inc. (a)	580,199
		63,555,584

	Food & Staples Retailing — 1.3%
12,038	PriceSmart, Inc.	1,011,674
142,311	Rite Aid Corp. (a)	2,493,289
109,377	Sprouts Farmers Market, Inc. (a)	2,801,145
88,391	United Natural Foods, Inc. (a)	3,258,092
51,518	Weis Markets, Inc.	2,671,208
		12,235,408

	Food Products — 1.6%
37,498	B&G Foods, Inc. (c)	1,094,192
60,627	Cal-Maine Foods, Inc.	2,265,025
101,702	Fresh Del Monte Produce, Inc.	2,867,996
162,434	Hostess Brands, Inc. (a)	2,483,616
3,707	J & J Snack Foods Corp.	610,209
11,214	Sanderson Farms, Inc.	1,845,039
19,144	Simply Good Foods (The) Co. (a)	661,425
35,153	Tootsie Roll Industries, Inc.	1,109,780
33,443	TreeHouse Foods, Inc. (a)	1,591,887
		14,529,169

	Gas Utilities — 1.3%
15,051	Chesapeake Utilities Corp.	1,783,845
58,421	New Jersey Resources Corp.	2,450,761
43,177	Northwest Natural Holding Co.	2,328,104
42,377	Southwest Gas Holdings, Inc.	2,954,524
31,526	Spire, Inc.	2,375,169
		11,892,403

	Health Care Equipment & Supplies — 1.2%
110,638	Alphatec Holdings, Inc. (a)	1,769,102
8,890	AtriCure, Inc. (a)	685,152
13,312	Avanos Medical, Inc. (a)	575,211
19,445	Axonics, Inc. (a)	1,223,674
16,174	BioLife Solutions, Inc. (a)	564,473
22,394	CryoPort, Inc. (a)	1,266,829
13,829	Heska Corp. (a)	2,525,867
18,968	Integer Holdings Corp. (a)	1,780,716

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
9,727	Merit Medical Systems, Inc. (a)	$618,637
8,885	NuVasive, Inc. (a)	634,833
		11,644,494

	Health Care Providers & Services — 1.9%
5,566	Addus HomeCare Corp. (a)	588,883
15,800	AMN Healthcare Services, Inc. (a)	1,252,940
30,137	Fulgent Genetics, Inc. (a) (c)	2,321,152
45,726	MEDNAX, Inc. (a)	1,203,508
7,865	ModivCare, Inc. (a)	1,101,729
98,479	Option Care Health, Inc. (a)	1,878,979
61,968	Owens & Minor, Inc.	2,236,425
36,454	Patterson Cos., Inc.	1,171,632
12,713	Pennant Group (The), Inc. (a)	513,859
68,309	Select Medical Holdings Corp. (a)	2,576,616
65,783	Surgery Partners, Inc. (a)	3,170,741
		18,016,464

	Health Care Technology — 0.9%
155,130	Allscripts Healthcare Solutions, Inc. (a)	2,413,823
144,144	Evolent Health, Inc., Class A (a)	3,122,159
40,465	Inovalon Holdings, Inc., Class A (a)	1,222,448
64,344	NextGen Healthcare, Inc. (a)	1,178,138
11,179	Phreesia, Inc. (a)	578,513
		8,515,081

	Hotels, Restaurants & Leisure — 1.7%
26,886	Bally’s Corp. (a)	1,558,312
86,110	Bloomin’ Brands, Inc. (a)	2,721,076
8,194	Brinker International, Inc. (a)	550,063
39,810	Cheesecake Factory (The), Inc. (a)	2,491,708
3,371	Cracker Barrel Old Country Store, Inc.	564,541
21,218	Jack in the Box, Inc.	2,559,952
6,569	Papa John’s International, Inc.	635,354
53,606	Red Rock Resorts, Inc., Class A (a)	1,963,588
35,169	SeaWorld Entertainment, Inc. (a)	1,925,854
25,064	Six Flags Entertainment Corp. (a)	1,177,507
		16,147,955

	Household Durables — 3.9%
5,160	Cavco Industries, Inc. (a)	1,080,659
48,271	Century Communities, Inc. (a)	3,569,158
10,501	Installed Building Products, Inc.	1,413,960
23,832	iRobot Corp. (a)	2,592,922
41,127	La-Z-Boy, Inc.	1,828,506
19,502	LGI Homes, Inc. (a)	3,233,041
49,016	M.D.C. Holdings, Inc.	2,875,279
49,293	M/I Homes, Inc. (a)	3,436,708
31,675	Meritage Homes Corp. (a)	3,369,903
18,398	Purple Innovation, Inc. (a)	627,004

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
51,464	Skyline Champion Corp. (a)	$2,286,545
77,706	Sonos, Inc. (a)	3,110,571
94,503	Taylor Morrison Home Corp. (a)	2,949,439
143,009	Tri Pointe Homes, Inc. (a)	3,406,474
44,099	Tupperware Brands Corp. (a)	1,074,693
		36,854,862

	Household Products — 0.6%
44,890	Central Garden & Pet Co., Class A (a)	2,211,730
24,538	Energizer Holdings, Inc.	1,209,724
27,402	Spectrum Brands Holdings, Inc.	2,415,212
		5,836,666

	Industrial Conglomerates — 0.1%
15,190	Raven Industries, Inc.	617,018

	Insurance — 2.8%
92,347	American Equity Investment Life Holding Co.	2,860,910
26,991	American National Group, Inc.	3,059,430
11,575	Argo Group International Holdings Ltd.	603,984
68,868	Assured Guaranty Ltd.	3,501,938
13,162	Brighthouse Financial, Inc. (a)	615,850
119,873	CNO Financial Group, Inc.	3,060,358
67,382	Horace Mann Educators Corp.	2,702,018
12,767	James River Group Holdings Ltd.	601,453
47,882	Mercury General Corp.	2,981,612
55,960	Stewart Information Services Corp.	3,282,054
2,612	White Mountains Insurance Group Ltd.	3,044,103
		26,313,710

	Interactive Media & Services — 0.2%
52,558	Eventbrite, Inc., Class A (a)	1,238,792
14,930	Yelp, Inc. (a)	586,749
		1,825,541

	Internet & Direct Marketing Retail — 0.7%
43,940	Overstock.com, Inc. (a)	3,581,110
51,464	RealReal (The), Inc. (a)	1,274,763
19,619	Shutterstock, Inc.	1,710,385
		6,566,258

	IT Services — 1.7%
10,391	Alliance Data Systems Corp.	1,224,579
38,918	CSG Systems International, Inc.	1,789,839
6,461	ExlService Holdings, Inc. (a)	596,867
36,379	Marathon Digital Holdings, Inc. (a) (c)	1,338,019
29,752	Perficient, Inc. (a)	1,952,029
78,638	Sabre Corp. (a)	1,177,997

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
52,843	Sykes Enterprises, Inc. (a)	$2,316,109
28,986	TTEC Holdings, Inc.	2,948,746
91,633	Unisys Corp. (a)	2,199,192
		15,543,377

	Leisure Products — 0.7%
14,089	Acushnet Holdings Corp.	596,105
43,537	Callaway Golf Co.	1,260,396
21,922	Malibu Boats, Inc., Class A (a)	1,827,418
90,790	Vista Outdoor, Inc. (a)	2,960,662
		6,644,581

	Life Sciences Tools & Services — 0.6%
216,212	Bionano Genomics, Inc. (a) (c)	1,377,270
25,442	Codexis, Inc. (a)	589,746
36,510	Luminex Corp.	1,339,552
39,837	Quanterix Corp. (a)	2,435,634
		5,742,202

	Machinery — 3.3%
7,461	Alamo Group, Inc.	1,173,242
20,931	Albany International Corp., Class A	1,867,882
21,052	Altra Industrial Motion Corp.	1,242,279
15,444	Astec Industries, Inc.	1,158,454
35,265	Barnes Group, Inc.	1,760,429
22,293	Enerpac Tool Group Corp.	592,994
6,826	EnPro Industries, Inc.	584,647
5,347	ESCO Technologies, Inc.	581,540
22,143	Evoqua Water Technologies Corp. (a)	632,847
45,615	Federal Signal Corp.	1,889,830
7,376	Franklin Electric Co., Inc.	599,448
49,330	Greenbrier (The) Cos., Inc.	2,330,349
7,990	Helios Technologies, Inc.	577,517
12,207	Hillenbrand, Inc.	599,242
13,371	Hyster-Yale Materials Handling, Inc.	1,081,045
9,441	Kadant, Inc.	1,680,781
29,140	Kennametal, Inc.	1,170,262
10,483	Lindsay Corp.	1,737,872
79,175	Meritor, Inc. (a)	2,140,100
56,331	Mueller Industries, Inc.	2,527,572
83,848	Mueller Water Products, Inc., Class A	1,204,057
19,987	SPX Corp. (a)	1,212,411
9,195	SPX FLOW, Inc.	612,295
14,576	Tennant Co.	1,150,192
12,641	Terex Corp.	594,001
20,439	Trinity Industries, Inc.	564,934
		31,266,222

	Marine — 0.3%
9,658	Kirby Corp. (a)	615,214

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Marine (Continued)
34,921	Matson, Inc.	$2,281,389
		2,896,603

	Media — 1.4%
43,817	AMC Networks, Inc., Class A (a) (c)	2,203,119
158,244	Gray Television, Inc.	3,215,518
10,746	John Wiley & Sons, Inc., Class A	611,877
59,707	Sinclair Broadcast Group, Inc., Class A	1,938,686
25,153	TechTarget, Inc. (a)	1,929,235
154,629	TEGNA, Inc.	3,101,858
		13,000,293

	Metals & Mining — 1.8%
35,848	Alcoa Corp. (a)	1,313,471
110,603	Allegheny Technologies, Inc. (a)	2,572,626
45,872	Arconic Corp. (a)	1,311,939
64,488	Coeur Mining, Inc. (a)	521,063
94,413	Commercial Metals Co.	2,758,748
18,569	Compass Minerals International, Inc.	1,261,206
102,344	Hecla Mining Co.	604,853
10,542	Kaiser Aluminum Corp.	1,269,995
17,581	Materion Corp.	1,244,911
101,985	Warrior Met Coal, Inc.	1,616,462
43,400	Worthington Industries, Inc.	2,832,284
		17,307,558

	Mortgage Real Estate Investment Trusts — 0.9%
83,370	Apollo Commercial Real Estate Finance, Inc.	1,268,058
109,876	Arbor Realty Trust, Inc.	1,942,608
91,708	Chimera Investment Corp.	1,205,043
98,701	Ladder Capital Corp.	1,173,555
143,076	MFA Financial, Inc.	629,534
130,277	New York Mortgage Trust, Inc.	597,971
59,420	PennyMac Mortgage Investment Trust	1,191,371
		8,008,140

	Multiline Retail — 0.8%
42,631	Big Lots, Inc.	2,938,981
12,059	Dillard’s, Inc., Class A (c)	1,192,756
80,632	Franchise Group, Inc.	3,106,751
		7,238,488

	Multi-Utilities — 0.6%
60,977	Avista Corp.	2,806,161
44,658	NorthWestern Corp.	3,038,084
		5,844,245

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 2.6%
285,455	Antero Resources Corp. (a)	$2,574,804
169,529	Clean Energy Fuels Corp. (a)	1,864,819
39,614	CNX Resources Corp. (a)	531,620
30,362	CVR Energy, Inc.	646,407
356,820	Equitrans Midstream Corp.	2,911,651
178,083	Gevo, Inc. (a) (c)	1,207,403
152,177	Magnolia Oil & Gas Corp., Class A (a)	1,713,513
124,167	Matador Resources Co.	3,266,834
35,487	Murphy Oil Corp.	600,795
50,785	PDC Energy, Inc. (a)	1,854,160
225,489	Range Resources Corp. (a)	2,214,302
8,816	Renewable Energy Group, Inc. (a)	489,464
500,931	Southwestern Energy Co. (a)	2,138,976
82,715	World Fuel Services Corp.	2,558,375
		24,573,123

	Paper & Forest Products — 0.4%
47,281	Domtar Corp. (a)	1,863,817
47,566	Schweitzer-Mauduit International, Inc.	2,172,339
		4,036,156

	Personal Products — 0.8%
58,819	Edgewell Personal Care Co.	2,246,886
8,208	Inter Parfums, Inc.	604,109
8,245	Medifast, Inc.	1,872,357
22,021	Nu Skin Enterprises, Inc., Class A	1,164,030
17,901	USANA Health Sciences, Inc. (a)	1,610,911
		7,498,293

	Pharmaceuticals — 1.5%
24,479	Corcept Therapeutics, Inc. (a)	557,876
314,349	Endo International PLC (a)	1,801,220
243,651	Innoviva, Inc. (a)	2,789,804
17,162	Intra-Cellular Therapies, Inc. (a)	590,888
70,973	Ocular Therapeutix, Inc. (a)	1,304,484
8,310	Pacira BioSciences, Inc. (a)	525,026
66,054	Prestige Consumer Healthcare, Inc. (a)	2,877,312
111,216	Supernus Pharmaceuticals, Inc. (a)	3,386,527
		13,833,137

	Professional Services — 1.0%
53,489	CBIZ, Inc. (a)	1,796,695
11,561	Huron Consulting Group, Inc. (a)	650,422
19,989	ICF International, Inc.	1,820,198
13,907	Insperity, Inc.	1,217,419
18,675	Korn Ferry	1,267,846
26,788	ManTech International Corp., Class A	2,286,356
		9,038,936

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.7%
115,256	Kennedy-Wilson Holdings, Inc.	$2,368,511
51,839	Marcus & Millichap, Inc. (a)	1,830,953
38,489	Realogy Holdings Corp. (a)	665,090
40,724	St. Joe (The) Co.	1,864,752
		6,729,306

	Road & Rail — 2.1%
33,099	ArcBest Corp.	2,408,283
40,139	Avis Budget Group, Inc. (a)	3,596,856
148,706	Heartland Express, Inc.	2,764,445
171,576	Marten Transport Ltd.	2,868,751
30,791	Ryder System, Inc.	2,458,353
116,608	Schneider National, Inc., Class B	2,825,412
61,728	Werner Enterprises, Inc.	2,853,685
		19,775,785

	Semiconductors & Semiconductor Equipment — 2.0%
7,206	ACM Research, Inc., Class A (a)	568,914
5,799	Ambarella, Inc. (a)	565,344
42,514	Axcelis Technologies, Inc. (a)	1,765,606
20,744	CEVA, Inc. (a)	1,150,047
55,672	Cohu, Inc. (a)	2,227,437
38,729	FormFactor, Inc. (a)	1,516,240
30,721	Impinj, Inc. (a)	1,458,019
34,177	MaxLinear, Inc. (a)	1,230,030
44,309	Onto Innovation, Inc. (a)	3,036,053
29,957	Rambus, Inc. (a)	568,584
5,906	SiTime Corp. (a)	546,600
12,900	Synaptics, Inc. (a)	1,804,323
50,167	Ultra Clean Holdings, Inc. (a)	2,562,029
		18,999,226

	Software — 2.4%
9,309	Altair Engineering, Inc., Class A (a)	605,085
103,875	Avaya Holdings Corp. (a)	2,988,484
50,727	Box, Inc., Class A (a)	1,080,485
18,058	CommVault Systems, Inc. (a)	1,255,212
20,688	Domo, Inc., Class B (a)	1,330,031
90,906	Ebix, Inc.	2,737,180
398,855	Ideanomics, Inc. (a) (c)	1,172,634
32,797	Riot Blockchain, Inc. (a) (c)	1,371,898
40,329	Sprout Social, Inc., Class A (a)	2,673,409
5,865	SPS Commerce, Inc. (a)	600,811
60,438	Teradata Corp. (a)	2,989,868
12,338	Upland Software, Inc. (a)	611,471
48,568	Veritone, Inc. (a)	1,171,460
80,246	Xperi Holding Corp.	1,649,055
39,348	Zuora, Inc., Class A (a)	637,438
		22,874,521

	Specialty Retail — 3.6%
16,971	Abercrombie & Fitch Co., Class A (a)	636,243

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
58,584	Arko Corp. (a)	$616,304
8,893	Asbury Automotive Group, Inc. (a)	1,766,239
101,450	At Home Group, Inc. (a)	3,203,791
56,675	Blink Charging Co. (a) (c)	2,085,640
46,729	Boot Barn Holdings, Inc. (a)	3,296,264
44,476	Buckle (The), Inc.	1,865,323
64,028	Camping World Holdings, Inc., Class A	2,787,779
18,450	Group 1 Automotive, Inc.	3,028,752
58,595	GrowGeneration Corp. (a)	2,554,742
8,848	Monro, Inc.	624,580
16,113	Murphy USA, Inc.	2,246,152
13,453	ODP (The) Corp. (a)	543,905
50,499	Rent-A-Center, Inc.	2,906,218
57,859	Sally Beauty Holdings, Inc. (a)	1,161,230
10,043	Signet Jewelers Ltd. (a)	600,069
20,289	Sleep Number Corp. (a)	2,270,136
11,751	Sonic Automotive, Inc., Class A	579,794
31,319	Urban Outfitters, Inc. (a)	1,124,352
		33,897,513

	Technology Hardware, Storage & Peripherals — 0.2%
59,633	Super Micro Computer, Inc. (a)	2,207,614

	Textiles, Apparel & Luxury Goods — 0.4%
77,284	G-III Apparel Group Ltd. (a)	2,510,957
12,001	Kontoor Brands, Inc.	754,023
		3,264,980

	Thrifts & Mortgage Finance — 2.8%
49,550	Axos Financial, Inc. (a)	2,237,182
87,931	Capitol Federal Financial, Inc.	1,136,508
33,313	Columbia Financial, Inc. (a)	608,629
64,557	Flagstar Bancorp, Inc.	3,004,483
51,409	Meta Financial Group, Inc.	2,532,407
83,766	Mr. Cooper Group, Inc. (a)	2,888,252
123,167	NMI Holdings, Inc., Class A (a)	3,182,635
80,599	Northwest Bancshares, Inc.	1,131,610
104,545	Provident Financial Services, Inc.	2,464,126
22,672	Walker & Dunlop, Inc.	2,513,191
75,628	Washington Federal, Inc.	2,461,691
35,088	WSFS Financial Corp.	1,792,646
		25,953,360

	Tobacco — 0.1%
83,487	Vector Group Ltd.	1,089,505

	Trading Companies & Distributors — 2.6%
33,392	Beacon Roofing Supply, Inc. (a)	1,880,971
48,667	Boise Cascade Co.	3,247,062
31,396	GATX Corp.	3,067,703
41,844	GMS, Inc. (a)	1,829,001

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
28,735	Herc Holdings, Inc. (a)	$3,034,416
28,883	McGrath RentCorp	2,367,828
46,745	Rush Enterprises, Inc., Class A	2,307,333
56,648	Systemax, Inc.	2,420,003
52,951	Triton International Ltd.	2,656,552
81,107	Univar Solutions, Inc. (a)	1,893,849
		24,704,718

	Wireless Telecommunication Services — 0.6%
126,816	Telephone and Data Systems, Inc.	2,914,231
79,814	United States Cellular Corp. (a)	2,724,052
		5,638,283
	Total Common Stocks — 100.0%	937,971,506
	(Cost $788,620,072)

	Money Market Funds — 1.4%
12,664,483	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (e) (f)	12,664,483
683,162	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (e)	683,162
	Total Money Market Funds — 1.4%	13,347,645
	(Cost $13,347,645)

	Total Investments — 101.4%	951,319,151
	(Cost $801,967,717) (g)
	Net Other Assets and Liabilities — (1.4)%	(13,073,934)
	Net Assets — 100.0%	$938,245,217

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $12,153,066 and the total value of the collateral held by the Fund is $12,664,483.
(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933 Act, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of April 30, 2021.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $160,158,412 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,806,978. The net unrealized appreciation was $149,351,434.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$937,971,506	$—	$—
Money Market Funds	13,347,645	—	—
Total Investments	$951,319,151	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 2.3%
37,785	General Dynamics Corp.	$7,187,841
16,924	L3Harris Technologies, Inc.	3,541,008
13,558	Lockheed Martin Corp.	5,159,632
15,479	Northrop Grumman Corp.	5,486,377
4,037	Teledyne Technologies, Inc. (a)	1,807,567
		23,182,425

	Air Freight & Logistics — 0.9%
31,852	Expeditors International of Washington, Inc.	3,499,260
17,638	FedEx Corp.	5,120,488
		8,619,748

	Automobiles — 1.5%
560,020	Ford Motor Co. (a)	6,462,631
149,240	General Motors Co. (a)	8,539,513
		15,002,144

	Banks — 8.1%
88,656	Bank of America Corp.	3,593,228
94,299	Citigroup, Inc.	6,717,861
194,233	Citizens Financial Group, Inc.	8,989,103
133,772	Fifth Third Bancorp	5,423,117
318,689	Huntington Bancshares, Inc.	4,882,315
32,910	JPMorgan Chase & Co.	5,061,887
343,356	KeyCorp	7,471,426
45,249	M&T Bank Corp.	7,135,315
48,888	PNC Financial Services Group (The), Inc.	9,139,612
242,487	Regions Financial Corp.	5,286,217
117,631	Truist Financial Corp.	6,976,695
62,017	U.S. Bancorp	3,680,709
128,227	Wells Fargo & Co.	5,776,626
		80,134,111

	Beverages — 0.7%
21,973	Constellation Brands, Inc., Class A	5,280,551
11,806	PepsiCo, Inc.	1,701,953
		6,982,504

	Biotechnology — 0.8%
30,654	Biogen, Inc. (a)	8,194,734

	Building Products — 0.7%
81,244	Carrier Global Corp.	3,540,613
27,986	Johnson Controls International PLC	1,744,647
27,879	Masco Corp.	1,780,911
		7,066,171

	Capital Markets — 4.7%
7,184	Ameriprise Financial, Inc.	1,856,346
181,336	Bank of New York Mellon (The) Corp.	9,045,040
231,765	Franklin Resources, Inc.	6,952,950
20,979	Goldman Sachs Group (The), Inc.	7,310,132

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
88,338	Morgan Stanley	$7,292,302
32,634	Northern Trust Corp.	3,713,749
27,988	Raymond James Financial, Inc.	3,660,271
81,660	State Street Corp.	6,855,357
		46,686,147

	Chemicals — 3.4%
11,429	Albemarle Corp.	1,922,015
57,241	Celanese Corp.	8,966,803
73,576	Corteva, Inc.	3,587,566
53,646	Dow, Inc.	3,352,875
45,494	Eastman Chemical Co.	5,249,553
31,011	FMC Corp.	3,666,740
48,149	LyondellBasell Industries N.V., Class A	4,994,977
11,114	PPG Industries, Inc.	1,903,161
		33,643,690

	Commercial Services & Supplies — 0.6%
34,526	Republic Services, Inc.	3,670,114
12,943	Waste Management, Inc.	1,785,746
		5,455,860

	Construction Materials — 0.4%
20,327	Vulcan Materials Co.	3,623,084

	Consumer Finance — 2.4%
189,677	Ally Financial, Inc.	9,758,882
53,920	Capital One Financial Corp.	8,038,393
17,580	Discover Financial Services	2,004,120
84,361	Synchrony Financial	3,689,950
		23,491,345

	Containers & Packaging — 1.1%
9,093	Avery Dennison Corp.	1,947,448
63,440	International Paper Co.	3,679,520
37,253	Packaging Corp. of America	5,500,405
		11,127,373

	Diversified Financial Services — 0.9%
33,566	Berkshire Hathaway, Inc., Class B (a)	9,228,972

	Diversified Telecommunication Services — 2.2%
226,636	AT&T, Inc.	7,118,637
513,877	Lumen Technologies, Inc.	6,593,042
147,469	Verizon Communications, Inc.	8,522,233
		22,233,912

	Electric Utilities — 9.3%
80,995	American Electric Power Co., Inc.	7,185,066
172,160	Avangrid, Inc.	8,762,944
51,899	Duke Energy Corp.	5,225,710

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
117,069	Edison International	$6,959,752
86,210	Entergy Corp.	9,421,891
79,227	Eversource Energy	6,830,952
196,052	Exelon Corp.	8,810,577
197,758	FirstEnergy Corp.	7,498,983
22,086	NextEra Energy, Inc.	1,711,886
585,846	PG&E Corp. (a)	6,631,777
297,341	PPL Corp.	8,661,543
110,364	Southern (The) Co.	7,302,786
103,146	Xcel Energy, Inc.	7,354,310
		92,358,177

	Electrical Equipment — 0.5%
12,076	Eaton Corp. PLC	1,726,023
38,019	Emerson Electric Co.	3,440,339
		5,166,362

	Electronic Equipment, Instruments & Components — 0.4%
10,075	CDW Corp.	1,796,675
38,380	Corning, Inc.	1,696,780
		3,493,455

	Equity Real Estate Investment Trusts — 3.9%
27,152	AvalonBay Communities, Inc.	5,213,184
49,475	Boston Properties, Inc.	5,410,091
69,940	Equity Residential	5,191,646
108,069	Healthpeak Properties, Inc.	3,711,090
11,568	Mid-America Apartment Communities, Inc.	1,819,993
26,298	Realty Income Corp.	1,818,507
64,307	Ventas, Inc.	3,566,466
242,927	VICI Properties, Inc.	7,700,786
96,352	Weyerhaeuser Co.	3,735,567
		38,167,330

	Food & Staples Retailing — 1.1%
4,737	Costco Wholesale Corp.	1,762,591
238,269	Kroger (The) Co.	8,706,349
		10,468,940

	Food Products — 5.9%
120,355	Archer-Daniels-Midland Co.	7,598,011
182,453	Conagra Brands, Inc.	6,767,182
111,876	General Mills, Inc.	6,808,773
21,688	Hershey (The) Co.	3,563,339
71,790	Hormel Foods Corp.	3,316,698
67,773	J.M. Smucker (The) Co.	8,877,585
54,188	Kellogg Co.	3,382,415
41,749	Kraft Heinz (The) Co.	1,723,816
18,730	McCormick & Co., Inc.	1,692,443
85,593	Mondelez International, Inc., Class A	5,204,910

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
115,415	Tyson Foods, Inc., Class A	$8,938,892
		57,874,064

	Health Care Equipment & Supplies — 0.7%
19,800	Baxter International, Inc.	1,696,662
14,107	Becton, Dickinson and Co.	3,509,963
14,136	Medtronic PLC	1,850,685
		7,057,310

	Health Care Providers & Services — 7.5%
13,957	Anthem, Inc.	5,295,146
112,927	Cardinal Health, Inc.	6,814,015
107,342	Centene Corp. (a)	6,627,295
35,473	Cigna Corp.	8,833,132
113,988	CVS Health Corp.	8,708,683
26,600	HCA Healthcare, Inc.	5,348,196
16,363	Humana, Inc.	7,285,462
33,624	Laboratory Corp. of America Holdings (a)	8,939,613
14,674	Molina Healthcare, Inc. (a)	3,743,338
66,817	Quest Diagnostics, Inc.	8,811,826
9,219	UnitedHealth Group, Inc.	3,676,537
		74,083,243

	Health Care Technology — 0.5%
69,696	Cerner Corp.	5,230,685

	Household Durables — 2.4%
96,223	D.R. Horton, Inc.	9,457,759
84,711	Lennar Corp., Class A	8,776,060
1,063	NVR, Inc. (a)	5,334,240
		23,568,059

	Industrial Conglomerates — 1.0%
17,803	3M Co.	3,509,684
381,553	General Electric Co.	5,005,975
7,693	Honeywell International, Inc.	1,715,847
		10,231,506

	Insurance — 9.7%
167,552	Aflac, Inc.	9,002,569
74,632	Allstate (The) Corp.	9,463,338
36,138	American International Group, Inc.	1,750,886
223,490	Arch Capital Group Ltd. (a)	8,874,788
27,492	Arthur J. Gallagher & Co.	3,984,965
31,713	Chubb Ltd.	5,441,634
83,183	Cincinnati Financial Corp.	9,373,060
128,393	Hartford Financial Services Group (The), Inc.	8,468,802
32,565	Loews Corp.	1,815,499
4,396	Markel Corp. (a)	5,171,542
112,852	MetLife, Inc.	7,180,773
114,414	Principal Financial Group, Inc.	7,307,622

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
89,691	Progressive (The) Corp.	$9,035,471
18,331	Prudential Financial, Inc.	1,839,699
45,613	Travelers (The) Cos., Inc.	7,054,507
		95,765,155

	IT Services — 0.9%
43,908	Cognizant Technology Solutions Corp., Class A	3,530,203
11,876	Fidelity National Information Services, Inc.	1,815,841
25,740	International Business Machines Corp.	3,651,991
		8,998,035

	Leisure Products — 0.2%
17,373	Hasbro, Inc.	1,727,745

	Machinery — 3.4%
19,334	Cummins, Inc.	4,872,941
12,178	Dover Corp.	1,816,836
121,394	Fortive Corp.	8,597,123
7,539	Illinois Tool Works, Inc.	1,737,438
53,915	PACCAR, Inc.	4,845,880
10,874	Parker-Hannifin Corp.	3,412,370
17,179	Stanley Black & Decker, Inc.	3,552,102
63,287	Westinghouse Air Brake Technologies Corp.	5,193,964
		34,028,654

	Media — 3.2%
126,783	Comcast Corp., Class A	7,118,865
197,315	Discovery, Inc., Class A (a)	7,430,883
138,737	Fox Corp., Class A	5,191,539
46,259	Omnicom Group, Inc.	3,805,265
190,140	ViacomCBS, Inc., Class B	7,799,543
		31,346,095

	Metals & Mining — 0.5%
62,412	Nucor Corp.	5,134,011

	Multiline Retail — 1.0%
43,769	Dollar Tree, Inc. (a)	5,029,058
25,293	Target Corp.	5,242,227
		10,271,285

	Multi-Utilities — 5.4%
84,320	Ameren Corp.	7,153,709
81,832	CMS Energy Corp.	5,269,162
114,643	Consolidated Edison, Inc.	8,874,515
64,409	DTE Energy Co.	9,018,548
142,423	Public Service Enterprise Group, Inc.	8,995,437
64,680	Sempra Energy	8,898,027
53,529	WEC Energy Group, Inc.	5,201,413
		53,410,811

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 1.4%
15,936	Chevron Corp.	$1,642,523
47,292	EOG Resources, Inc.	3,482,583
206,014	Kinder Morgan, Inc.	3,512,539
32,964	ONEOK, Inc.	1,725,336
144,792	Williams (The) Cos., Inc.	3,527,133
		13,890,114

	Pharmaceuticals — 1.5%
20,870	Johnson & Johnson	3,396,175
138,278	Pfizer, Inc.	5,344,445
491,070	Viatris, Inc. (a)	6,531,231
		15,271,851

	Professional Services — 0.7%
12,918	Jacobs Engineering Group, Inc.	1,725,974
52,033	Leidos Holdings, Inc.	5,269,902
		6,995,876

	Real Estate Management & Development — 0.2%
21,109	CBRE Group, Inc., Class A (a)	1,798,487

	Road & Rail — 0.9%
35,575	CSX Corp.	3,584,181
20,409	J.B. Hunt Transport Services, Inc.	3,484,020
6,219	Norfolk Southern Corp.	1,736,594
		8,804,795

	Semiconductors & Semiconductor Equipment — 2.0%
3,602	Broadcom, Inc.	1,643,233
133,989	Intel Corp.	7,708,387
97,214	Micron Technology, Inc. (a)	8,367,209
40,133	ON Semiconductor Corp. (a)	1,565,187
		19,284,016

	Specialty Retail — 0.7%
59,753	Best Buy Co., Inc.	6,947,481

	Technology Hardware, Storage & Peripherals — 2.4%
435,848	Hewlett Packard Enterprise Co.	6,982,285
157,789	HP, Inc.	5,382,183
65,274	Seagate Technology PLC	6,060,038
75,053	Western Digital Corp. (a)	5,300,993
		23,725,499

	Tobacco — 0.2%
32,641	Altria Group, Inc.	1,558,608

	Trading Companies & Distributors — 0.9%
20,832	United Rentals, Inc. (a)	6,665,199
4,165	W.W. Grainger, Inc.	1,805,694
		8,470,893

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.7%
54,755	T-Mobile US, Inc. (a)	$7,234,778
	Total Common Stocks — 99.8%	987,035,540
	(Cost $811,857,993)

	Money Market Funds — 0.2%
1,702,875	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	1,702,875
	(Cost $1,702,875)

	Total Investments — 100.0%	988,738,415
	(Cost $813,560,868) (c)
	Net Other Assets and Liabilities — 0.0%	334,786
	Net Assets — 100.0%	$989,073,201

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $179,166,957 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,989,410. The net unrealized appreciation was $175,177,547.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$987,035,540	$—	$—
Money Market Funds	1,702,875	—	—
Total Investments	$988,738,415	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.5%
14,741	HEICO Corp.	$2,075,533
6,478	TransDigm Group, Inc. (a)	3,975,807
		6,051,340

	Auto Components — 0.7%
55,240	Aptiv PLC (a)	7,948,484

	Automobiles — 0.7%
11,404	Tesla, Inc. (a)	8,090,454

	Banks — 1.7%
45,682	First Republic Bank	8,370,769
19,289	SVB Financial Group (a)	11,030,029
		19,400,798

	Beverages — 0.9%
161,851	Keurig Dr Pepper, Inc.	5,802,358
41,812	Monster Beverage Corp. (a)	4,057,855
		9,860,213

	Biotechnology — 5.1%
70,389	AbbVie, Inc.	7,848,374
13,133	Alnylam Pharmaceuticals, Inc. (a)	1,847,025
15,307	Amgen, Inc.	3,668,170
57,805	Exact Sciences Corp. (a)	7,619,855
103,454	Horizon Therapeutics PLC (a)	9,788,817
72,714	Moderna, Inc. (a)	13,002,717
52,516	Novavax, Inc. (a)	12,442,616
		56,217,574

	Capital Markets — 4.5%
10,103	BlackRock, Inc.	8,277,388
74,638	Blackstone Group (The), Inc.	6,604,717
34,105	Intercontinental Exchange, Inc.	4,014,500
155,938	KKR & Co., Inc.	8,822,972
6,210	Moody’s Corp.	2,028,869
64,573	Nasdaq, Inc.	10,431,122
5,254	S&P Global, Inc.	2,051,109
44,390	T. Rowe Price Group, Inc.	7,954,688
		50,185,365

	Chemicals — 0.4%
15,483	Sherwin-Williams (The) Co.	4,240,329

	Commercial Services & Supplies — 0.2%
5,432	Cintas Corp.	1,874,800

	Communications Equipment — 2.2%
12,617	Arista Networks, Inc. (a)	3,976,500
107,576	Cisco Systems, Inc.	5,476,694
29,582	Motorola Solutions, Inc.	5,570,290
31,920	Ubiquiti, Inc.	9,107,734
		24,131,218

Shares	Description	Value

	Common Stocks (Continued)
	Construction Materials — 0.7%
22,685	Martin Marietta Materials, Inc.	$8,010,527

	Distributors — 0.6%
16,113	Pool Corp.	6,808,065

	Electrical Equipment — 2.3%
43,552	AMETEK, Inc.	5,876,471
29,079	Generac Holdings, Inc. (a)	9,420,142
155,213	Plug Power, Inc. (a)	4,425,123
20,956	Rockwell Automation, Inc.	5,537,833
		25,259,569

	Electronic Equipment, Instruments & Components — 3.5%
84,323	Amphenol Corp., Class A	5,678,311
67,030	Cognex Corp.	5,772,624
53,120	Keysight Technologies, Inc. (a)	7,667,872
122,405	Trimble, Inc. (a)	10,037,210
19,625	Zebra Technologies Corp., Class A (a)	9,571,897
		38,727,914

	Entertainment — 2.0%
59,815	Activision Blizzard, Inc.	5,454,530
3,555	Netflix, Inc. (a)	1,825,386
23,384	Roku, Inc. (a)	8,020,010
10,495	Take-Two Interactive Software, Inc. (a)	1,840,613
30,148	Walt Disney (The) Co. (a)	5,608,131
		22,748,670

	Equity Real Estate Investment Trusts — 0.7%
14,010	Essex Property Trust, Inc.	4,070,185
57,965	Invitation Homes, Inc.	2,032,253
17,493	Prologis, Inc.	2,038,459
		8,140,897

	Food & Staples Retailing — 0.2%
13,650	Walmart, Inc.	1,909,771

	Food Products — 0.2%
36,887	Campbell Soup Co.	1,761,354

	Health Care Equipment & Supplies — 4.2%
46,419	Abbott Laboratories	5,573,993
5,817	ABIOMED, Inc. (a)	1,865,686
10,273	Align Technology, Inc. (a)	6,117,880
4,827	Cooper (The) Cos., Inc.	1,983,366
16,922	Danaher Corp.	4,297,173
102,413	Hologic, Inc. (a)	6,713,172
7,784	IDEXX Laboratories, Inc. (a)	4,273,338
7,107	Insulet Corp. (a)	2,098,129
28,815	Novocure Ltd. (a)	5,881,141

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
9,734	STERIS PLC	$2,054,069
4,464	Teleflex, Inc.	1,885,951
13,517	West Pharmaceutical Services, Inc.	4,440,605
		47,184,503

	Health Care Providers & Services — 1.3%
51,617	DaVita, Inc. (a)	6,014,929
49,902	Guardant Health, Inc. (a)	7,933,420
		13,948,349

	Health Care Technology — 0.2%
7,098	Veeva Systems, Inc., Class A (a)	2,004,830

	Hotels, Restaurants & Leisure — 2.8%
108,884	Caesars Entertainment, Inc. (a)	10,653,211
3,914	Chipotle Mexican Grill, Inc. (a)	5,839,805
5,041	Domino’s Pizza, Inc.	2,129,016
90,823	Penn National Gaming, Inc. (a)	8,094,146
35,208	Yum! Brands, Inc.	4,208,060
		30,924,238

	Household Durables — 0.7%
57,775	Garmin Ltd.	7,929,041

	Household Products — 0.5%
21,229	Church & Dwight Co., Inc.	1,820,174
13,335	Kimberly-Clark Corp.	1,777,822
13,692	Procter & Gamble (The) Co.	1,826,787
		5,424,783

	Insurance — 0.8%
16,552	Aon PLC, Class A	4,161,835
31,270	Marsh & McLennan Cos., Inc.	4,243,339
		8,405,174

	Interactive Media & Services — 4.4%
3,693	Alphabet, Inc., Class A (a)	8,691,476
18,888	Facebook, Inc., Class A (a)	6,140,111
128,622	Pinterest, Inc., Class A (a)	8,536,642
182,098	Snap, Inc., Class A (a)	11,257,298
119,716	Twitter, Inc. (a)	6,610,718
58,759	Zillow Group, Inc., Class C (a)	7,645,721
		48,881,966

	Internet & Direct Marketing Retail — 3.0%
1,797	Amazon.com, Inc. (a)	6,230,954
155,485	eBay, Inc.	8,674,508
47,216	Etsy, Inc. (a)	9,386,069
30,253	Wayfair, Inc., Class A (a)	8,941,879
		33,233,410

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 7.5%
27,574	Accenture PLC, Class A	$7,995,633
29,515	Automatic Data Processing, Inc.	5,519,010
24,879	Broadridge Financial Solutions, Inc.	3,946,556
19,202	EPAM Systems, Inc. (a)	8,789,716
63,992	Fiserv, Inc. (a)	7,686,719
41,729	Gartner, Inc. (a)	8,173,877
18,895	Global Payments, Inc.	4,055,434
23,889	GoDaddy, Inc., Class A (a)	2,074,043
6,933	MongoDB, Inc. (a)	2,062,290
8,412	Okta, Inc. (a)	2,268,716
38,858	Paychex, Inc.	3,788,266
31,369	PayPal Holdings, Inc. (a)	8,227,775
41,938	Square, Inc., Class A (a)	10,267,261
22,354	Twilio, Inc., Class A (a)	8,221,801
		83,077,097

	Leisure Products — 0.4%
49,474	Peloton Interactive, Inc., Class A (a)	4,865,768

	Life Sciences Tools & Services — 7.3%
42,087	10X Genomics, Inc., Class A (a)	8,324,809
59,915	Agilent Technologies, Inc.	8,007,041
263,311	Avantor, Inc. (a)	8,436,484
6,668	Bio-Rad Laboratories, Inc., Class A (a)	4,201,707
19,945	Bio-Techne Corp.	8,526,288
32,854	Charles River Laboratories International, Inc. (a)	10,922,312
4,827	Illumina, Inc. (a)	1,896,239
39,440	IQVIA Holdings, Inc. (a)	9,256,174
3,295	Mettler-Toledo International, Inc. (a)	4,327,389
43,361	PerkinElmer, Inc.	5,620,886
12,189	Thermo Fisher Scientific, Inc.	5,731,634
19,575	Waters Corp. (a)	5,869,955
		81,120,918

	Machinery — 1.6%
25,449	Deere & Co.	9,437,762
18,197	IDEX Corp.	4,079,767
55,644	Otis Worldwide Corp.	4,332,998
		17,850,527

	Media — 0.4%
6,173	Charter Communications, Inc., Class A (a)	4,157,207

	Metals & Mining — 0.3%
63,195	Newmont Corp.	3,944,000

	Multiline Retail — 0.4%
18,797	Dollar General Corp.	4,036,656

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 1.7%
132,231	Cheniere Energy, Inc. (a)	$10,250,547
357,699	Occidental Petroleum Corp.	9,071,247
		19,321,794

	Personal Products — 0.9%
32,738	Estee Lauder (The) Cos., Inc., Class A	10,273,184

	Pharmaceuticals — 1.7%
88,117	Bristol-Myers Squibb Co.	5,500,263
72,334	Catalent, Inc. (a)	8,135,405
29,775	Eli Lilly and Co.	5,441,977
		19,077,645

	Professional Services — 0.4%
21,028	Equifax, Inc.	4,820,248

	Road & Rail — 2.0%
120,569	Lyft, Inc., Class A (a)	6,710,871
31,685	Old Dominion Freight Line, Inc.	8,168,710
102,052	Uber Technologies, Inc. (a)	5,589,388
8,413	Union Pacific Corp.	1,868,443
		22,337,412

	Semiconductors & Semiconductor Equipment — 10.2%
23,622	Advanced Micro Devices, Inc. (a)	1,928,028
35,871	Analog Devices, Inc.	5,494,002
71,275	Applied Materials, Inc.	9,458,905
46,975	Enphase Energy, Inc. (a)	6,541,269
85,169	Entegris, Inc.	9,588,326
28,819	KLA Corp.	9,088,072
15,996	Lam Research Corp.	9,924,718
113,573	Marvell Technology, Inc.	5,134,635
49,075	Microchip Technology, Inc.	7,375,482
15,749	Monolithic Power Systems, Inc.	5,691,374
7,133	NVIDIA Corp.	4,282,510
52,117	Qorvo, Inc. (a)	9,806,856
28,727	QUALCOMM, Inc.	3,987,307
51,896	Skyworks Solutions, Inc.	9,410,302
78,255	Teradyne, Inc.	9,788,135
29,435	Texas Instruments, Inc.	5,313,312
		112,813,233

	Software — 11.5%
6,690	Autodesk, Inc. (a)	1,952,878
40,608	Cadence Design Systems, Inc. (a)	5,350,916
27,135	Citrix Systems, Inc.	3,360,670
108,419	Cloudflare, Inc., Class A (a)	9,187,426
30,480	Crowdstrike Holdings, Inc., Class A (a)	6,355,385
22,249	Datadog, Inc., Class A (a)	1,908,297
9,160	DocuSign, Inc. (a)	2,042,130
16,676	Elastic N.V. (a)	2,011,459

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
3,815	Fair Isaac Corp. (a)	$1,989,179
51,631	Fortinet, Inc. (a)	10,544,599
20,960	HubSpot, Inc. (a)	11,034,392
4,842	Intuit, Inc.	1,995,679
16,154	Microsoft Corp.	4,073,716
87,278	Nuance Communications, Inc. (a)	4,640,571
79,277	Oracle Corp.	6,008,404
17,272	Palo Alto Networks, Inc. (a)	6,103,752
5,010	Paycom Software, Inc. (a)	1,925,894
69,176	PTC, Inc. (a)	9,057,905
8,752	salesforce.com, Inc. (a)	2,015,761
3,707	ServiceNow, Inc. (a)	1,877,114
54,513	SS&C Technologies Holdings, Inc.	4,045,955
15,375	Synopsys, Inc. (a)	3,798,547
5,844	Trade Desk (The), Inc., Class A (a)	4,262,088
25,316	VMware, Inc., Class A (a) (b)	4,071,572
22,392	Workday, Inc., Class A (a)	5,530,824
41,945	Zendesk, Inc. (a)	6,130,262
5,771	Zoom Video Communications, Inc., Class A (a)	1,844,238
22,186	Zscaler, Inc. (a)	4,162,981
		127,282,594

	Specialty Retail — 5.5%
6,781	AutoZone, Inc. (a)	9,928,198
21,201	Carvana Co. (a)	6,047,797
50,163	GameStop Corp., Class A (a) (b)	8,707,795
24,955	Home Depot (The), Inc.	8,077,185
50,068	Lowe’s Cos., Inc.	9,825,845
15,017	O’Reilly Automotive, Inc. (a)	8,302,599
53,771	Tractor Supply Co.	10,141,211
		61,030,630

	Technology Hardware, Storage & Peripherals — 2.0%
31,181	Apple, Inc.	4,099,054
108,019	Dell Technologies, Inc., Class C (a)	10,621,509
104,825	NetApp, Inc.	7,829,379
		22,549,942

	Textiles, Apparel & Luxury Goods — 0.2%
13,954	NIKE, Inc., Class B	1,850,579

	Tobacco — 0.4%
42,922	Philip Morris International, Inc.	4,077,590

	Trading Companies & Distributors — 0.5%
110,638	Fastenal Co.	5,784,155

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Total Common Stocks — 99.9%	$1,109,574,815
	(Cost $923,899,910)

	Money Market Funds — 1.0%
9,246,384	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (c) (d)	9,246,384
1,153,830	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	1,153,830
	Total Money Market Funds — 1.0%	10,400,214
	(Cost $10,400,214)

	Total Investments — 100.9%	1,119,975,029
	(Cost $934,300,124) (e)
	Net Other Assets and Liabilities — (0.9)%	(9,634,350)
	Net Assets — 100.0%	$1,110,340,679

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $8,942,109 and the total value of the collateral held by the Fund is $9,246,384.
(c)	Rate shown reflects yield as of April 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $196,891,244 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,216,339. The net unrealized appreciation was $185,674,905.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,109,574,815	$—	$—
Money Market Funds	10,400,214	—	—
Total Investments	$1,119,975,029	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.7%
686	AAR Corp. (a)	$27,605
1,277	Curtiss-Wright Corp.	163,328
2,254	General Dynamics Corp.	428,778
981	Huntington Ingalls Industries, Inc.	208,286
1,009	L3Harris Technologies, Inc.	211,113
809	Lockheed Martin Corp.	307,873
923	Northrop Grumman Corp.	327,148
2,496	Parsons Corp. (a)	110,648
241	Teledyne Technologies, Inc. (a)	107,908
1,800	Textron, Inc.	115,632
		2,008,319

	Air Freight & Logistics — 0.7%
2,409	Atlas Air Worldwide Holdings, Inc. (a)	163,595
529	C.H. Robinson Worldwide, Inc.	51,356
1,900	Expeditors International of Washington, Inc.	208,734
1,052	FedEx Corp.	305,406
1,731	Hub Group, Inc., Class A (a)	113,761
		842,852

	Airlines — 0.1%
2,138	SkyWest, Inc. (a)	106,173

	Auto Components — 0.5%
5,443	BorgWarner, Inc.	264,421
1,174	Dana, Inc.	29,702
2,830	Gentex Corp.	99,559
557	Lear Corp.	102,399
1,008	Patrick Industries, Inc.	90,317
		586,398

	Automobiles — 1.0%
33,404	Ford Motor Co. (a)	385,482
8,902	General Motors Co. (a)	509,373
1,498	Thor Industries, Inc.	212,102
1,117	Winnebago Industries, Inc.	89,304
		1,196,261

	Banks — 9.3%
2,218	Ameris Bancorp	119,972
6,822	Associated Banc-Corp.	149,334
2,234	Atlantic Union Bankshares Corp.	86,389
404	BancFirst Corp.	28,082
3,586	BancorpSouth Bank	106,110
5,288	Bank of America Corp.	214,323
3,706	Bank OZK	151,909
1,325	BankUnited, Inc.	61,758
2,184	Banner Corp.	124,138
2,260	BOK Financial Corp.	198,744
2,856	Cathay General Bancorp	115,611
5,625	Citigroup, Inc.	400,725
11,585	Citizens Financial Group, Inc.	536,154
1,351	Columbia Banking System, Inc.	58,809

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
1,407	Comerica, Inc.	$105,750
659	Commerce Bancshares, Inc.	51,277
372	Community Bank System, Inc.	28,878
928	Cullen/Frost Bankers, Inc.	111,416
2,636	CVB Financial Corp.	55,910
2,189	Eagle Bancorp, Inc.	116,914
1,368	East West Bancorp, Inc.	104,173
9,170	F.N.B. Corp.	118,201
642	FB Financial Corp.	26,938
7,979	Fifth Third Bancorp	323,469
5,172	First BanCorp	65,012
121	First Citizens BancShares, Inc., Class A	104,963
4,853	First Financial Bancorp	118,947
3,131	First Hawaiian, Inc.	85,977
11,938	First Horizon Corp.	218,346
1,861	First Interstate BancSystem, Inc., Class A	87,411
1,843	First Merchants Corp.	85,165
2,658	First Midwest Bancorp, Inc.	55,738
5,032	Fulton Financial Corp.	85,796
680	Hancock Whitney Corp.	31,443
2,317	Heartland Financial USA, Inc.	116,476
4,265	Hilltop Holdings, Inc.	150,128
2,153	Home BancShares, Inc.	59,918
5,691	Hope Bancorp, Inc.	85,422
19,009	Huntington Bancshares, Inc.	291,218
339	Independent Bank Corp.	27,764
1,186	Independent Bank Group, Inc.	89,555
1,846	International Bancshares Corp.	87,482
5,834	Investors Bancorp, Inc.	85,410
1,963	JPMorgan Chase & Co.	301,929
20,480	KeyCorp	445,645
2,699	M&T Bank Corp.	425,605
1,459	NBT Bancorp, Inc.	55,281
6,022	Old National Bancorp	113,816
658	Pacific Premier Bancorp, Inc.	28,972
450	Park National Corp.	56,290
1,138	Pinnacle Financial Partners, Inc.	99,734
2,916	PNC Financial Services Group (The), Inc.	545,146
2,871	Popular, Inc.	212,339
2,696	Prosperity Bancshares, Inc.	197,779
14,464	Regions Financial Corp.	315,315
1,407	Renasant Corp.	59,277
1,341	Sandy Spring Bancorp, Inc.	60,828
3,925	Simmons First National Corp., Class A	111,862
643	South State Corp.	54,218
3,723	Sterling Bancorp	93,559
3,309	Synovus Financial Corp.	155,060
403	Texas Capital Bancshares, Inc. (a)	27,658
3,831	TowneBank	118,684
7,016	Truist Financial Corp.	416,119

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
3,460	Trustmark Corp.	$112,139
3,699	U.S. Bancorp	219,536
928	UMB Financial Corp.	90,044
3,924	United Bankshares, Inc.	154,095
1,707	United Community Banks, Inc.	55,853
14,692	Valley National Bancorp	202,309
916	Webster Financial Corp.	48,466
7,648	Wells Fargo & Co.	344,542
2,377	WesBanco, Inc.	86,261
928	Westamerica BanCorp	58,835
534	Western Alliance Bancorp	56,107
1,536	Wintrust Financial Corp.	118,426
3,673	Zions Bancorp N.A.	204,953
		10,973,837

	Beverages — 0.5%
297	Coca-Cola Consolidated, Inc.	87,095
1,311	Constellation Brands, Inc., Class A	315,059
987	Molson Coors Beverage Co., Class B (a)	54,236
704	PepsiCo, Inc.	101,489
		557,879

	Biotechnology — 0.7%
1,828	Biogen, Inc. (a)	488,679
2,234	Exelixis, Inc. (a)	55,001
1,509	United Therapeutics Corp. (a)	304,154
		847,834

	Building Products — 0.8%
746	A.O. Smith Corp.	50,542
402	Allegion PLC	54,021
1,181	American Woodmark Corp. (a)	117,462
1,088	Builders FirstSource, Inc. (a)	52,953
4,846	Carrier Global Corp.	211,189
3,154	Griffon Corp.	85,537
2,103	JELD-WEN Holding, Inc. (a)	61,345
1,669	Johnson Controls International PLC	104,045
1,663	Masco Corp.	106,232
1,131	PGT Innovations, Inc. (a)	29,779
1,130	UFP Industries, Inc.	94,965
		968,070

	Capital Markets — 4.1%
677	Affiliated Managers Group, Inc.	109,112
429	Ameriprise Financial, Inc.	110,854
10,816	Bank of New York Mellon (The) Corp.	539,502
1,534	Cboe Global Markets, Inc.	160,104
1,532	Evercore, Inc., Class A	214,679
3,721	Federated Hermes, Inc.	107,165
13,824	Franklin Resources, Inc.	414,720
1,251	Goldman Sachs Group (The), Inc.	435,911
5,862	Golub Capital BDC, Inc.	91,799
10,005	Invesco Ltd.	270,135

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
8,383	Jefferies Financial Group, Inc.	$272,531
3,480	Lazard Ltd., Class A	156,565
710	LPL Financial Holdings, Inc.	111,257
5,269	Morgan Stanley	434,956
1,947	Northern Trust Corp.	221,569
260	Piper Sandler Cos.	30,157
1,669	Raymond James Financial, Inc.	218,272
2,485	SEI Investments Co.	152,678
4,871	State Street Corp.	408,920
3,151	Stifel Financial Corp.	218,018
3,751	Virtu Financial, Inc., Class A	111,142
		4,790,046

	Chemicals — 3.2%
682	Albemarle Corp.	114,692
1,232	Avient Corp.	62,549
1,706	Axalta Coating Systems Ltd. (a)	54,404
3,414	Celanese Corp.	534,803
3,336	CF Industries Holdings, Inc.	162,230
3,616	Chemours (The) Co.	109,203
4,389	Corteva, Inc.	214,008
3,200	Dow, Inc.	200,000
2,714	Eastman Chemical Co.	313,168
5,519	Element Solutions, Inc.	120,756
1,850	FMC Corp.	218,744
3,492	GCP Applied Technologies, Inc. (a)	89,709
1,362	H.B. Fuller Co.	91,009
3,501	Huntsman Corp.	100,374
278	Innospec, Inc.	27,080
5,601	Kronos Worldwide, Inc.	95,217
2,872	LyondellBasell Industries N.V., Class A	297,941
1,546	Minerals Technologies, Inc.	120,804
7,983	Mosaic (The) Co.	280,842
398	NewMarket Corp.	137,943
663	PPG Industries, Inc.	113,532
366	Sensient Technologies Corp.	30,100
674	Stepan Co.	88,065
2,274	Westlake Chemical Corp.	213,506
		3,790,679

	Commercial Services & Supplies — 0.9%
560	ABM Industries, Inc.	28,790
1,089	Brady Corp., Class A	59,427
1,693	BrightView Holdings, Inc. (a)	30,355
1,801	Clean Harbors, Inc. (a)	160,217
2,061	Covanta Holding Corp.	30,997
681	Deluxe Corp.	29,978
1,666	Harsco Corp. (a)	29,871
2,077	Healthcare Services Group, Inc.	62,206
1,472	HNI Corp.	62,324
5,713	KAR Auction Services, Inc. (a)	85,638
2,059	Republic Services, Inc.	218,872
1,985	Steelcase, Inc., Class A	27,393

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
383	UniFirst Corp.	$85,865
772	Waste Management, Inc.	106,513
		1,018,446

	Communications Equipment — 0.4%
2,767	Ciena Corp. (a)	139,651
5,977	Juniper Networks, Inc.	151,756
3,043	NetScout Systems, Inc. (a)	79,711
1,783	Viasat, Inc. (a)	92,342
		463,460

	Construction & Engineering — 0.7%
1,789	Arcosa, Inc.	107,859
1,146	Comfort Systems USA, Inc.	94,385
627	Dycom Industries, Inc. (a)	58,819
450	EMCOR Group, Inc.	53,910
2,154	MasTec, Inc. (a)	224,791
3,515	Primoris Services Corp.	114,800
1,721	Quanta Services, Inc.	166,317
212	Valmont Industries, Inc.	52,332
		873,213

	Construction Materials — 0.2%
1,212	Vulcan Materials Co.	216,027

	Consumer Finance — 2.4%
11,314	Ally Financial, Inc.	582,105
3,216	Capital One Financial Corp.	479,441
560	Credit Acceptance Corp. (a) (b)	221,082
1,049	Discover Financial Services	119,586
887	FirstCash, Inc.	63,891
8,139	Navient Corp.	136,979
2,001	Nelnet, Inc., Class A	148,534
3,758	OneMain Holdings, Inc.	213,718
3,927	PRA Group, Inc. (a)	147,969
9,325	Santander Consumer USA Holdings, Inc.	316,491
11,234	SLM Corp.	220,861
5,032	Synchrony Financial	220,100
		2,870,757

	Containers & Packaging — 1.5%
542	Avery Dennison Corp.	116,080
3,288	Berry Global Group, Inc. (a)	209,183
1,040	Crown Holdings, Inc.	114,192
8,337	Graphic Packaging Holding Co.	154,651
1,504	Greif, Inc., Class A	91,007
3,784	International Paper Co.	219,472
5,814	O-I Glass, Inc. (a)	95,873
2,222	Packaging Corp. of America	328,078
4,803	Silgan Holdings, Inc.	202,543
1,594	Sonoco Products Co.	104,343

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
1,939	WestRock Co.	$108,099
		1,743,521

	Distributors — 0.2%
1,505	Core-Mark Holding Co., Inc.	64,053
4,769	LKQ Corp. (a)	222,760
		286,813

	Diversified Consumer Services — 0.6%
3,682	Adtalem Global Education, Inc. (a)	126,329
259	Graham Holdings Co., Class B	164,623
1,414	Grand Canyon Education, Inc. (a)	153,122
1,310	H&R Block, Inc.	29,161
1,977	Service Corp. International	105,651
1,584	Strategic Education, Inc.	118,895
		697,781

	Diversified Financial Services — 0.8%
2,002	Berkshire Hathaway, Inc., Class B (a)	550,450
3,674	Cannae Holdings, Inc. (a)	145,858
6,189	Equitable Holdings, Inc.	211,849
793	Voya Financial, Inc.	53,781
		961,938

	Diversified Telecommunication Services — 1.1%
13,518	AT&T, Inc.	424,601
30,651	Lumen Technologies, Inc.	393,252
8,796	Verizon Communications, Inc.	508,321
		1,326,174

	Electric Utilities — 6.2%
2,167	ALLETE, Inc.	152,470
3,727	Alliant Energy Corp.	209,346
4,831	American Electric Power Co., Inc.	428,558
10,269	Avangrid, Inc.	522,692
3,096	Duke Energy Corp.	311,736
6,983	Edison International	415,139
5,142	Entergy Corp.	561,969
4,239	Evergy, Inc.	271,169
4,726	Eversource Energy	407,476
11,694	Exelon Corp.	525,528
11,796	FirstEnergy Corp.	447,304
3,408	Hawaiian Electric Industries, Inc.	146,748
2,019	IDACORP, Inc.	206,907
816	MGE Energy, Inc.	61,045
1,317	NextEra Energy, Inc.	102,081
4,013	NRG Energy, Inc.	143,746
2,522	Otter Tail Corp.	119,114
34,944	PG&E Corp. (a)	395,566
3,102	Pinnacle West Capital Corp.	262,584

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
5,316	Portland General Electric Co.	$270,372
17,736	PPL Corp.	516,650
6,583	Southern (The) Co.	435,597
6,152	Xcel Energy, Inc.	438,638
		7,352,435

	Electrical Equipment — 0.9%
1,223	Acuity Brands, Inc.	226,891
567	AZZ, Inc.	29,847
720	Eaton Corp. PLC	102,910
2,268	Emerson Electric Co.	205,231
1,735	Encore Wire Corp.	129,570
315	EnerSys	28,848
9,523	GrafTech International Ltd.	121,132
270	Hubbell, Inc.	51,843
1,061	Regal Beloit Corp.	153,240
		1,049,512

	Electronic Equipment, Instruments & Components — 1.5%
2,277	Arrow Electronics, Inc. (a)	259,737
2,065	Avnet, Inc.	90,695
601	CDW Corp.	107,176
2,289	Corning, Inc.	101,197
610	Insight Enterprises, Inc. (a)	61,226
2,903	Jabil, Inc.	152,175
1,365	Knowles Corp. (a)	28,529
191	Littelfuse, Inc.	50,661
3,468	Methode Electronics, Inc.	155,817
1,169	National Instruments Corp.	48,408
1,847	PC Connection, Inc.	83,761
634	Plexus Corp. (a)	58,607
2,814	Sanmina Corp. (a)	114,924
1,758	SYNNEX Corp.	213,070
1,970	TTM Technologies, Inc. (a)	29,550
4,837	Vishay Intertechnology, Inc.	118,845
5,002	Vontier Corp. (a)	156,763
		1,831,141

	Energy Equipment & Services — 0.1%
6,136	Archrock, Inc.	57,310
32,807	Transocean Ltd. (a)	105,639
		162,949

	Entertainment — 0.0%
349	Madison Square Garden Entertainment Corp. (a)	31,623

	Equity Real Estate Investment Trusts — 6.2%
4,518	Acadia Realty Trust	94,381
1,795	American Assets Trust, Inc.	62,915
2,338	American Campus Communities, Inc.	105,701
1,961	Apple Hospitality REIT, Inc.	31,101

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,620	AvalonBay Communities, Inc.	$311,040
2,951	Boston Properties, Inc.	322,692
11,277	Brandywine Realty Trust	152,578
4,989	Brixmor Property Group, Inc.	111,454
1,671	Columbia Property Trust, Inc.	30,095
5,711	Cousins Properties, Inc.	209,422
1,607	Douglas Emmett, Inc.	53,899
5,232	Empire State Realty Trust, Inc., Class A	59,592
5,237	Equity Commonwealth	150,826
4,172	Equity Residential	309,688
6,449	Global Net Lease, Inc.	123,821
4,993	Healthcare Realty Trust, Inc.	160,575
1,830	Healthcare Trust of America, Inc., Class A	53,747
6,446	Healthpeak Properties, Inc.	221,356
3,526	Highwoods Properties, Inc.	157,930
2,146	Hudson Pacific Properties, Inc.	60,324
1,879	Independence Realty Trust, Inc.	31,642
1,588	JBG SMITH Properties	51,785
2,307	Kilroy Realty Corp.	158,122
13,458	Kimco Realty Corp.	282,618
13,103	Lexington Realty Trust	160,381
2,792	LTC Properties, Inc.	118,744
12,443	Macerich (The) Co.	171,589
1,845	Mack-Cali Realty Corp.	30,184
690	Mid-America Apartment Communities, Inc.	108,558
2,290	National Retail Properties, Inc.	106,302
2,756	Omega Healthcare Investors, Inc.	104,728
11,497	Paramount Group, Inc.	121,983
8,568	Physicians Realty Trust	160,479
8,381	Piedmont Office Realty Trust, Inc., Class A	156,054
326	PS Business Parks, Inc.	52,933
1,569	Realty Income Corp.	108,496
890	Regency Centers Corp.	56,657
3,669	Retail Opportunity Investments Corp.	64,574
5,556	Retail Properties of America, Inc., Class A	65,172
8,386	Sabra Health Care REIT, Inc.	152,374
7,226	Service Properties Trust	88,988
4,294	SITE Centers Corp.	63,336
3,605	SL Green Realty Corp.	266,806
2,375	Spirit Realty Capital, Inc.	112,907
3,013	STORE Capital Corp.	107,835
7,050	Urban Edge Properties	132,892
3,836	Ventas, Inc.	212,745
5,227	VEREIT, Inc.	250,060
14,490	VICI Properties, Inc.	459,333
1,293	Washington Real Estate Investment Trust	30,023
3,185	Weingarten Realty Investors	103,003

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
5,747	Weyerhaeuser Co.	$222,811
2,853	WP Carey, Inc.	213,661
		7,310,912

	Food & Staples Retailing — 1.0%
7,939	Albertsons Cos., Inc., Class A (b)	147,427
700	Casey’s General Stores, Inc.	155,533
283	Costco Wholesale Corp.	105,301
14,212	Kroger (The) Co.	519,307
4,375	Sprouts Farmers Market, Inc. (a)	112,044
2,576	Weis Markets, Inc.	133,566
		1,173,178

	Food Products — 4.3%
7,179	Archer-Daniels-Midland Co.	453,210
3,183	Bunge Ltd.	268,709
2,231	Cal-Maine Foods, Inc.	83,350
10,883	Conagra Brands, Inc.	403,651
4,241	Flowers Foods, Inc.	101,614
5,085	Fresh Del Monte Produce, Inc.	143,397
6,673	General Mills, Inc.	406,119
1,294	Hershey (The) Co.	212,604
4,282	Hormel Foods Corp.	197,828
8,122	Hostess Brands, Inc. (a)	124,185
2,806	Ingredion, Inc.	262,109
4,042	J.M. Smucker (The) Co.	529,462
3,232	Kellogg Co.	201,742
2,490	Kraft Heinz (The) Co.	102,812
651	Lamb Weston Holdings, Inc.	52,406
1,117	McCormick & Co., Inc.	100,932
5,105	Mondelez International, Inc., Class A	310,435
6,364	Pilgrim’s Pride Corp. (a)	152,481
374	Sanderson Farms, Inc.	61,534
68	Seaboard Corp.	243,303
862	Tootsie Roll Industries, Inc.	27,213
1,115	TreeHouse Foods, Inc. (a)	53,074
6,884	Tyson Foods, Inc., Class A	533,166
		5,025,336

	Gas Utilities — 1.1%
2,553	Atmos Energy Corp.	264,465
502	Chesapeake Utilities Corp.	59,497
2,149	New Jersey Resources Corp.	90,151
2,159	Northwest Natural Holding Co.	116,413
2,625	ONE Gas, Inc.	211,234
2,119	Southwest Gas Holdings, Inc.	147,737
1,160	Spire, Inc.	87,394
6,153	UGI Corp.	268,948
		1,245,839

	Health Care Equipment & Supplies — 0.5%
1,181	Baxter International, Inc.	101,200

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
841	Becton, Dickinson and Co.	$209,249
1,237	Envista Holdings Corp. (a)	53,537
914	Hill-Rom Holdings, Inc.	100,741
632	Integer Holdings Corp. (a)	59,332
843	Medtronic PLC	110,366
		634,425

	Health Care Providers & Services — 4.5%
1,766	Acadia Healthcare Co., Inc. (a)	107,585
388	AMN Healthcare Services, Inc. (a)	30,768
832	Anthem, Inc.	315,652
6,736	Cardinal Health, Inc.	406,450
6,403	Centene Corp. (a)	395,321
2,116	Cigna Corp.	526,905
6,799	CVS Health Corp.	519,444
616	Encompass Health Corp.	52,274
1,587	HCA Healthcare, Inc.	319,082
2,187	Henry Schein, Inc. (a)	158,558
976	Humana, Inc.	434,554
2,006	Laboratory Corp. of America Holdings (a)	533,335
875	Molina Healthcare, Inc. (a)	223,213
5,964	Premier, Inc., Class A	210,827
3,985	Quest Diagnostics, Inc.	525,542
550	UnitedHealth Group, Inc.	219,340
1,892	Universal Health Services, Inc., Class B	280,792
		5,259,642

	Health Care Technology — 0.3%
4,157	Cerner Corp.	311,983

	Household Durables — 3.3%
127	Cavco Industries, Inc. (a)	26,598
2,413	Century Communities, Inc. (a)	178,417
5,739	D.R. Horton, Inc.	564,086
5,423	KB Home	261,551
1,371	La-Z-Boy, Inc.	60,955
2,211	Leggett & Platt, Inc.	109,820
5,053	Lennar Corp., Class A	523,491
2,451	M.D.C. Holdings, Inc.	143,776
2,465	M/I Homes, Inc. (a)	171,860
1,584	Meritage Homes Corp. (a)	168,522
1,312	Mohawk Industries, Inc. (a)	269,616
63	NVR, Inc. (a)	316,140
4,812	PulteGroup, Inc.	284,485
3,780	Taylor Morrison Home Corp. (a)	117,974
4,448	Toll Brothers, Inc.	278,890
7,150	Tri Pointe Homes, Inc. (a)	170,313
916	Whirlpool Corp.	216,588
		3,863,082

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Products — 0.3%
1,652	Central Garden & Pet Co., Class A (a)	$81,394
5,084	Reynolds Consumer Products, Inc.	149,063
1,008	Spectrum Brands Holdings, Inc.	88,845
		319,302

	Independent Power and Renewable Electricity Producers — 0.2%
14,272	Vistra Corp.	240,769

	Industrial Conglomerates — 0.7%
1,062	3M Co.	209,363
920	Carlisle Cos., Inc.	176,318
22,759	General Electric Co.	298,598
459	Honeywell International, Inc.	102,375
745	Raven Industries, Inc.	30,262
		816,916

	Insurance — 8.9%
9,994	Aflac, Inc.	536,978
81	Alleghany Corp. (a)	54,997
4,452	Allstate (The) Corp.	564,514
4,617	American Equity Investment Life Holding Co.	143,035
1,769	American Financial Group, Inc.	217,339
2,156	American International Group, Inc.	104,458
1,350	American National Group, Inc.	153,022
13,331	Arch Capital Group Ltd. (a)	529,374
568	Argo Group International Holdings Ltd.	29,638
1,640	Arthur J. Gallagher & Co.	237,718
1,068	Assurant, Inc.	166,181
3,443	Assured Guaranty Ltd.	175,077
1,018	Axis Capital Holdings Ltd.	56,804
646	Brighthouse Financial, Inc. (a)	30,226
1,892	Chubb Ltd.	324,648
4,962	Cincinnati Financial Corp.	559,118
3,392	CNA Financial Corp.	159,187
5,993	CNO Financial Group, Inc.	153,001
1,023	Enstar Group Ltd. (a)	256,957
611	Everest Re Group Ltd.	169,216
6,206	Fidelity National Financial, Inc.	283,118
4,454	First American Financial Corp.	287,283
2,089	Globe Life, Inc.	214,102
1,559	Hanover Insurance Group (The), Inc.	215,625
7,658	Hartford Financial Services Group (The), Inc.	505,122
2,695	Horace Mann Educators Corp.	108,069
3,165	Kemper Corp.	247,060
1,621	Lincoln National Corp.	103,955
1,942	Loews Corp.	108,267
262	Markel Corp. (a)	308,222
2,394	Mercury General Corp.	149,074
6,731	MetLife, Inc.	428,294

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
11,554	Old Republic International Corp.	$284,459
683	Primerica, Inc.	109,123
6,824	Principal Financial Group, Inc.	435,849
5,350	Progressive (The) Corp.	538,959
1,093	Prudential Financial, Inc.	109,693
1,201	Reinsurance Group of America, Inc.	156,767
2,783	Selective Insurance Group, Inc.	211,898
2,798	Stewart Information Services Corp.	164,103
2,721	Travelers (The) Cos., Inc.	420,830
9,067	Unum Group	256,233
670	W.R. Berkley Corp.	53,412
131	White Mountains Insurance Group Ltd.	152,671
		10,473,676

	Internet & Direct Marketing Retail — 0.2%
21,457	Qurate Retail, Inc., Series A	255,338

	IT Services — 1.0%
255	Alliance Data Systems Corp.	30,052
2,619	Cognizant Technology Solutions Corp., Class A	210,568
1,297	CSG Systems International, Inc.	59,649
708	Fidelity National Information Services, Inc.	108,253
2,357	Genpact Ltd.	112,028
1,535	International Business Machines Corp.	217,786
1,700	MAXIMUS, Inc.	155,788
1,944	Sykes Enterprises, Inc. (a)	85,206
6,140	Western Union (The) Co.	158,166
		1,137,496

	Leisure Products — 0.2%
1,588	Brunswick Corp.	170,123
1,036	Hasbro, Inc.	103,030
		273,153

	Machinery — 3.4%
703	AGCO Corp.	102,582
183	Alamo Group, Inc.	28,777
698	Albany International Corp., Class A	62,289
3,708	Allison Transmission Holdings, Inc.	153,771
379	Astec Industries, Inc.	28,429
1,175	Barnes Group, Inc.	58,656
1,152	Colfax Corp. (a)	52,059
1,075	Crane Co.	101,114
1,153	Cummins, Inc.	290,602
868	Donaldson Co., Inc.	54,580
726	Dover Corp.	108,312
1,520	Federal Signal Corp.	62,974
1,300	Flowserve Corp.	51,532
7,241	Fortive Corp.	512,808
2,466	Greenbrier (The) Cos., Inc.	116,494

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
328	Hyster-Yale Materials Handling, Inc.	$26,519
450	Illinois Tool Works, Inc.	103,707
378	John Bean Technologies Corp.	54,954
715	Kennametal, Inc.	28,714
410	Lincoln Electric Holdings, Inc.	52,500
3,959	Meritor, Inc. (a)	107,012
2,073	Mueller Industries, Inc.	93,015
254	Nordson Corp.	53,698
851	Oshkosh Corp.	105,890
3,216	PACCAR, Inc.	289,054
649	Parker-Hannifin Corp.	203,663
257	RBC Bearings, Inc. (a)	51,253
1,072	Rexnord Corp.	53,525
656	Snap-on, Inc.	155,866
490	SPX Corp. (a)	29,723
1,025	Stanley Black & Decker, Inc.	211,939
358	Tennant Co.	28,250
2,487	Timken (The) Co.	208,585
3,775	Westinghouse Air Brake Technologies Corp.	309,814
837	Woodward, Inc.	104,633
		4,057,293

	Media — 2.7%
2,191	AMC Networks, Inc., Class A (a)	110,163
7,562	Comcast Corp., Class A	424,606
11,769	Discovery, Inc., Class A (a)	443,221
6,971	DISH Network Corp., Class A (a)	312,231
8,275	Fox Corp., Class A	309,651
7,912	Gray Television, Inc.	160,772
1,728	Interpublic Group of (The) Cos., Inc.	54,864
9,923	News Corp., Class A	259,933
1,797	Nexstar Media Group, Inc., Class A	264,896
2,759	Omnicom Group, Inc.	226,955
7,731	TEGNA, Inc.	155,084
11,341	ViacomCBS, Inc., Class B	465,208
		3,187,584

	Metals & Mining — 1.1%
879	Alcoa Corp. (a)	32,207
4,720	Commercial Metals Co.	137,918
928	Compass Minerals International, Inc.	63,030
259	Kaiser Aluminum Corp.	31,202
431	Materion Corp.	30,519
3,723	Nucor Corp.	306,254
1,326	Reliance Steel & Aluminum Co.	212,571
3,977	Steel Dynamics, Inc.	215,633
5,003	Warrior Met Coal, Inc.	79,297
2,170	Worthington Industries, Inc.	141,614
		1,250,245

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 0.4%
3,011	AGNC Investment Corp.	$53,987
5,868	Annaly Capital Management, Inc.	53,281
2,045	Apollo Commercial Real Estate Finance, Inc.	31,104
3,256	Blackstone Mortgage Trust, Inc., Class A	105,787
4,585	Chimera Investment Corp.	60,247
2,421	Ladder Capital Corp.	28,786
2,971	PennyMac Mortgage Investment Trust	59,569
4,080	Starwood Property Trust, Inc.	105,346
		498,107

	Multiline Retail — 0.7%
2,131	Big Lots, Inc.	146,911
296	Dillard’s, Inc., Class A	29,277
2,611	Dollar Tree, Inc. (a)	300,004
1,693	Kohl’s Corp.	99,312
1,509	Target Corp.	312,755
		888,259

	Multi-Utilities — 3.4%
5,029	Ameren Corp.	426,660
2,439	Avista Corp.	112,243
3,779	Black Hills Corp.	260,675
4,881	CMS Energy Corp.	314,288
6,838	Consolidated Edison, Inc.	529,329
3,842	DTE Energy Co.	537,957
7,983	MDU Resources Group, Inc.	267,111
4,186	NiSource, Inc.	108,920
1,786	NorthWestern Corp.	121,502
8,495	Public Service Enterprise Group, Inc.	536,544
3,858	Sempra Energy	530,745
3,193	WEC Energy Group, Inc.	310,264
		4,056,238

	Oil, Gas & Consumable Fuels — 1.7%
8,062	Cabot Oil & Gas Corp.	134,394
951	Chevron Corp.	98,020
1,943	CNX Resources Corp. (a)	26,075
5,852	Continental Resources, Inc. (a)	159,409
2,821	EOG Resources, Inc.	207,738
10,865	EQT Corp. (a)	207,522
17,841	Equitrans Midstream Corp.	145,583
12,288	Kinder Morgan, Inc.	209,510
18,902	Marathon Oil Corp.	212,837
1,741	Murphy Oil Corp.	29,475
1,966	ONEOK, Inc.	102,900
2,491	PDC Energy, Inc. (a)	90,946
8,636	Williams (The) Cos., Inc.	210,373
4,136	World Fuel Services Corp.	127,926
		1,962,708

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Paper & Forest Products — 0.4%
2,319	Domtar Corp. (a)	$91,415
3,640	Louisiana-Pacific Corp.	239,803
2,378	Schweitzer-Mauduit International, Inc.	108,603
		439,821

	Personal Products — 0.2%
5,601	Coty, Inc., Class A (a)	56,066
2,164	Edgewell Personal Care Co.	82,665
878	USANA Health Sciences, Inc. (a)	79,011
		217,742

	Pharmaceuticals — 1.3%
12,182	Innoviva, Inc. (a)	139,484
614	Jazz Pharmaceuticals PLC (a)	100,942
1,245	Johnson & Johnson	202,599
2,494	Perrigo Co. PLC	103,825
8,248	Pfizer, Inc.	318,785
3,303	Prestige Consumer Healthcare, Inc. (a)	143,879
5,561	Supernus Pharmaceuticals, Inc. (a)	169,332
29,291	Viatris, Inc. (a)	389,570
		1,568,416

	Professional Services — 1.2%
1,586	ASGN, Inc. (a)	166,815
1,023	CACI International, Inc., Class A (a)	260,722
1,783	CBIZ, Inc. (a)	59,891
720	FTI Consulting, Inc. (a)	99,972
666	ICF International, Inc.	60,646
771	Jacobs Engineering Group, Inc.	103,013
458	Korn Ferry	31,094
3,104	Leidos Holdings, Inc.	314,373
986	ManTech International Corp., Class A	84,155
646	Robert Half International, Inc.	56,596
1,811	Science Applications International Corp.	161,940
		1,399,217

	Real Estate Management & Development — 0.4%
1,259	CBRE Group, Inc., Class A (a)	107,267
531	Howard Hughes (The) Corp. (a)	57,316
1,128	Jones Lang LaSalle, Inc. (a)	211,962
4,240	Kennedy-Wilson Holdings, Inc.	87,132
1,728	Marcus & Millichap, Inc. (a)	61,033
		524,710

	Road & Rail — 1.5%
330	AMERCO	196,888
1,655	ArcBest Corp.	120,418

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
2,122	CSX Corp.	$213,791
7,435	Heartland Express, Inc.	138,217
1,217	J.B. Hunt Transport Services, Inc.	207,754
5,247	Knight-Swift Transportation Holdings, Inc.	247,238
306	Landstar System, Inc.	52,718
8,579	Marten Transport Ltd.	143,441
371	Norfolk Southern Corp.	103,598
1,133	Ryder System, Inc.	90,459
4,664	Schneider National, Inc., Class B	113,009
2,469	Werner Enterprises, Inc.	114,142
		1,741,673

	Semiconductors & Semiconductor Equipment — 1.2%
10,643	Amkor Technology, Inc.	215,201
1,417	Axcelis Technologies, Inc. (a)	58,848
215	Broadcom, Inc.	98,083
7,992	Intel Corp.	459,780
5,799	Micron Technology, Inc. (a)	499,120
2,394	ON Semiconductor Corp. (a)	93,366
		1,424,398

	Software — 0.4%
1,867	CDK Global, Inc.	100,053
4,545	Ebix, Inc.	136,850
11,575	SolarWinds Corp. (a)	195,154
		432,057

	Specialty Retail — 1.6%
550	Advance Auto Parts, Inc.	110,088
296	Asbury Automotive Group, Inc. (a)	58,789
1,624	AutoNation, Inc. (a)	166,428
3,564	Best Buy Co., Inc.	414,386
2,182	Buckle (The), Inc.	91,513
3,314	Dick’s Sporting Goods, Inc.	273,670
3,589	Foot Locker, Inc.	211,679
923	Group 1 Automotive, Inc.	151,520
806	Murphy USA, Inc.	112,356
2,516	Penske Automotive Group, Inc.	220,628
2,893	Sally Beauty Holdings, Inc. (a)	58,062
		1,869,119

	Technology Hardware, Storage & Peripherals — 1.5%
25,997	Hewlett Packard Enterprise Co.	416,472
9,412	HP, Inc.	321,043
3,893	Seagate Technology PLC	361,426
2,194	Super Micro Computer, Inc. (a)	81,222
4,477	Western Digital Corp. (a)	316,210
10,397	Xerox Holdings Corp.	250,984
		1,747,357

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods — 0.4%
568	Carter’s, Inc. (a)	$61,793
478	Columbia Sportswear Co.	52,107
3,864	G-III Apparel Group Ltd. (a)	125,541
6,123	Tapestry, Inc. (a)	292,985
		532,426

	Thrifts & Mortgage Finance — 1.6%
2,157	Capitol Federal Financial, Inc.	27,879
5,313	Essent Group Ltd.	279,357
3,228	Flagstar Bancorp, Inc.	150,231
18,219	MGIC Investment Corp.	277,658
4,188	Mr. Cooper Group, Inc. (a)	144,402
15,996	New York Community Bancorp, Inc.	191,312
6,158	NMI Holdings, Inc., Class A (a)	159,123
4,030	Northwest Bancshares, Inc.	56,581
3,846	Provident Financial Services, Inc.	90,650
10,853	Radian Group, Inc.	267,418
3,781	Washington Federal, Inc.	123,072
1,721	WSFS Financial Corp.	87,926
		1,855,609

	Tobacco — 0.1%
1,947	Altria Group, Inc.	92,969

	Trading Companies & Distributors — 1.4%
5,150	Air Lease Corp.	240,557
1,113	Beacon Roofing Supply, Inc. (a)	62,695
1,256	GATX Corp.	122,724
1,395	GMS, Inc. (a)	60,975
1,444	McGrath RentCorp	118,379
1,679	MSC Industrial Direct Co., Inc., Class A	151,379
2,337	Rush Enterprises, Inc., Class A	115,354
2,647	Triton International Ltd.	132,800
1,243	United Rentals, Inc. (a)	397,698
2,703	Univar Solutions, Inc. (a)	63,115
248	W.W. Grainger, Inc.	107,518
1,167	WESCO International, Inc. (a)	107,037
		1,680,231

	Wireless Telecommunication Services — 0.6%
6,341	Telephone and Data Systems, Inc.	145,716
3,266	T-Mobile US, Inc. (a)	431,537
3,991	United States Cellular Corp. (a)	136,213
		713,466

Shares	Description	Value

	Total Common Stocks — 100.0%	$118,034,830
	(Cost $98,948,629)

	Money Market Funds — 0.6%
341,350	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (c) (d)	341,350
358,489	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	358,489
	Total Money Market Funds — 0.6%	699,839
	(Cost $699,839)

	Total Investments — 100.6%	118,734,669
	(Cost $99,648,468) (e)
	Net Other Assets and Liabilities — (0.6)%	(670,831)
	Net Assets — 100.0%	$118,063,838

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $330,927 and the total value of the collateral held by the Fund is $341,350.
(c)	Rate shown reflects yield as of April 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,481,600 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $395,399. The net unrealized appreciation was $19,086,201.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$118,034,830	$—	$—
Money Market Funds	699,839	—	—
Total Investments	$118,734,669	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.9%
1,821	AeroVironment, Inc. (a)	$200,984
2,573	Axon Enterprise, Inc. (a)	390,092
4,167	BWX Technologies, Inc.	278,856
1,437	HEICO Corp.	202,329
3,874	Kratos Defense & Security Solutions, Inc. (a)	103,591
5,589	Maxar Technologies, Inc.	216,909
632	TransDigm Group, Inc. (a)	387,884
5,980	Virgin Galactic Holdings, Inc. (a) (b)	132,457
		1,913,102

	Air Freight & Logistics — 0.1%
3,612	Air Transport Services Group, Inc. (a)	95,068

	Airlines — 0.2%
19,161	American Airlines Group, Inc. (a)	416,177

	Auto Components — 1.0%
5,385	Aptiv PLC (a)	774,847
1,515	Dorman Products, Inc. (a)	150,258
3,604	Fox Factory Holding Corp. (a)	552,241
2,099	Gentherm, Inc. (a)	149,449
1,176	LCI Industries	172,284
1,275	Visteon Corp. (a)	155,308
4,070	XPEL, Inc. (a) (c)	260,887
		2,215,274

	Automobiles — 0.4%
1,112	Tesla, Inc. (a)	788,897
6,651	Workhorse Group, Inc. (a) (b)	82,406
		871,303

	Banks — 2.4%
7,840	First Financial Bankshares, Inc.	384,787
4,454	First Republic Bank	816,151
6,418	Glacier Bancorp, Inc.	378,341
6,978	Great Western Bancorp, Inc.	230,623
2,248	Lakeland Financial Corp.	146,637
3,858	Live Oak Bancshares, Inc.	246,757
4,292	Seacoast Banking Corp. of Florida (a)	156,014
3,446	ServisFirst Bancshares, Inc.	217,925
2,025	Signature Bank	509,308
1,858	Silvergate Capital Corp., Class A (a)	199,215
1,880	SVB Financial Group (a)	1,075,040
3,414	Triumph Bancorp, Inc. (a)	302,583
8,862	Umpqua Holdings Corp.	165,188
6,460	Veritex Holdings, Inc.	218,219
		5,046,788

Shares	Description	Value

	Common Stocks (Continued)
	Beverages — 1.0%
380	Boston Beer (The) Co., Inc., Class A (a)	$462,266
7,625	Celsius Holdings, Inc. (a)	436,912
15,779	Keurig Dr Pepper, Inc.	565,677
4,076	Monster Beverage Corp. (a)	395,576
7,491	National Beverage Corp. (b)	363,988
		2,224,419

	Biotechnology — 6.3%
6,862	AbbVie, Inc.	765,113
675	Acceleron Pharma, Inc. (a)	84,355
3,012	Agios Pharmaceuticals, Inc. (a)	168,070
2,574	Alector, Inc. (a)	50,193
1,280	Alnylam Pharmaceuticals, Inc. (a)	180,019
1,492	Amgen, Inc.	357,543
5,539	Arcus Biosciences, Inc. (a)	186,941
4,577	Beam Therapeutics, Inc. (a)	375,314
15,293	BioCryst Pharmaceuticals, Inc. (a)	177,934
1,884	Blueprint Medicines Corp. (a)	181,467
5,381	CareDx, Inc. (a)	425,476
3,549	Coherus Biosciences, Inc. (a)	52,525
4,543	Cytokinetics, Inc. (a)	115,574
4,812	Denali Therapeutics, Inc. (a)	290,837
6,083	Dicerna Pharmaceuticals, Inc. (a)	189,729
4,362	Editas Medicine, Inc. (a)	161,438
2,957	Emergent BioSolutions, Inc. (a)	180,318
5,636	Exact Sciences Corp. (a)	742,937
4,444	Fate Therapeutics, Inc. (a)	388,361
6,591	Halozyme Therapeutics, Inc. (a)	329,220
10,086	Horizon Therapeutics PLC (a)	954,337
11,129	ImmunityBio, Inc. (a) (b)	197,540
26,094	ImmunoGen, Inc. (a)	210,318
2,689	Insmed, Inc. (a)	90,700
4,565	Intellia Therapeutics, Inc. (a)	350,455
2,246	Intercept Pharmaceuticals, Inc. (a)	44,426
1,387	Ligand Pharmaceuticals, Inc. (a)	202,349
6,636	MacroGenics, Inc. (a)	214,741
535	Mirati Therapeutics, Inc. (a)	88,928
7,089	Moderna, Inc. (a)	1,267,655
2,706	Natera, Inc. (a)	297,714
942	Neurocrine Biosciences, Inc. (a)	89,009
5,120	Novavax, Inc. (a)	1,213,082
106,750	OPKO Health, Inc. (a) (b)	437,675
14,501	Organogenesis Holdings, Inc. (a)	324,242
7,525	Precigen, Inc. (a) (b)	58,206
1,520	REGENXBIO, Inc. (a)	52,729
1,130	REVOLUTION Medicines, Inc. (a)	37,505
4,895	Sage Therapeutics, Inc. (a)	385,530
2,086	Scholar Rock Holding Corp. (a)	67,482
6,269	Sorrento Therapeutics, Inc. (a) (b)	51,594
3,801	TG Therapeutics, Inc. (a)	169,943
3,144	Translate Bio, Inc. (a)	73,004
2,076	Travere Therapeutics, Inc. (a)	51,319

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
2,218	Twist Bioscience Corp. (a)	$297,633
1,609	Ultragenyx Pharmaceutical, Inc. (a)	179,629
1,966	Veracyte, Inc. (a)	97,808
4,756	Vericel Corp. (a)	296,869
7,146	Vir Biotechnology, Inc. (a)	341,150
		13,546,936

	Building Products — 1.2%
2,617	AAON, Inc.	171,178
4,430	Advanced Drainage Systems, Inc.	494,654
18,832	Cornerstone Building Brands, Inc. (a)	264,778
1,152	CSW Industrials, Inc.	155,992
3,823	Fortune Brands Home & Security, Inc.	401,338
2,310	Gibraltar Industries, Inc. (a)	212,197
588	Lennox International, Inc.	197,180
2,649	Simpson Manufacturing Co., Inc.	298,542
3,002	Trex Co., Inc. (a)	324,186
		2,520,045

	Capital Markets — 3.4%
3,269	Ares Management Corp., Class A	171,688
2,026	Artisan Partners Asset Management, Inc., Class A	103,164
4,686	B. Riley Financial, Inc.	334,065
985	BlackRock, Inc.	807,010
7,277	Blackstone Group (The), Inc.	643,942
7,632	Brightsphere Investment Group, Inc.	171,796
7,475	Carlyle Group (The), Inc.	318,883
2,539	Focus Financial Partners, Inc., Class A (a)	119,485
1,193	Hamilton Lane, Inc., Class A	107,907
779	Houlihan Lokey, Inc.	51,624
3,325	Intercontinental Exchange, Inc.	391,386
15,202	KKR & Co., Inc.	860,129
2,834	Moelis & Co., Class A	153,830
605	Moody’s Corp.	197,660
1,221	Morningstar, Inc.	323,577
6,295	Nasdaq, Inc.	1,016,894
1,562	PJT Partners, Inc., Class A	114,854
512	S&P Global, Inc.	199,880
4,328	T. Rowe Price Group, Inc.	775,578
2,475	Tradeweb Markets, Inc., Class A	201,168
897	Virtus Investment Partners, Inc.	245,294
		7,309,814

	Chemicals — 1.3%
11,066	Amyris, Inc. (a)	161,121
843	Balchem Corp.	107,221
1,399	Ingevity Corp. (a)	109,234
6,102	Livent Corp. (a)	109,958
12,061	Olin Corp.	518,985

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
1,503	Quaker Chemical Corp.	$364,252
1,994	RPM International, Inc.	189,111
1,869	Scotts Miracle-Gro (The) Co.	432,038
1,509	Sherwin-Williams (The) Co.	413,270
14,053	Valvoline, Inc.	441,264
		2,846,454

	Commercial Services & Supplies — 0.8%
32,556	ADT, Inc.	299,515
1,963	Brink’s (The) Co.	156,883
815	Casella Waste Systems, Inc., Class A (a)	54,695
1,553	Cimpress PLC (a)	147,939
530	Cintas Corp.	182,924
1,661	IAA, Inc. (a)	104,328
611	MSA Safety, Inc.	98,224
32,064	Pitney Bowes, Inc.	239,518
2,699	Tetra Tech, Inc.	344,473
		1,628,499

	Communications Equipment — 1.8%
1,230	Arista Networks, Inc. (a)	387,659
7,623	Calix, Inc. (a)	322,377
10,488	Cisco Systems, Inc.	533,944
13,761	CommScope Holding Co., Inc. (a)	226,368
1,756	F5 Networks, Inc. (a)	327,951
10,974	Infinera Corp. (a)	101,180
5,184	Inseego Corp. (a)	46,034
1,003	Lumentum Holdings, Inc. (a)	85,305
2,884	Motorola Solutions, Inc.	543,057
3,784	NETGEAR, Inc. (a)	140,803
6,790	Plantronics, Inc. (a)	271,532
3,112	Ubiquiti, Inc.	887,947
3,302	Viavi Solutions, Inc. (a)	54,021
		3,928,178

	Construction & Engineering — 0.5%
3,198	Ameresco, Inc., Class A (a)	168,822
7,521	API Group Corp. (a) (c) (d)	159,896
2,736	NV5 Global, Inc. (a)	246,596
13,202	WillScot Mobile Mini Holdings Corp. (a)	386,423
		961,737

	Construction Materials — 0.7%
3,407	Eagle Materials, Inc. (a)	470,643
2,211	Martin Marietta Materials, Inc.	780,748
7,543	Summit Materials, Inc., Class A (a)	217,163
		1,468,554

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 0.4%
1,293	AptarGroup, Inc.	$194,997
13,171	Ranpak Holdings Corp. (a)	253,278
5,997	Sealed Air Corp.	296,252
		744,527

	Distributors — 0.3%
1,571	Pool Corp.	663,779

	Diversified Consumer Services — 0.5%
2,764	2U, Inc. (a)	108,487
3,208	Chegg, Inc. (a)	289,779
5,112	frontdoor, Inc. (a)	273,645
3,843	Terminix Global Holdings, Inc. (a)	195,570
6,757	WW International, Inc. (a)	187,439
		1,054,920

	Diversified Telecommunication Services — 0.3%
723	Bandwidth, Inc., Class A (a)	95,581
754	Cogent Communications Holdings, Inc.	56,935
6,661	Iridium Communications, Inc. (a)	253,051
8,142	Liberty Latin America Ltd., Class C (a)	113,581
4,386	Vonage Holdings Corp. (a)	59,430
		578,578

	Electrical Equipment — 1.7%
4,246	AMETEK, Inc.	572,913
3,675	Atkore, Inc. (a)	287,679
10,158	Bloom Energy Corp., Class A (a)	263,803
25,424	FuelCell Energy, Inc. (a)	246,867
2,835	Generac Holdings, Inc. (a)	918,398
15,132	Plug Power, Inc. (a)	431,414
2,043	Rockwell Automation, Inc.	539,883
4,682	TPI Composites, Inc. (a)	248,848
610	Vicor Corp. (a)	56,260
		3,566,065

	Electronic Equipment, Instruments & Components — 2.3%
8,221	Amphenol Corp., Class A	553,602
557	Badger Meter, Inc.	52,018
6,535	Cognex Corp.	562,794
6,698	II-VI, Inc. (a)	449,704
434	IPG Photonics Corp. (a)	94,226
585	Itron, Inc. (a)	52,615
5,179	Keysight Technologies, Inc. (a)	747,589
4,800	nLight, Inc. (a)	140,832
540	OSI Systems, Inc. (a)	52,148
2,378	PAR Technology Corp. (a)	195,329
826	Rogers Corp. (a)	161,764
11,933	Trimble, Inc. (a)	978,506

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
1,913	Zebra Technologies Corp., Class A (a)	$933,046
		4,974,173

	Energy Equipment & Services — 0.1%
12,159	ChampionX Corp. (a)	255,461

	Entertainment — 1.4%
5,831	Activision Blizzard, Inc.	531,729
44,854	AMC Entertainment Holdings, Inc., Class A (a) (b)	449,886
347	Netflix, Inc. (a)	178,174
2,280	Roku, Inc. (a)	781,971
1,023	Take-Two Interactive Software, Inc. (a)	179,414
2,939	Walt Disney (The) Co. (a)	546,713
1,948	World Wrestling Entertainment, Inc., Class A	107,354
26,912	Zynga, Inc., Class A (a)	291,188
		3,066,429

	Equity Real Estate Investment Trusts — 1.9%
2,747	American Homes 4 Rent, Class A	101,749
833	Camden Property Trust	100,360
2,227	CareTrust REIT, Inc.	53,849
32,618	Colony Capital, Inc. (a)	228,326
2,421	CubeSmart	102,505
639	EastGroup Properties, Inc.	101,384
2,271	Essential Properties Realty Trust, Inc.	59,477
1,366	Essex Property Trust, Inc.	396,850
2,000	First Industrial Realty Trust, Inc.	99,540
2,159	Gaming and Leisure Properties, Inc.	100,372
2,241	Industrial Logistics Properties Trust	55,577
1,525	Innovative Industrial Properties, Inc.	279,273
5,651	Invitation Homes, Inc.	198,124
7,424	Iron Mountain, Inc.	297,851
8,063	Kite Realty Group Trust	167,791
2,926	Lamar Advertising Co., Class A	289,791
1,066	Life Storage, Inc.	102,400
8,608	Medical Properties Trust, Inc.	189,806
2,931	Monmouth Real Estate Investment Corp.	54,165
717	National Health Investors, Inc.	52,635
1,298	National Storage Affiliates Trust	58,981
2,939	PotlatchDeltic Corp.	174,459
1,705	Prologis, Inc.	198,684
1,363	Ryman Hospitality Properties, Inc. (a)	107,200
1,307	Safehold, Inc.	92,418

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
2,725	STAG Industrial, Inc.	$99,490
13,970	Tanger Factory Outlet Centers, Inc.	243,776
4,700	Uniti Group, Inc.	53,580
		4,060,413

	Food & Staples Retailing — 0.6%
8,167	BJ’s Wholesale Club Holdings, Inc. (a)	364,820
2,483	Grocery Outlet Holding Corp. (a)	100,289
1,608	PriceSmart, Inc.	135,136
12,913	Rite Aid Corp. (a)	226,236
8,021	United Natural Foods, Inc. (a)	295,654
1,331	Walmart, Inc.	186,220
		1,308,355

	Food Products — 0.8%
5,008	B&G Foods, Inc. (b)	146,133
1,408	Beyond Meat, Inc. (a) (b)	185,405
3,596	Campbell Soup Co.	171,709
6,224	Darling Ingredients, Inc. (a)	432,257
1,730	Freshpet, Inc. (a)	319,739
6,302	Hain Celestial Group (The), Inc. (a)	258,445
522	Lancaster Colony Corp.	96,419
3,474	Simply Good Foods (The) Co. (a)	120,027
		1,730,134

	Gas Utilities — 0.0%
2,296	South Jersey Industries, Inc.	56,826

	Health Care Equipment & Supplies — 3.7%
4,525	Abbott Laboratories	543,362
567	ABIOMED, Inc. (a)	181,854
1,002	Align Technology, Inc. (a)	596,721
9,850	Alphatec Holdings, Inc. (a)	157,502
1,613	AtriCure, Inc. (a)	124,314
2,416	Avanos Medical, Inc. (a)	104,395
2,597	Axonics, Inc. (a)	163,429
2,936	BioLife Solutions, Inc. (a)	102,466
471	Cooper (The) Cos., Inc.	193,529
2,990	CryoPort, Inc. (a)	169,144
1,650	Danaher Corp.	419,001
3,274	Glaukos Corp. (a)	308,280
1,485	Globus Medical, Inc., Class A (a)	106,579
1,255	Heska Corp. (a)	229,226
9,984	Hologic, Inc. (a)	654,451
446	ICU Medical, Inc. (a)	92,889
759	IDEXX Laboratories, Inc. (a)	416,683
693	Insulet Corp. (a)	204,588
2,651	Integra LifeSciences Holdings Corp. (a)	196,386
1,765	Merit Medical Systems, Inc. (a)	112,254

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
1,030	Neogen Corp. (a)	$98,890
2,809	Novocure Ltd. (a)	573,317
677	Penumbra, Inc. (a)	207,155
716	Quidel Corp. (a)	75,030
3,516	Shockwave Medical, Inc. (a)	574,725
3,476	STAAR Surgical Co. (a)	476,247
949	STERIS PLC	200,258
435	Teleflex, Inc.	183,779
1,318	West Pharmaceutical Services, Inc.	432,989
		7,899,443

	Health Care Providers & Services — 2.9%
4,687	1Life Healthcare, Inc. (a)	203,931
12,458	AdaptHealth Corp. (a)	362,029
1,010	Addus HomeCare Corp. (a)	106,858
346	Amedisys, Inc. (a)	93,368
757	Castle Biosciences, Inc. (a)	52,256
505	CorVel Corp. (a)	59,090
12,225	Covetrus, Inc. (a)	350,246
5,032	DaVita, Inc. (a)	586,379
4,880	Ensign Group (The), Inc.	418,948
2,734	Fulgent Genetics, Inc. (a) (b)	210,573
4,865	Guardant Health, Inc. (a)	773,438
6,107	MEDNAX, Inc. (a)	160,736
1,050	ModivCare, Inc. (a)	147,084
1,592	Ontrak, Inc. (a)	51,963
11,915	Option Care Health, Inc. (a)	227,338
7,029	Owens & Minor, Inc.	253,677
4,868	Patterson Cos., Inc.	156,457
2,307	Pennant Group (The), Inc. (a)	93,249
8,231	Progyny, Inc. (a)	468,426
11,134	R1 RCM, Inc. (a)	303,736
7,748	Select Medical Holdings Corp. (a)	292,255
5,969	Surgery Partners, Inc. (a)	287,706
8,807	Tenet Healthcare Corp. (a)	521,903
		6,181,646

	Health Care Technology — 0.9%
14,077	Allscripts Healthcare Solutions, Inc. (a)	219,038
13,080	Evolent Health, Inc., Class A (a)	283,313
1,109	Health Catalyst, Inc. (a)	64,211
3,672	Inovalon Holdings, Inc., Class A (a)	110,931
1,770	Inspire Medical Systems, Inc. (a)	419,172
2,116	Omnicell, Inc. (a)	306,862
2,028	Phreesia, Inc. (a)	104,949
2,401	Schrodinger, Inc. (a)	183,052
1,126	Tabula Rasa HealthCare, Inc. (a)	53,553
692	Veeva Systems, Inc., Class A (a)	195,455
1,348	Vocera Communications, Inc. (a)	48,757
		1,989,293

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 3.2%
3,253	Bally’s Corp. (a)	$188,544
9,767	Bloomin’ Brands, Inc. (a)	308,637
7,767	Boyd Gaming Corp. (a)	513,787
10,615	Caesars Entertainment, Inc. (a)	1,038,572
4,516	Cheesecake Factory (The), Inc. (a)	282,656
382	Chipotle Mexican Grill, Inc. (a)	569,955
1,208	Churchill Downs, Inc.	255,492
492	Domino’s Pizza, Inc.	207,791
1,925	Jack in the Box, Inc.	232,251
1,192	Papa John’s International, Inc.	115,290
8,855	Penn National Gaming, Inc. (a)	789,158
6,486	Red Rock Resorts, Inc., Class A (a)	237,582
7,133	Scientific Games Corp. (a)	417,423
4,255	SeaWorld Entertainment, Inc. (a)	233,004
3,249	Shake Shack, Inc., Class A (a)	353,329
3,347	Six Flags Entertainment Corp. (a)	157,242
7,488	Travel + Leisure Co.	483,201
720	Wingstop, Inc.	114,055
3,432	Yum! Brands, Inc.	410,193
		6,908,162

	Household Durables — 1.6%
5,632	Garmin Ltd.	772,936
1,304	Helen of Troy Ltd. (a)	275,418
1,403	Installed Building Products, Inc.	188,914
2,162	iRobot Corp. (a)	235,225
1,770	LGI Homes, Inc. (a)	293,431
3,339	Purple Innovation, Inc. (a)	113,793
4,670	Skyline Champion Corp. (a)	207,488
7,051	Sonos, Inc. (a)	282,251
12,526	Tempur Sealy International, Inc.	477,742
1,749	TopBuild Corp. (a)	388,943
5,889	Tupperware Brands Corp. (a)	143,515
		3,379,656

	Household Products — 0.4%
2,069	Church & Dwight Co., Inc.	177,396
3,277	Energizer Holdings, Inc.	161,556
1,300	Kimberly-Clark Corp.	173,316
1,335	Procter & Gamble (The) Co.	178,116
897	WD-40 Co.	223,120
		913,504

	Independent Power and Renewable Electricity Producers — 0.1%
1,842	Clearway Energy, Inc., Class C	52,847
4,488	Sunnova Energy International, Inc. (a)	158,516
		211,363

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 0.8%
1,614	Aon PLC, Class A	$405,824
2,004	Brown & Brown, Inc.	106,573
415	Erie Indemnity Co., Class A	88,818
484	Goosehead Insurance, Inc., Class A	53,211
556	Kinsale Capital Group, Inc.	96,750
3,049	Marsh & McLennan Cos., Inc.	413,749
571	RenaissanceRe Holdings Ltd.	96,391
1,642	RLI Corp.	183,017
2,404	Trupanion, Inc. (a)	194,964
		1,639,297

	Interactive Media & Services — 2.3%
360	Alphabet, Inc., Class A (a)	847,260
4,769	Eventbrite, Inc., Class A (a)	112,405
1,841	Facebook, Inc., Class A (a)	598,472
12,539	Pinterest, Inc., Class A (a)	832,213
17,753	Snap, Inc., Class A (a)	1,097,491
11,671	Twitter, Inc. (a)	644,473
5,728	Zillow Group, Inc., Class C (a)	745,327
		4,877,641

	Internet & Direct Marketing Retail — 2.2%
175	Amazon.com, Inc. (a)	606,799
4,325	Chewy, Inc., Class A (a)	344,789
15,158	eBay, Inc.	845,665
4,603	Etsy, Inc. (a)	915,030
3,987	Overstock.com, Inc. (a)	324,941
6,873	RealReal (The), Inc. (a)	170,244
2,374	Shutterstock, Inc.	206,965
918	Stamps.com, Inc. (a)	188,530
7,395	Stitch Fix, Inc., Class A (a)	320,351
2,949	Wayfair, Inc., Class A (a)	871,636
		4,794,950

	IT Services — 4.5%
2,688	Accenture PLC, Class A	779,439
2,878	Automatic Data Processing, Inc.	538,157
2,425	Broadridge Financial Solutions, Inc.	384,678
1,872	EPAM Systems, Inc. (a)	856,908
1,393	EVERTEC, Inc.	55,581
1,172	ExlService Holdings, Inc. (a)	108,269
1,361	Fastly, Inc., Class A (a)	86,927
6,239	Fiserv, Inc. (a)	749,429
4,068	Gartner, Inc. (a)	796,840
1,842	Global Payments, Inc.	395,348
2,329	GoDaddy, Inc., Class A (a)	202,204
1,766	LiveRamp Holdings, Inc. (a)	86,499
4,402	Marathon Digital Holdings, Inc. (a) (b)	161,906
676	MongoDB, Inc. (a)	201,083
820	Okta, Inc. (a)	221,154

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
3,788	Paychex, Inc.	$369,292
3,058	PayPal Holdings, Inc. (a)	802,083
2,649	Perficient, Inc. (a)	173,801
10,502	Sabre Corp. (a)	157,320
4,088	Square, Inc., Class A (a)	1,000,824
2,630	TTEC Holdings, Inc.	267,550
2,179	Twilio, Inc., Class A (a)	801,436
8,315	Unisys Corp. (a)	199,560
3,830	Verra Mobility Corp. (a)	51,475
876	WEX, Inc. (a)	179,764
		9,627,527

	Leisure Products — 1.1%
2,557	Acushnet Holdings Corp.	108,187
5,814	Callaway Golf Co.	168,315
2,653	Malibu Boats, Inc., Class A (a)	221,154
22,990	Mattel, Inc. (a)	493,365
4,823	Peloton Interactive, Inc., Class A (a)	474,342
8,239	Vista Outdoor, Inc. (a)	268,674
6,342	YETI Holdings, Inc. (a)	541,734
		2,275,771

	Life Sciences Tools & Services — 5.1%
4,103	10X Genomics, Inc., Class A (a)	811,573
5,841	Agilent Technologies, Inc.	780,591
25,670	Avantor, Inc. (a)	822,467
26,159	Bionano Genomics, Inc. (a) (b)	166,633
650	Bio-Rad Laboratories, Inc., Class A (a)	409,585
1,944	Bio-Techne Corp.	831,041
5,700	Bruker Corp.	390,564
3,203	Charles River Laboratories International, Inc. (a)	1,064,837
4,617	Codexis, Inc. (a)	107,022
471	Illumina, Inc. (a)	185,028
3,845	IQVIA Holdings, Inc. (a)	902,383
4,876	Luminex Corp.	178,900
2,233	Medpace Holdings, Inc. (a)	378,895
321	Mettler-Toledo International, Inc. (a)	421,576
789	NanoString Technologies, Inc. (a)	62,860
1,899	NeoGenomics, Inc. (a)	93,032
10,999	Pacific Biosciences of California, Inc. (a)	328,320
4,227	PerkinElmer, Inc.	547,946
2,107	Personalis, Inc. (a)	51,916
9,682	PPD, Inc. (a)	447,308
3,615	Quanterix Corp. (a)	221,021
942	Repligen Corp. (a)	199,431
4,830	Syneos Health, Inc. (a)	409,826
1,188	Thermo Fisher Scientific, Inc.	558,633

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
1,909	Waters Corp. (a)	$572,452
		10,943,840

	Machinery — 1.8%
2,812	Altra Industrial Motion Corp.	165,936
3,217	Chart Industries, Inc. (a)	516,747
2,481	Deere & Co.	920,079
4,018	Evoqua Water Technologies Corp. (a)	114,834
1,339	Franklin Electric Co., Inc.	108,821
1,279	Graco, Inc.	98,227
1,774	IDEX Corp.	397,731
1,143	Kadant, Inc.	203,488
1,269	Lindsay Corp.	210,375
11,197	Mueller Water Products, Inc., Class A	160,789
328	Omega Flex, Inc.	52,152
5,425	Otis Worldwide Corp.	422,445
2,664	Toro (The) Co.	305,294
436	Watts Water Technologies, Inc., Class A	54,304
		3,731,222

	Marine — 0.1%
3,169	Matson, Inc.	207,031

	Media — 0.8%
8,447	Altice USA, Inc., Class A (a)	306,711
473	Cardlytics, Inc. (a)	65,052
602	Charter Communications, Inc., Class A (a)	405,417
8,805	Magnite, Inc. (a)	352,640
3,619	New York Times (The) Co., Class A	164,339
7,224	Sinclair Broadcast Group, Inc., Class A	234,563
3,043	TechTarget, Inc. (a)	233,398
		1,762,120

	Metals & Mining — 0.6%
10,036	Allegheny Technologies, Inc. (a)	233,438
22,773	Cleveland-Cliffs, Inc. (a)	406,726
11,704	Coeur Mining, Inc. (a)	94,568
18,574	Hecla Mining Co.	109,772
6,161	Newmont Corp.	384,508
851	Royal Gold, Inc.	95,193
		1,324,205

	Mortgage Real Estate Investment Trusts — 0.3%
13,293	Arbor Realty Trust, Inc.	235,020
4,956	Broadmark Realty Capital, Inc.	53,426

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
3,265	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$171,086
24,425	New Residential Investment Corp.	261,836
		721,368

	Multiline Retail — 0.5%
1,833	Dollar General Corp.	393,637
7,317	Franchise Group, Inc.	281,924
3,158	Ollie’s Bargain Outlet Holdings, Inc. (a)	291,388
		966,949

	Oil, Gas & Consumable Fuels — 2.9%
50,715	Antero Midstream Corp.	438,177
25,903	Antero Resources Corp. (a)	233,645
25,584	APA Corp.	511,680
12,891	Cheniere Energy, Inc. (a)	999,310
7,711	Cimarex Energy Co.	510,468
19,229	Clean Energy Fuels Corp. (a)	211,519
6,231	Diamondback Energy, Inc.	509,260
21,546	Gevo, Inc. (a) (b)	146,082
18,412	Magnolia Oil & Gas Corp., Class A (a)	207,319
11,267	Matador Resources Co.	296,435
34,872	Occidental Petroleum Corp.	884,354
19,226	Ovintiv, Inc.	460,078
20,461	Range Resources Corp. (a)	200,927
1,600	Renewable Energy Group, Inc. (a)	88,832
45,455	Southwestern Energy Co. (a)	194,093
231	Texas Pacific Land Corp.	355,775
		6,247,954

	Personal Products — 0.7%
3,192	Estee Lauder (The) Cos., Inc., Class A	1,001,650
4,129	Herbalife Nutrition Ltd. (a)	188,984
998	Medifast, Inc.	226,636
2,941	Nu Skin Enterprises, Inc., Class A	155,461
		1,572,731

	Pharmaceuticals — 1.2%
8,591	Bristol-Myers Squibb Co.	536,250
7,052	Catalent, Inc. (a)	793,138
4,442	Corcept Therapeutics, Inc. (a)	101,233
2,903	Eli Lilly and Co.	530,581
28,524	Endo International PLC (a)	163,443
3,115	Intra-Cellular Therapies, Inc. (a)	107,249
1,783	NGM Biopharmaceuticals, Inc. (a)	49,033
9,478	Ocular Therapeutix, Inc. (a)	174,206
2,913	Omeros Corp. (a) (b)	51,444
1,508	Pacira BioSciences, Inc. (a)	95,275

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
1,855	Revance Therapeutics, Inc. (a)	$54,018
		2,655,870

	Professional Services — 0.8%
1,137	Booz Allen Hamilton Holding Corp.	94,314
2,050	Equifax, Inc.	469,922
940	Exponent, Inc.	90,550
1,857	Insperity, Inc.	162,562
4,699	TriNet Group, Inc. (a)	369,858
10,229	Upwork, Inc. (a)	471,148
		1,658,354

	Real Estate Management & Development — 0.4%
10,054	eXp World Holdings, Inc. (a)	345,455
4,126	Redfin Corp. (a)	292,038
3,625	St. Joe (The) Co.	165,989
		803,482

	Road & Rail — 1.4%
3,642	Avis Budget Group, Inc. (a)	326,359
11,754	Lyft, Inc., Class A (a)	654,228
3,089	Old Dominion Freight Line, Inc.	796,375
1,986	Saia, Inc. (a)	465,717
9,949	Uber Technologies, Inc. (a)	544,907
820	Union Pacific Corp.	182,114
		2,969,700

	Semiconductors & Semiconductor Equipment — 8.1%
1,308	ACM Research, Inc., Class A (a)	103,267
4,195	Advanced Energy Industries, Inc.	462,750
2,303	Advanced Micro Devices, Inc. (a)	187,971
1,053	Ambarella, Inc. (a)	102,657
3,490	Analog Devices, Inc.	534,528
6,948	Applied Materials, Inc.	922,069
5,609	Brooks Automation, Inc.	568,360
2,770	CEVA, Inc. (a)	153,569
2,160	Cirrus Logic, Inc. (a)	160,726
1,554	CMC Materials, Inc.	285,050
6,315	Cohu, Inc. (a)	252,663
1,694	Cree, Inc. (a)	168,418
4,589	Diodes, Inc. (a)	352,481
4,580	Enphase Energy, Inc. (a)	637,765
8,303	Entegris, Inc.	934,752
2,098	First Solar, Inc. (a)	160,560
4,685	FormFactor, Inc. (a)	183,418
3,717	Impinj, Inc. (a)	176,409
2,810	KLA Corp.	886,134
1,560	Lam Research Corp.	967,902
4,069	Lattice Semiconductor Corp. (a)	204,711
7,893	MACOM Technology Solutions Holdings, Inc. (a)	446,823

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
11,072	Marvell Technology, Inc.	$500,565
4,564	MaxLinear, Inc. (a)	164,258
4,784	Microchip Technology, Inc.	718,987
2,470	MKS Instruments, Inc.	442,402
1,535	Monolithic Power Systems, Inc.	554,718
696	NVIDIA Corp.	417,864
4,021	Onto Innovation, Inc. (a)	275,519
3,372	Power Integrations, Inc.	279,235
5,088	Qorvo, Inc. (a)	957,409
2,800	QUALCOMM, Inc.	388,640
5,436	Rambus, Inc. (a)	103,175
2,655	Semtech Corp. (a)	179,850
1,072	SiTime Corp. (a)	99,214
5,059	Skyworks Solutions, Inc.	917,348
13,691	SunPower Corp. (a)	351,722
1,561	Synaptics, Inc. (a)	218,337
7,629	Teradyne, Inc.	954,235
2,869	Texas Instruments, Inc.	517,883
4,552	Ultra Clean Holdings, Inc. (a)	232,471
774	Universal Display Corp.	173,136
		17,299,951

	Software — 10.5%
11,294	8x8, Inc. (a)	371,460
7,222	ACI Worldwide, Inc. (a)	272,847
3,181	Alarm.com Holdings, Inc. (a)	285,527
1,689	Altair Engineering, Inc., Class A (a)	109,785
2,067	Appian Corp. (a) (b)	250,479
1,269	Aspen Technology, Inc. (a)	166,036
652	Autodesk, Inc. (a)	190,325
9,426	Avaya Holdings Corp. (a)	271,186
2,518	Bill.com Holdings, Inc. (a)	389,358
845	Blackline, Inc. (a)	98,071
4,603	Box, Inc., Class A (a)	98,044
3,959	Cadence Design Systems, Inc. (a)	521,677
4,090	Cerence, Inc. (a)	394,317
2,645	Citrix Systems, Inc.	327,583
7,526	Cloudera, Inc. (a)	95,505
10,570	Cloudflare, Inc., Class A (a)	895,702
2,411	CommVault Systems, Inc. (a)	167,589
2,425	Cornerstone OnDemand, Inc. (a)	107,343
2,971	Crowdstrike Holdings, Inc., Class A (a)	619,483
2,169	Datadog, Inc., Class A (a)	186,035
5,699	Digital Turbine, Inc. (a)	429,876
893	DocuSign, Inc. (a)	199,085
1,856	Dolby Laboratories, Inc., Class A	188,328
2,763	Domo, Inc., Class B (a)	177,633
13,742	Dropbox, Inc., Class A (a)	353,169
5,696	Dynatrace, Inc. (a)	296,420
1,626	Elastic N.V. (a)	196,128
1,268	Envestnet, Inc. (a)	93,616

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
372	Fair Isaac Corp. (a)	$193,965
9,360	FireEye, Inc. (a)	186,030
1,172	Five9, Inc. (a)	220,301
5,034	Fortinet, Inc. (a)	1,028,094
16,563	fuboTV, Inc. (a) (b)	333,910
2,044	HubSpot, Inc. (a)	1,076,064
36,193	Ideanomics, Inc. (a) (b)	106,407
817	InterDigital, Inc.	56,716
472	Intuit, Inc.	194,540
3,821	J2 Global, Inc. (a)	462,341
3,473	LivePerson, Inc. (a)	189,799
1,561	Manhattan Associates, Inc. (a)	214,232
1,575	Microsoft Corp.	397,183
675	MicroStrategy, Inc., Class A (a)	443,583
1,472	Model N, Inc. (a)	58,556
1,490	New Relic, Inc. (a)	95,807
8,509	Nuance Communications, Inc. (a)	452,424
3,449	Nutanix, Inc., Class A (a)	93,261
7,729	Oracle Corp.	585,781
6,830	PagerDuty, Inc. (a)	290,002
1,684	Palo Alto Networks, Inc. (a)	595,109
488	Paycom Software, Inc. (a)	187,592
509	Paylocity Holding Corp. (a)	98,359
1,177	Progress Software Corp.	51,388
728	Proofpoint, Inc. (a)	125,296
6,744	PTC, Inc. (a)	883,059
2,455	Rapid7, Inc. (a)	199,469
3,968	Riot Blockchain, Inc. (a) (b)	165,981
5,426	Sailpoint Technologies Holdings, Inc. (a)	264,952
853	salesforce.com, Inc. (a)	196,463
361	ServiceNow, Inc. (a)	182,800
2,866	Smartsheet, Inc., Class A (a)	169,954
3,659	Sprout Social, Inc., Class A (a)	242,555
522	SPS Commerce, Inc. (a)	53,474
5,314	SS&C Technologies Holdings, Inc.	394,405
1,499	Synopsys, Inc. (a)	370,343
5,484	Teradata Corp. (a)	271,293
570	Trade Desk (The), Inc., Class A (a)	415,707
2,239	Upland Software, Inc. (a)	110,965
3,568	Varonis Systems, Inc. (a)	188,926
6,486	Veritone, Inc. (a)	156,442
2,468	VMware, Inc., Class A (a) (b)	396,928
2,183	Workday, Inc., Class A (a)	539,201
3,113	Workiva, Inc. (a)	292,622
9,709	Xperi Holding Corp.	199,520
3,580	Yext, Inc. (a)	49,941
4,089	Zendesk, Inc. (a)	597,607
563	Zoom Video Communications, Inc., Class A (a)	179,918
2,163	Zscaler, Inc. (a)	405,865

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
7,141	Zuora, Inc., Class A (a)	$115,684
		22,533,421

	Specialty Retail — 5.0%
9,206	At Home Group, Inc. (a)	290,726
661	AutoZone, Inc. (a)	967,783
5,143	Blink Charging Co. (a) (b)	189,263
4,240	Boot Barn Holdings, Inc. (a)	299,090
7,263	Camping World Holdings, Inc., Class A	316,231
2,067	Carvana Co. (a)	589,633
1,920	Five Below, Inc. (a)	386,438
3,837	Floor & Decor Holdings, Inc., Class A (a)	425,600
4,890	GameStop Corp., Class A (a) (b)	848,855
5,317	GrowGeneration Corp. (a)	231,821
2,433	Home Depot (The), Inc.	787,489
7,403	L Brands, Inc. (a)	487,858
1,174	Lithia Motors, Inc., Class A	451,262
4,881	Lowe’s Cos., Inc.	957,896
6,269	National Vision Holdings, Inc. (a)	316,020
1,464	O’Reilly Automotive, Inc. (a)	809,416
4,582	Rent-A-Center, Inc.	263,694
768	RH (a)	528,399
1,841	Sleep Number Corp. (a)	205,990
5,242	Tractor Supply Co.	988,641
2,556	Williams-Sonoma, Inc.	436,437
		10,778,542

	Technology Hardware, Storage & Peripherals — 1.1%
3,040	Apple, Inc.	399,639
10,531	Dell Technologies, Inc., Class C (a)	1,035,513
10,219	NetApp, Inc.	763,257
8,504	Pure Storage, Inc., Class A (a)	171,951
		2,370,360

	Textiles, Apparel & Luxury Goods — 0.5%
5,692	Crocs, Inc. (a)	569,883
1,109	Deckers Outdoor Corp. (a)	375,064
1,360	NIKE, Inc., Class B	180,363
		1,125,310

	Thrifts & Mortgage Finance — 0.7%
5,620	Axos Financial, Inc. (a)	253,743
6,046	Columbia Financial, Inc. (a)	110,461
5,831	Meta Financial Group, Inc.	287,235
6,849	PennyMac Financial Services, Inc.	412,378
8,993	TFS Financial Corp.	175,903
2,572	Walker & Dunlop, Inc.	285,106
		1,524,826

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco — 0.3%
4,184	Philip Morris International, Inc.	$397,480
11,149	Vector Group Ltd.	145,494
		542,974

	Trading Companies & Distributors — 1.0%
4,416	Boise Cascade Co.	294,636
10,786	Fastenal Co.	563,892
2,607	Herc Holdings, Inc. (a)	275,299
2,146	SiteOne Landscape Supply, Inc. (a)	384,950
6,425	Systemax, Inc.	274,476
1,054	Watsco, Inc.	308,674
		2,101,927

	Water Utilities — 0.2%
1,876	California Water Service Group	110,215
4,093	Essential Utilities, Inc.	192,903
656	Middlesex Water Co.	53,805
823	SJW Group	53,948
		410,871
	Total Common Stocks — 100.0%	214,003,269
	(Cost $167,219,810)

	Money Market Funds — 2.0%
4,179,070	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (e) (f)	4,179,070
28,389	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (e)	28,389
	Total Money Market Funds — 2.0%	4,207,459
	(Cost $4,207,459)

	Total Investments — 102.0%	218,210,728
	(Cost $171,427,269) (g)
	Net Other Assets and Liabilities — (2.0)%	(4,301,850)
	Net Assets — 100.0%	$213,908,878

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,022,113 and the total value of the collateral held by the Fund is $4,179,070.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act, as amended (the “1933 Act”)
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of April 30, 2021.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $49,105,501 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,322,042. The net unrealized appreciation was $46,783,459.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$214,003,269	$—	$—
Money Market Funds	4,207,459	—	—
Total Investments	$218,210,728	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.7%
3,767	Curtiss-Wright Corp.	$481,799
2,894	Huntington Ingalls Industries, Inc.	614,454
7,366	Parsons Corp. (a)	326,535
5,311	Textron, Inc.	341,179
		1,763,967

	Air Freight & Logistics — 0.1%
1,561	C.H. Robinson Worldwide, Inc.	151,542

	Auto Components — 1.3%
16,063	BorgWarner, Inc.	780,341
8,351	Gentex Corp.	293,788
1,643	Lear Corp.	302,049
		1,376,178

	Automobiles — 0.6%
4,421	Thor Industries, Inc.	625,969

	Banks — 6.8%
10,937	Bank OZK	448,308
6,670	BOK Financial Corp.	586,560
4,152	Comerica, Inc.	312,064
1,944	Commerce Bancshares, Inc.	151,263
2,739	Cullen/Frost Bankers, Inc.	328,844
4,036	East West Bancorp, Inc.	307,341
356	First Citizens BancShares, Inc., Class A	308,816
35,229	First Horizon Corp.	644,339
3,360	Pinnacle Financial Partners, Inc.	294,470
8,472	Popular, Inc.	626,589
7,955	Prosperity Bancshares, Inc.	583,579
1,897	South State Corp.	159,955
9,766	Synovus Financial Corp.	457,635
11,581	United Bankshares, Inc.	454,786
43,357	Valley National Bancorp	597,026
2,702	Webster Financial Corp.	142,963
1,577	Western Alliance Bancorp	165,695
10,839	Zions Bancorp N.A.	604,816
		7,175,049

	Beverages — 0.1%
2,912	Molson Coors Beverage Co., Class B (a)	160,014

	Biotechnology — 1.0%
6,593	Exelixis, Inc. (a)	162,320
4,452	United Therapeutics Corp. (a)	897,345
		1,059,665

	Building Products — 0.4%
2,203	A.O. Smith Corp.	149,253
1,186	Allegion PLC	159,375
3,212	Builders FirstSource, Inc. (a)	156,328
		464,956

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets — 4.6%
1,999	Affiliated Managers Group, Inc.	$322,179
4,527	Cboe Global Markets, Inc.	472,483
4,522	Evercore, Inc., Class A	633,668
29,527	Invesco Ltd.	797,229
24,740	Jefferies Financial Group, Inc.	804,297
10,269	Lazard Ltd., Class A	462,002
2,095	LPL Financial Holdings, Inc.	328,286
7,333	SEI Investments Co.	450,540
9,300	Stifel Financial Corp.	643,467
		4,914,151

	Chemicals — 3.3%
5,035	Axalta Coating Systems Ltd. (a)	160,566
9,846	CF Industries Holdings, Inc.	478,811
10,672	Chemours (The) Co.	322,294
16,286	Element Solutions, Inc.	356,338
10,332	Huntsman Corp.	296,219
23,558	Mosaic (The) Co.	828,770
1,175	NewMarket Corp.	407,243
6,709	Westlake Chemical Corp.	629,908
		3,480,149

	Commercial Services & Supplies — 0.4%
5,315	Clean Harbors, Inc. (a)	472,822

	Communications Equipment — 0.8%
8,165	Ciena Corp. (a)	412,088
17,639	Juniper Networks, Inc.	447,854
		859,942
	Construction & Engineering — 1.4%
1,328	EMCOR Group, Inc.	159,094
6,358	MasTec, Inc. (a)	663,521
5,078	Quanta Services, Inc.	490,738
627	Valmont Industries, Inc.	154,775
		1,468,128

	Consumer Finance — 2.7%
1,654	Credit Acceptance Corp. (a) (b)	652,983
11,089	OneMain Holdings, Inc.	630,631
27,519	Santander Consumer USA Holdings, Inc.	933,995
33,151	SLM Corp.	651,749
		2,869,358

	Containers & Packaging — 2.5%
9,702	Berry Global Group, Inc. (a)	617,241
3,069	Crown Holdings, Inc.	336,976
24,603	Graphic Packaging Holding Co.	456,386
14,174	Silgan Holdings, Inc.	597,718
4,706	Sonoco Products Co.	308,055

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
5,723	WestRock Co.	$319,057
		2,635,433

	Distributors — 0.6%
14,073	LKQ Corp. (a)	657,350

	Diversified Consumer Services — 0.7%
4,172	Grand Canyon Education, Inc. (a)	451,786
5,835	Service Corp. International	311,822
		763,608
	Diversified Financial Services — 0.7%
18,263	Equitable Holdings, Inc.	625,142
2,340	Voya Financial, Inc.	158,699
		783,841

	Electric Utilities — 4.2%
10,999	Alliant Energy Corp.	617,814
12,509	Evergy, Inc.	800,201
10,056	Hawaiian Electric Industries, Inc.	433,011
5,959	IDACORP, Inc.	610,678
11,842	NRG Energy, Inc.	424,181
9,154	Pinnacle West Capital Corp.	774,886
15,687	Portland General Electric Co.	797,841
		4,458,612

	Electrical Equipment — 1.2%
3,611	Acuity Brands, Inc.	669,913
797	Hubbell, Inc.	153,032
3,131	Regal Beloit Corp.	452,210
		1,275,155

	Electronic Equipment, Instruments & Components — 2.5%
6,720	Arrow Electronics, Inc. (a)	766,550
8,566	Jabil, Inc.	449,030
563	Littelfuse, Inc.	149,330
3,449	National Instruments Corp.	142,823
5,188	SYNNEX Corp.	628,786
14,760	Vontier Corp. (a)	462,578
		2,599,097

	Equity Real Estate Investment Trusts — 7.7%
6,900	American Campus Communities, Inc.	311,949
14,724	Brixmor Property Group, Inc.	328,934
16,852	Cousins Properties, Inc.	617,963
4,743	Douglas Emmett, Inc.	159,080
14,736	Healthcare Realty Trust, Inc.	473,910
5,400	Healthcare Trust of America, Inc., Class A	158,598
10,405	Highwoods Properties, Inc.	466,040

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
4,685	JBG SMITH Properties	$152,778
6,808	Kilroy Realty Corp.	466,620
39,715	Kimco Realty Corp.	834,015
6,759	National Retail Properties, Inc.	313,753
8,132	Omega Healthcare Investors, Inc.	309,016
25,286	Physicians Realty Trust	473,607
963	PS Business Parks, Inc.	156,362
2,626	Regency Centers Corp.	167,171
10,640	SL Green Realty Corp.	787,466
7,009	Spirit Realty Capital, Inc.	333,208
8,892	STORE Capital Corp.	318,245
15,425	VEREIT, Inc.	737,932
8,419	WP Carey, Inc.	630,499
		8,197,146

	Food & Staples Retailing — 0.8%
23,429	Albertsons Cos., Inc., Class A (b)	435,076
2,067	Casey’s General Stores, Inc.	459,267
		894,343

	Food Products — 3.0%
9,394	Bunge Ltd.	793,042
12,515	Flowers Foods, Inc.	299,859
8,281	Ingredion, Inc.	773,528
1,922	Lamb Weston Holdings, Inc.	154,721
18,781	Pilgrim’s Pride Corp. (a)	449,993
202	Seaboard Corp.	722,754
		3,193,897

	Gas Utilities — 2.1%
7,533	Atmos Energy Corp.	780,343
7,746	ONE Gas, Inc.	623,321
18,158	UGI Corp.	793,686
		2,197,350

	Health Care Equipment & Supplies — 0.4%
3,650	Envista Holdings Corp. (a)	157,972
2,696	Hill-Rom Holdings, Inc.	297,153
		455,125

	Health Care Providers & Services — 2.3%
5,213	Acadia Healthcare Co., Inc. (a)	317,576
1,818	Encompass Health Corp.	154,275
6,453	Henry Schein, Inc. (a)	467,843
17,599	Premier, Inc., Class A	622,125
5,583	Universal Health Services, Inc., Class B	828,573
		2,390,392

	Household Durables — 4.0%
16,004	KB Home	771,873
6,525	Leggett & Platt, Inc.	324,097

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
3,872	Mohawk Industries, Inc. (a)	$795,696
14,200	PulteGroup, Inc.	839,504
13,126	Toll Brothers, Inc.	823,000
2,704	Whirlpool Corp.	639,361
		4,193,531

	Household Products — 0.4%
15,003	Reynolds Consumer Products, Inc.	439,888

	Independent Power and Renewable Electricity Producers — 0.7%
42,119	Vistra Corp.	710,547

	Industrial Conglomerates — 0.5%
2,715	Carlisle Cos., Inc.	520,330

	Insurance — 9.8%
238	Alleghany Corp. (a)	161,595
5,221	American Financial Group, Inc.	641,452
3,152	Assurant, Inc.	490,451
3,005	Axis Capital Holdings Ltd.	167,679
10,011	CNA Financial Corp.	469,816
3,018	Enstar Group Ltd. (a)	758,061
1,803	Everest Re Group Ltd.	499,341
18,314	Fidelity National Financial, Inc.	835,485
13,145	First American Financial Corp.	847,852
6,165	Globe Life, Inc.	631,851
4,602	Hanover Insurance Group (The), Inc.	636,503
9,341	Kemper Corp.	729,158
4,783	Lincoln National Corp.	306,734
34,096	Old Republic International Corp.	839,443
2,015	Primerica, Inc.	321,937
3,545	Reinsurance Group of America, Inc.	462,729
8,212	Selective Insurance Group, Inc.	625,262
26,757	Unum Group	756,153
1,977	W.R. Berkley Corp.	157,606
		10,339,108

	Internet & Direct Marketing Retail — 0.7%
63,322	Qurate Retail, Inc., Series A	753,532

	IT Services — 1.2%
6,956	Genpact Ltd.	330,619
5,018	MAXIMUS, Inc.	459,849
18,118	Western Union (The) Co.	466,720
		1,257,188

	Leisure Products — 0.5%
4,685	Brunswick Corp.	501,904

	Machinery — 3.8%
2,074	AGCO Corp.	302,638
10,943	Allison Transmission Holdings, Inc.	453,806
3,399	Colfax Corp. (a)	153,601
3,172	Crane Co.	298,358

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
2,561	Donaldson Co., Inc.	$161,036
3,838	Flowserve Corp.	152,138
1,117	John Bean Technologies Corp.	162,389
1,211	Lincoln Electric Holdings, Inc.	155,069
750	Nordson Corp.	158,557
2,510	Oshkosh Corp.	312,319
757	RBC Bearings, Inc. (a)	150,968
3,163	Rexnord Corp.	157,929
1,936	Snap-on, Inc.	459,994
7,339	Timken (The) Co.	615,522
2,469	Woodward, Inc.	308,650
		4,002,974

	Media — 2.5%
20,571	DISH Network Corp., Class A (a)	921,375
5,100	Interpublic Group of (The) Cos., Inc.	161,925
29,283	News Corp., Class A	767,068
5,303	Nexstar Media Group, Inc., Class A	781,715
		2,632,083

	Metals & Mining — 1.2%
3,912	Reliance Steel & Aluminum Co.	627,133
11,736	Steel Dynamics, Inc.	636,326
		1,263,459

	Mortgage Real Estate Investment Trusts — 0.9%
8,886	AGNC Investment Corp.	159,326
17,318	Annaly Capital Management, Inc.	157,247
9,608	Blackstone Mortgage Trust, Inc., Class A	312,164
12,040	Starwood Property Trust, Inc.	310,873
		939,610

	Multiline Retail — 0.3%
4,997	Kohl’s Corp.	293,124

	Multi-Utilities — 1.8%
11,153	Black Hills Corp.	769,334
23,558	MDU Resources Group, Inc.	788,251
12,354	NiSource, Inc.	321,451
		1,879,036

	Oil, Gas & Consumable Fuels — 2.0%
23,791	Cabot Oil & Gas Corp.	396,596
17,271	Continental Resources, Inc. (a)	470,462
32,063	EQT Corp. (a)	612,403
55,780	Marathon Oil Corp.	628,083
		2,107,544

	Paper & Forest Products — 0.7%
10,742	Louisiana-Pacific Corp.	707,683

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products — 0.2%
16,530	Coty, Inc., Class A (a)	$165,465

	Pharmaceuticals — 0.6%
1,812	Jazz Pharmaceuticals PLC (a)	297,893
7,360	Perrigo Co. PLC	306,397
		604,290

	Professional Services — 2.1%
4,681	ASGN, Inc. (a)	492,348
3,019	CACI International, Inc., Class A (a)	769,422
2,126	FTI Consulting, Inc. (a)	295,195
1,908	Robert Half International, Inc.	167,160
5,345	Science Applications International Corp.	477,950
		2,202,075

	Real Estate Management & Development — 0.7%
1,566	Howard Hughes (The) Corp. (a)	169,034
3,327	Jones Lang LaSalle, Inc. (a)	625,177
		794,211

	Road & Rail — 1.4%
972	AMERCO	579,924
15,485	Knight-Swift Transportation Holdings, Inc.	729,653
902	Landstar System, Inc.	155,397
		1,464,974

	Semiconductors & Semiconductor Equipment — 0.6%
31,407	Amkor Technology, Inc.	635,049

	Software — 0.8%
5,510	CDK Global, Inc.	295,281
34,159	SolarWinds Corp. (a)	575,921
		871,202

	Specialty Retail — 2.7%
1,623	Advance Auto Parts, Inc.	324,860
4,793	AutoNation, Inc. (a)	491,187
9,779	Dick’s Sporting Goods, Inc.	807,550
10,591	Foot Locker, Inc.	624,657
7,424	Penske Automotive Group, Inc.	651,010
		2,899,264

	Technology Hardware, Storage & Peripherals — 0.7%
30,682	Xerox Holdings Corp.	740,663

	Textiles, Apparel & Luxury Goods — 1.1%
1,675	Carter’s, Inc. (a)	182,223
1,410	Columbia Sportswear Co.	153,704
18,070	Tapestry, Inc. (a)	864,650
		1,200,577

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance — 2.8%
15,680	Essent Group Ltd.	$824,454
53,766	MGIC Investment Corp.	819,394
47,205	New York Community Bancorp, Inc.	564,572
32,028	Radian Group, Inc.	789,170
		2,997,590

	Trading Companies & Distributors — 1.4%
15,197	Air Lease Corp.	709,852
4,954	MSC Industrial Direct Co., Inc., Class A	446,653
3,442	WESCO International, Inc. (a)	315,700
		1,472,205
	Total Common Stocks — 100.0%	105,932,345
	(Cost $91,927,504)

	Money Market Funds — 0.9%
994,863	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (c) (d)	994,863
	(Cost $994,863)

	Total Investments — 100.9%	106,927,208
	(Cost $92,922,367) (e)
	Net Other Assets and Liabilities — (0.9)%	(954,158)
	Net Assets — 100.0%	$105,973,050

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $964,250 and the total value of the collateral held by the Fund is $994,863.
(c)	Rate shown reflects yield as of April 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,334,308 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $329,467. The net unrealized appreciation was $14,004,841.

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$105,932,345	$—	$—
Money Market Funds	994,863	—	—
Total Investments	$106,927,208	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.3%
17,269	Axon Enterprise, Inc. (a)	$2,618,153
27,981	BWX Technologies, Inc.	1,872,489
40,156	Virgin Galactic Holdings, Inc. (a) (b)	889,455
		5,380,097

	Airlines — 0.7%
128,655	American Airlines Group, Inc. (a)	2,794,387

	Auto Components — 0.9%
24,203	Fox Factory Holding Corp. (a)	3,708,626

	Automobiles — 0.1%
44,662	Workhorse Group, Inc. (a) (b)	553,362

	Banks — 2.0%
52,643	First Financial Bankshares, Inc.	2,583,718
43,098	Glacier Bancorp, Inc.	2,540,627
13,603	Signature Bank	3,421,291
		8,545,636

	Beverages — 2.0%
2,548	Boston Beer (The) Co., Inc., Class A (a)	3,099,617
51,193	Celsius Holdings, Inc. (a)	2,933,359
50,297	National Beverage Corp. (b)	2,443,931
		8,476,907

	Biotechnology — 8.1%
4,536	Acceleron Pharma, Inc. (a)	566,864
30,733	Beam Therapeutics, Inc. (a) (b)	2,520,106
12,648	Blueprint Medicines Corp. (a)	1,218,255
36,128	CareDx, Inc. (a)	2,856,641
32,310	Denali Therapeutics, Inc. (a)	1,952,816
29,285	Editas Medicine, Inc. (a)	1,083,838
19,856	Emergent BioSolutions, Inc. (a)	1,210,819
29,833	Fate Therapeutics, Inc. (a)	2,607,106
44,252	Halozyme Therapeutics, Inc. (a)	2,210,387
18,056	Insmed, Inc. (a)	609,029
30,653	Intellia Therapeutics, Inc. (a)	2,353,231
3,593	Mirati Therapeutics, Inc. (a)	597,229
18,169	Natera, Inc. (a)	1,998,953
6,323	Neurocrine Biosciences, Inc. (a)	597,460
716,763	OPKO Health, Inc. (a) (b)	2,938,728
32,868	Sage Therapeutics, Inc. (a)	2,588,684
25,519	TG Therapeutics, Inc. (a)	1,140,955
14,896	Twist Bioscience Corp. (a)	1,998,894
10,799	Ultragenyx Pharmaceutical, Inc. (a)	1,205,600
47,982	Vir Biotechnology, Inc. (a)	2,290,661
		34,546,256

	Building Products — 3.0%
17,568	AAON, Inc.	1,149,123
29,739	Advanced Drainage Systems, Inc.	3,320,657
25,675	Fortune Brands Home & Security, Inc.	2,695,361

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
3,950	Lennox International, Inc.	$1,324,593
17,784	Simpson Manufacturing Co., Inc.	2,004,257
20,156	Trex Co., Inc. (a)	2,176,646
		12,670,637

	Capital Markets — 1.6%
21,951	Ares Management Corp., Class A	1,152,867
50,191	Carlyle Group (The), Inc.	2,141,148
8,200	Morningstar, Inc.	2,173,082
16,623	Tradeweb Markets, Inc., Class A	1,351,117
		6,818,214

	Chemicals — 3.0%
80,981	Olin Corp.	3,484,613
10,089	Quaker Chemical Corp.	2,445,069
13,389	RPM International, Inc.	1,269,813
12,551	Scotts Miracle-Gro (The) Co.	2,901,289
94,361	Valvoline, Inc.	2,962,935
		13,063,719

	Commercial Services & Supplies — 1.3%
218,594	ADT, Inc.	2,011,065
11,156	IAA, Inc. (a)	700,708
4,096	MSA Safety, Inc.	658,473
18,122	Tetra Tech, Inc.	2,312,911
		5,683,157

	Communications Equipment — 0.6%
11,789	F5 Networks, Inc. (a)	2,201,713
6,734	Lumentum Holdings, Inc. (a)	572,727
		2,774,440

	Construction & Engineering — 0.6%
88,644	WillScot Mobile Mini Holdings Corp. (a)	2,594,610

	Construction Materials — 0.7%
22,875	Eagle Materials, Inc. (a)	3,159,953

	Containers & Packaging — 0.8%
8,683	AptarGroup, Inc.	1,309,483
40,265	Sealed Air Corp.	1,989,091
		3,298,574

	Diversified Consumer Services — 1.2%
21,536	Chegg, Inc. (a)	1,945,347
34,327	frontdoor, Inc. (a)	1,837,524
25,803	Terminix Global Holdings, Inc. (a)	1,313,115
		5,095,986

	Diversified Telecommunication Services — 0.5%
4,851	Bandwidth, Inc., Class A (a)	641,302

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services (Continued)
44,724	Iridium Communications, Inc. (a)	$1,699,065
		2,340,367

	Electrical Equipment — 0.8%
68,205	Bloom Energy Corp., Class A (a)	1,771,284
170,711	FuelCell Energy, Inc. (a)	1,657,604
		3,428,888

	Electronic Equipment, Instruments & Components — 0.9%
44,972	II-VI, Inc. (a)	3,019,420
2,915	IPG Photonics Corp. (a)	632,876
		3,652,296

	Entertainment — 1.2%
301,164	AMC Entertainment Holdings, Inc., Class A (a) (b)	3,020,675
180,700	Zynga, Inc., Class A (a)	1,955,174
		4,975,849

	Equity Real Estate Investment Trusts — 3.1%
18,447	American Homes 4 Rent, Class A	683,277
5,594	Camden Property Trust	673,965
16,258	CubeSmart	688,364
4,294	EastGroup Properties, Inc.	681,286
13,431	First Industrial Realty Trust, Inc.	668,461
14,493	Gaming and Leisure Properties, Inc.	673,779
10,240	Innovative Industrial Properties, Inc.	1,875,251
49,848	Iron Mountain, Inc.	1,999,902
19,644	Lamar Advertising Co., Class A	1,945,542
7,153	Life Storage, Inc.	687,117
57,797	Medical Properties Trust, Inc.	1,274,424
8,772	Safehold, Inc.	620,268
18,298	STAG Industrial, Inc.	668,060
		13,139,696

	Food & Staples Retailing — 0.7%
54,839	BJ’s Wholesale Club Holdings, Inc. (a)	2,449,658
16,668	Grocery Outlet Holding Corp. (a)	673,221
		3,122,879

	Food Products — 2.0%
9,456	Beyond Meat, Inc. (a) (b)	1,245,166
41,787	Darling Ingredients, Inc. (a)	2,902,107
11,619	Freshpet, Inc. (a)	2,147,424
42,314	Hain Celestial Group (The), Inc. (a)	1,735,297
3,505	Lancaster Colony Corp.	647,408
		8,677,402

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 3.3%
21,983	Glaukos Corp. (a)	$2,069,919
9,970	Globus Medical, Inc., Class A (a)	715,547
2,990	ICU Medical, Inc. (a)	622,727
17,802	Integra LifeSciences Holdings Corp. (a)	1,318,772
6,916	Neogen Corp. (a)	664,005
4,547	Penumbra, Inc. (a)	1,391,337
4,810	Quidel Corp. (a)	504,040
23,607	Shockwave Medical, Inc. (a)	3,858,800
23,339	STAAR Surgical Co. (a)	3,197,677
		14,342,824

	Health Care Providers & Services — 4.3%
31,473	1Life Healthcare, Inc. (a)	1,369,390
83,646	AdaptHealth Corp. (a)	2,430,753
2,323	Amedisys, Inc. (a)	626,861
82,078	Covetrus, Inc. (a)	2,351,535
32,766	Ensign Group (The), Inc.	2,812,961
55,267	Progyny, Inc. (a)	3,145,245
74,753	R1 RCM, Inc. (a)	2,039,262
59,131	Tenet Healthcare Corp. (a)	3,504,103
		18,280,110

	Health Care Technology — 1.4%
11,887	Inspire Medical Systems, Inc. (a)	2,815,079
14,209	Omnicell, Inc. (a)	2,060,589
16,123	Schrodinger, Inc. (a)	1,229,218
		6,104,886

	Hotels, Restaurants & Leisure — 3.3%
52,155	Boyd Gaming Corp. (a)	3,450,053
8,113	Churchill Downs, Inc.	1,715,899
47,894	Scientific Games Corp. (a)	2,802,757
21,812	Shake Shack, Inc., Class A (a)	2,372,055
50,277	Travel + Leisure Co.	3,244,375
4,834	Wingstop, Inc.	765,754
		14,350,893

	Household Durables — 1.8%
8,757	Helen of Troy Ltd. (a)	1,849,566
84,109	Tempur Sealy International, Inc.	3,207,917
11,748	TopBuild Corp. (a)	2,612,520
		7,670,003

	Household Products — 0.4%
6,029	WD-40 Co.	1,499,653

	Independent Power and Renewable Electricity Producers — 0.2%
30,131	Sunnova Energy International, Inc. (a)	1,064,227

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 1.2%
13,456	Brown & Brown, Inc.	$715,590
2,782	Erie Indemnity Co., Class A	595,404
3,729	Kinsale Capital Group, Inc.	648,883
3,841	RenaissanceRe Holdings Ltd.	648,399
11,027	RLI Corp.	1,229,070
16,141	Trupanion, Inc. (a)	1,309,035
		5,146,381

	Internet & Direct Marketing Retail — 1.3%
29,039	Chewy, Inc., Class A (a) (b)	2,314,989
6,162	Stamps.com, Inc. (a)	1,265,490
49,655	Stitch Fix, Inc., Class A (a)	2,151,055
		5,731,534

	IT Services — 0.6%
9,140	Fastly, Inc., Class A (a)	583,772
11,855	LiveRamp Holdings, Inc. (a)	580,658
5,880	WEX, Inc. (a)	1,206,635
		2,371,065

	Leisure Products — 1.6%
154,365	Mattel, Inc. (a)	3,312,673
42,583	YETI Holdings, Inc. (a)	3,637,440
		6,950,113

	Life Sciences Tools & Services — 3.5%
38,266	Bruker Corp.	2,621,986
14,994	Medpace Holdings, Inc. (a)	2,544,182
12,749	NeoGenomics, Inc. (a)	624,574
73,851	Pacific Biosciences of California, Inc. (a)	2,204,452
65,008	PPD, Inc. (a)	3,003,370
6,326	Repligen Corp. (a)	1,339,277
32,430	Syneos Health, Inc. (a)	2,751,686
		15,089,527

	Machinery — 1.4%
21,602	Chart Industries, Inc. (a)	3,469,929
8,589	Graco, Inc.	659,635
17,885	Toro (The) Co.	2,049,621
		6,179,185

	Media — 1.3%
56,714	Altice USA, Inc., Class A (a)	2,059,285
59,117	Magnite, Inc. (a)	2,367,636
24,299	New York Times (The) Co., Class A	1,103,418
		5,530,339

	Metals & Mining — 0.8%
152,906	Cleveland-Cliffs, Inc. (a)	2,730,901
5,713	Royal Gold, Inc.	639,056
		3,369,957

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 0.7%
21,923	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$1,148,765
163,996	New Residential Investment Corp.	1,758,037
		2,906,802

	Multiline Retail — 0.5%
21,205	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,956,585

	Oil, Gas & Consumable Fuels — 4.4%
340,523	Antero Midstream Corp.	2,942,119
171,783	APA Corp.	3,435,660
51,778	Cimarex Energy Co.	3,427,703
41,841	Diamondback Energy, Inc.	3,419,665
129,090	Ovintiv, Inc.	3,089,124
1,545	Texas Pacific Land Corp.	2,379,532
		18,693,803

	Personal Products — 0.3%
27,729	Herbalife Nutrition Ltd. (a)	1,269,156

	Professional Services — 1.6%
7,634	Booz Allen Hamilton Holding Corp.	633,240
6,309	Exponent, Inc.	607,746
31,551	TriNet Group, Inc. (a)	2,483,379
68,682	Upwork, Inc. (a)	3,163,493
		6,887,858

	Real Estate Management & Development — 1.0%
67,508	eXp World Holdings, Inc. (a)	2,319,575
27,706	Redfin Corp. (a)	1,961,031
		4,280,606

	Road & Rail — 0.7%
13,338	Saia, Inc. (a)	3,127,761

	Semiconductors & Semiconductor Equipment — 6.6%
28,165	Advanced Energy Industries, Inc.	3,106,881
37,657	Brooks Automation, Inc.	3,815,784
14,505	Cirrus Logic, Inc. (a)	1,079,317
10,433	CMC Materials, Inc.	1,913,725
11,377	Cree, Inc. (a)	1,131,101
30,809	Diodes, Inc. (a)	2,366,439
14,092	First Solar, Inc. (a)	1,078,461
27,320	Lattice Semiconductor Corp. (a)	1,374,469
53,000	MACOM Technology Solutions Holdings, Inc. (a)	3,000,330
16,583	MKS Instruments, Inc.	2,970,181
22,640	Power Integrations, Inc.	1,874,819
17,826	Semtech Corp. (a)	1,207,533

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
91,927	SunPower Corp. (a)	$2,361,605
5,192	Universal Display Corp.	1,161,399
		28,442,044

	Software — 11.8%
75,828	8x8, Inc. (a)	2,493,983
48,490	ACI Worldwide, Inc. (a)	1,831,952
21,359	Alarm.com Holdings, Inc. (a)	1,917,184
13,875	Appian Corp. (a)	1,681,372
8,521	Aspen Technology, Inc. (a)	1,114,888
16,904	Bill.com Holdings, Inc. (a)	2,613,866
5,673	Blackline, Inc. (a)	658,408
27,461	Cerence, Inc. (a)	2,647,515
50,534	Cloudera, Inc. (a)	641,276
38,262	Digital Turbine, Inc. (a)	2,886,103
12,460	Dolby Laboratories, Inc., Class A	1,264,316
92,272	Dropbox, Inc., Class A (a)	2,371,390
38,248	Dynatrace, Inc. (a)	1,990,426
8,513	Envestnet, Inc. (a)	628,515
62,850	FireEye, Inc. (a)	1,249,144
7,869	Five9, Inc. (a)	1,479,136
111,206	fuboTV, Inc. (a) (b)	2,241,913
25,656	J2 Global, Inc. (a)	3,104,376
23,323	LivePerson, Inc. (a)	1,274,602
10,477	Manhattan Associates, Inc. (a)	1,437,863
4,531	MicroStrategy, Inc., Class A (a)	2,977,592
10,003	New Relic, Inc. (a)	643,193
23,153	Nutanix, Inc., Class A (a)	626,057
45,859	PagerDuty, Inc. (a)	1,947,173
3,420	Paylocity Holding Corp. (a)	660,881
4,889	Proofpoint, Inc. (a)	841,446
16,486	Rapid7, Inc. (a)	1,339,488
36,430	Sailpoint Technologies Holdings, Inc. (a)	1,778,877
19,240	Smartsheet, Inc., Class A (a)	1,140,932
23,960	Varonis Systems, Inc. (a)	1,268,682
20,906	Workiva, Inc. (a)	1,965,164
		50,717,713

	Specialty Retail — 4.8%
12,891	Five Below, Inc. (a)	2,594,572
25,765	Floor & Decor Holdings, Inc., Class A (a)	2,857,854
49,711	L Brands, Inc. (a)	3,275,955
7,880	Lithia Motors, Inc., Class A	3,028,914
42,093	National Vision Holdings, Inc. (a)	2,121,908
5,156	RH (a)	3,547,431
17,157	Williams-Sonoma, Inc.	2,929,558
		20,356,192

	Technology Hardware, Storage & Peripherals — 0.3%
57,101	Pure Storage, Inc., Class A (a)	1,154,582

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods — 1.5%
38,223	Crocs, Inc. (a)	$3,826,887
7,445	Deckers Outdoor Corp. (a)	2,517,899
		6,344,786

	Thrifts & Mortgage Finance — 0.9%
45,983	PennyMac Financial Services, Inc.	2,768,636
60,380	TFS Financial Corp.	1,181,033
		3,949,669

	Trading Companies & Distributors — 1.1%
14,408	SiteOne Landscape Supply, Inc. (a)	2,584,507
7,076	Watsco, Inc.	2,072,277
		4,656,784

	Water Utilities — 0.3%
27,487	Essential Utilities, Inc.	1,295,462
	Total Common Stocks — 100.0%	428,222,438
	(Cost $369,312,991)

	Money Market Funds — 3.5%
15,163,770	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (c) (d)	15,163,770
	(Cost $15,163,770)

	Total Investments — 103.5%	443,386,208
	(Cost $384,476,761) (e)
	Net Other Assets and Liabilities — (3.5)%	(14,925,338)
	Net Assets — 100.0%	$428,460,870

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $14,755,314 and the total value of the collateral held by the Fund is $15,163,770.
(c)	Rate shown reflects yield as of April 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $67,349,882 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,440,435. The net unrealized appreciation was $58,909,447.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$428,222,438	$—	$—
Money Market Funds	15,163,770	—	—
Total Investments	$443,386,208	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.1%
8,451	AAR Corp. (a)	$340,068

	Air Freight & Logistics — 1.2%
29,686	Atlas Air Worldwide Holdings, Inc. (a)	2,015,976
21,333	Hub Group, Inc., Class A (a)	1,402,005
		3,417,981

	Airlines — 0.5%
26,346	SkyWest, Inc. (a)	1,308,342

	Auto Components — 0.5%
14,470	Dana, Inc.	366,091
12,427	Patrick Industries, Inc.	1,113,459
		1,479,550

	Automobiles — 0.4%
13,770	Winnebago Industries, Inc.	1,100,912

	Banks — 16.2%
27,335	Ameris Bancorp	1,478,550
84,081	Associated Banc-Corp.	1,840,533
27,536	Atlantic Union Bankshares Corp.	1,064,817
4,979	BancFirst Corp.	346,090
44,195	BancorpSouth Bank	1,307,730
16,331	BankUnited, Inc.	761,188
26,914	Banner Corp.	1,529,792
35,198	Cathay General Bancorp	1,424,815
16,657	Columbia Banking System, Inc.	725,079
4,589	Community Bank System, Inc.	356,244
32,489	CVB Financial Corp.	689,092
26,977	Eagle Bancorp, Inc.	1,440,842
113,023	F.N.B. Corp.	1,456,866
7,920	FB Financial Corp.	332,323
63,739	First BanCorp	801,199
59,808	First Financial Bancorp	1,465,894
38,593	First Hawaiian, Inc.	1,059,764
22,942	First Interstate BancSystem, Inc., Class A	1,077,586
22,715	First Merchants Corp.	1,049,660
32,755	First Midwest Bancorp, Inc.	686,872
62,023	Fulton Financial Corp.	1,057,492
8,382	Hancock Whitney Corp.	387,584
28,560	Heartland Financial USA, Inc.	1,435,711
52,570	Hilltop Holdings, Inc.	1,850,464
26,533	Home BancShares, Inc.	738,413
70,135	Hope Bancorp, Inc.	1,052,726
4,181	Independent Bank Corp.	342,424
14,623	Independent Bank Group, Inc.	1,104,183
22,753	International Bancshares Corp.	1,078,265
71,902	Investors Bancorp, Inc.	1,052,645
17,989	NBT Bancorp, Inc.	681,603
74,221	Old National Bancorp	1,402,777
8,103	Pacific Premier Bancorp, Inc.	356,775
5,553	Park National Corp.	694,625
17,345	Renasant Corp.	730,745

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
16,527	Sandy Spring Bancorp, Inc.	$749,665
48,379	Simmons First National Corp., Class A	1,378,802
45,885	Sterling Bancorp	1,153,090
4,963	Texas Capital Bancshares, Inc. (a)	340,611
47,219	TowneBank	1,462,845
42,645	Trustmark Corp.	1,382,124
11,439	UMB Financial Corp.	1,109,926
21,035	United Community Banks, Inc.	688,265
29,293	WesBanco, Inc.	1,063,043
11,432	Westamerica BanCorp	724,789
18,936	Wintrust Financial Corp.	1,459,966
		46,374,494

	Beverages — 0.4%
3,659	Coca-Cola Consolidated, Inc.	1,073,002

	Building Products — 1.7%
14,561	American Woodmark Corp. (a)	1,448,237
38,875	Griffon Corp.	1,054,290
25,917	JELD-WEN Holding, Inc. (a)	755,999
13,942	PGT Innovations, Inc. (a)	367,093
13,926	UFP Industries, Inc.	1,170,341
		4,795,960

	Capital Markets — 1.5%
45,858	Federated Hermes, Inc.	1,320,711
72,246	Golub Capital BDC, Inc.	1,131,372
3,212	Piper Sandler Cos.	372,560
46,230	Virtu Financial, Inc., Class A	1,369,795
		4,194,438

	Chemicals — 2.6%
15,185	Avient Corp.	770,942
43,040	GCP Applied Technologies, Inc. (a)	1,105,698
16,790	H.B. Fuller Co.	1,121,908
3,430	Innospec, Inc.	334,116
69,034	Kronos Worldwide, Inc.	1,173,578
19,057	Minerals Technologies, Inc.	1,489,114
4,513	Sensient Technologies Corp.	371,149
8,309	Stepan Co.	1,085,654
		7,452,159

	Commercial Services & Supplies — 2.3%
6,904	ABM Industries, Inc.	354,935
13,428	Brady Corp., Class A	732,766
20,869	BrightView Holdings, Inc. (a)	374,181
25,403	Covanta Holding Corp.	382,061
8,391	Deluxe Corp.	369,372
20,528	Harsco Corp. (a)	368,067
25,606	Healthcare Services Group, Inc.	766,900
18,142	HNI Corp.	768,132
70,417	KAR Auction Services, Inc. (a)	1,055,551
24,465	Steelcase, Inc., Class A	337,617

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
4,721	UniFirst Corp.	$1,058,401
		6,567,983

	Communications Equipment — 0.7%
37,509	NetScout Systems, Inc. (a)	982,548
21,972	Viasat, Inc. (a)	1,137,930
		2,120,478

	Construction & Engineering — 1.6%
22,053	Arcosa, Inc.	1,329,576
14,126	Comfort Systems USA, Inc.	1,163,417
7,730	Dycom Industries, Inc. (a)	725,151
43,327	Primoris Services Corp.	1,415,060
		4,633,204

	Consumer Finance — 2.1%
10,931	FirstCash, Inc.	787,360
100,309	Navient Corp.	1,688,200
24,666	Nelnet, Inc., Class A	1,830,957
48,401	PRA Group, Inc. (a)	1,823,750
		6,130,267

	Containers & Packaging — 0.8%
18,529	Greif, Inc., Class A	1,121,190
71,659	O-I Glass, Inc. (a)	1,181,657
		2,302,847

	Distributors — 0.3%
18,552	Core-Mark Holding Co., Inc.	789,573

	Diversified Consumer Services — 1.9%
45,378	Adtalem Global Education, Inc. (a)	1,556,919
3,188	Graham Holdings Co., Class B	2,026,325
16,150	H&R Block, Inc.	359,499
19,521	Strategic Education, Inc.	1,465,246
		5,407,989

	Diversified Financial Services — 0.6%
45,285	Cannae Holdings, Inc. (a)	1,797,815

	Electric Utilities — 1.4%
26,702	ALLETE, Inc.	1,878,752
10,054	MGE Energy, Inc.	752,140
31,091	Otter Tail Corp.	1,468,428
		4,099,320

	Electrical Equipment — 1.3%
6,991	AZZ, Inc.	368,006
21,383	Encore Wire Corp.	1,596,882
3,879	EnerSys	355,239

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
117,368	GrafTech International Ltd.	$1,492,921
		3,813,048

	Electronic Equipment, Instruments & Components — 3.2%
25,445	Avnet, Inc.	1,117,544
7,521	Insight Enterprises, Inc. (a)	754,883
16,829	Knowles Corp. (a)	351,726
42,742	Methode Electronics, Inc.	1,920,398
22,768	PC Connection, Inc.	1,032,529
7,816	Plexus Corp. (a)	722,511
34,690	Sanmina Corp. (a)	1,416,740
24,282	TTM Technologies, Inc. (a)	364,230
59,609	Vishay Intertechnology, Inc.	1,464,593
		9,145,154

	Energy Equipment & Services — 0.7%
75,626	Archrock, Inc.	706,347
404,338	Transocean Ltd. (a)	1,301,968
		2,008,315

	Entertainment — 0.1%
4,302	Madison Square Garden Entertainment Corp. (a)	389,804

	Equity Real Estate Investment Trusts — 9.7%
55,679	Acadia Realty Trust	1,163,134
22,126	American Assets Trust, Inc.	775,516
24,166	Apple Hospitality REIT, Inc.	383,273
138,982	Brandywine Realty Trust	1,880,426
20,590	Columbia Property Trust, Inc.	370,826
64,485	Empire State Realty Trust, Inc., Class A	734,484
64,540	Equity Commonwealth	1,858,752
79,481	Global Net Lease, Inc.	1,526,035
26,453	Hudson Pacific Properties, Inc.	743,594
23,164	Independence Realty Trust, Inc.	390,082
161,499	Lexington Realty Trust	1,976,748
34,405	LTC Properties, Inc.	1,463,245
153,354	Macerich (The) Co.	2,114,752
22,744	Mack-Cali Realty Corp.	372,092
141,697	Paramount Group, Inc.	1,503,405
103,295	Piedmont Office Realty Trust, Inc., Class A	1,923,353
45,225	Retail Opportunity Investments Corp.	795,960
68,481	Retail Properties of America, Inc., Class A	803,282
103,356	Sabra Health Care REIT, Inc.	1,877,978
89,058	Service Properties Trust	1,096,749
52,929	SITE Centers Corp.	780,703
86,890	Urban Edge Properties	1,637,876
15,930	Washington Real Estate Investment Trust	369,895

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
39,249	Weingarten Realty Investors	$1,269,313
		27,811,473

	Food & Staples Retailing — 1.1%
53,920	Sprouts Farmers Market, Inc. (a)	1,380,891
31,744	Weis Markets, Inc.	1,645,927
		3,026,818

	Food Products — 2.1%
27,490	Cal-Maine Foods, Inc.	1,027,026
62,672	Fresh Del Monte Produce, Inc.	1,767,350
100,099	Hostess Brands, Inc. (a)	1,530,514
4,607	Sanderson Farms, Inc.	757,990
10,628	Tootsie Roll Industries, Inc.	335,526
13,740	TreeHouse Foods, Inc. (a)	654,024
		6,072,430

	Gas Utilities — 2.2%
6,182	Chesapeake Utilities Corp.	732,691
26,494	New Jersey Resources Corp.	1,111,423
26,608	Northwest Natural Holding Co.	1,434,703
26,113	Southwest Gas Holdings, Inc.	1,820,598
14,296	Spire, Inc.	1,077,061
		6,176,476

	Health Care Equipment & Supplies — 0.3%
7,794	Integer Holdings Corp. (a)	731,701

	Health Care Providers & Services — 0.1%
4,779	AMN Healthcare Services, Inc. (a)	378,975

	Household Durables — 4.5%
1,561	Cavco Industries, Inc. (a)	326,920
29,747	Century Communities, Inc. (a)	2,199,493
16,896	La-Z-Boy, Inc.	751,196
30,208	M.D.C. Holdings, Inc.	1,772,002
30,374	M/I Homes, Inc. (a)	2,117,675
19,518	Meritage Homes Corp. (a)	2,076,520
46,589	Taylor Morrison Home Corp. (a)	1,454,043
88,127	Tri Pointe Homes, Inc. (a)	2,099,185
		12,797,034

	Household Products — 0.7%
20,356	Central Garden & Pet Co., Class A (a)	1,002,940
12,427	Spectrum Brands Holdings, Inc.	1,095,316
		2,098,256

	Industrial Conglomerates — 0.1%
9,186	Raven Industries, Inc.	373,135

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 5.4%
56,906	American Equity Investment Life Holding Co.	$1,762,948
16,635	American National Group, Inc.	1,885,577
6,995	Argo Group International Holdings Ltd.	364,999
42,438	Assured Guaranty Ltd.	2,157,973
7,956	Brighthouse Financial, Inc. (a)	372,261
73,870	CNO Financial Group, Inc.	1,885,901
33,221	Horace Mann Educators Corp.	1,332,162
29,504	Mercury General Corp.	1,837,214
34,485	Stewart Information Services Corp.	2,022,545
1,608	White Mountains Insurance Group Ltd.	1,874,012
		15,495,592

	IT Services — 0.8%
3,141	Alliance Data Systems Corp.	370,167
15,989	CSG Systems International, Inc.	735,334
23,962	Sykes Enterprises, Inc. (a)	1,050,254
		2,155,755

	Machinery — 2.9%
2,254	Alamo Group, Inc.	354,441
8,599	Albany International Corp., Class A	767,375
4,670	Astec Industries, Inc.	350,297
14,486	Barnes Group, Inc.	723,141
18,738	Federal Signal Corp.	776,315
30,396	Greenbrier (The) Cos., Inc.	1,435,907
4,041	Hyster-Yale Materials Handling, Inc.	326,715
8,810	Kennametal, Inc.	353,810
48,791	Meritor, Inc. (a)	1,318,821
25,544	Mueller Industries, Inc.	1,146,159
6,042	SPX Corp. (a)	366,508
4,406	Tennant Co.	347,677
		8,267,166

	Media — 1.8%
27,001	AMC Networks, Inc., Class A (a)	1,357,610
97,515	Gray Television, Inc.	1,981,505
95,288	TEGNA, Inc.	1,911,477
		5,250,592

	Metals & Mining — 2.2%
10,837	Alcoa Corp. (a)	397,068
58,177	Commercial Metals Co.	1,699,932
11,442	Compass Minerals International, Inc.	777,141
3,184	Kaiser Aluminum Corp.	383,576
5,313	Materion Corp.	376,213
61,662	Warrior Met Coal, Inc.	977,343
26,745	Worthington Industries, Inc.	1,745,379
		6,356,652

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 0.8%
25,202	Apollo Commercial Real Estate Finance, Inc.	$383,322
56,514	Chimera Investment Corp.	742,594
29,836	Ladder Capital Corp.	354,750
36,618	PennyMac Mortgage Investment Trust	734,191
		2,214,857

	Multiline Retail — 0.8%
26,272	Big Lots, Inc.	1,811,191
3,648	Dillard’s, Inc., Class A	360,824
		2,172,015

	Multi-Utilities — 1.0%
30,059	Avista Corp.	1,383,315
22,017	NorthWestern Corp.	1,497,817
		2,881,132

	Oil, Gas & Consumable Fuels — 1.8%
23,952	CNX Resources Corp. (a)	321,436
219,883	Equitrans Midstream Corp.	1,794,245
21,457	Murphy Oil Corp.	363,267
30,704	PDC Energy, Inc. (a)	1,121,003
50,973	World Fuel Services Corp.	1,576,595
		5,176,546

	Paper & Forest Products — 0.9%
28,585	Domtar Corp. (a)	1,126,820
29,313	Schweitzer-Mauduit International, Inc.	1,338,725
		2,465,545

	Personal Products — 0.7%
26,672	Edgewell Personal Care Co.	1,018,870
10,824	USANA Health Sciences, Inc. (a)	974,052
		1,992,922

	Pharmaceuticals — 1.9%
150,148	Innoviva, Inc. (a)	1,719,194
40,703	Prestige Consumer Healthcare, Inc. (a)	1,773,023
68,536	Supernus Pharmaceuticals, Inc. (a)	2,086,921
		5,579,138

	Professional Services — 1.0%
21,974	CBIZ, Inc. (a)	738,107
8,211	ICF International, Inc.	747,694
5,643	Korn Ferry	383,103
12,146	ManTech International Corp., Class A	1,036,661
		2,905,565

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.6%
52,265	Kennedy-Wilson Holdings, Inc.	$1,074,046
21,296	Marcus & Millichap, Inc. (a)	752,174
		1,826,220

	Road & Rail — 3.1%
20,397	ArcBest Corp.	1,484,086
91,636	Heartland Express, Inc.	1,703,513
105,731	Marten Transport Ltd.	1,767,822
13,963	Ryder System, Inc.	1,114,806
57,484	Schneider National, Inc., Class B	1,392,837
30,432	Werner Enterprises, Inc.	1,406,872
		8,869,936

	Semiconductors & Semiconductor Equipment — 0.3%
17,467	Axcelis Technologies, Inc. (a)	725,405

	Software — 0.6%
56,017	Ebix, Inc.	1,686,672

	Specialty Retail — 2.0%
3,654	Asbury Automotive Group, Inc. (a)	725,721
26,890	Buckle (The), Inc.	1,127,766
11,373	Group 1 Automotive, Inc.	1,866,992
9,931	Murphy USA, Inc.	1,384,381
35,652	Sally Beauty Holdings, Inc. (a)	715,536
		5,820,396

	Technology Hardware, Storage & Peripherals — 0.3%
27,040	Super Micro Computer, Inc. (a)	1,001,021

	Textiles, Apparel & Luxury Goods — 0.5%
47,624	G-III Apparel Group Ltd. (a)	1,547,304

	Thrifts & Mortgage Finance — 3.6%
26,581	Capitol Federal Financial, Inc.	343,559
39,783	Flagstar Bancorp, Inc.	1,851,501
51,619	Mr. Cooper Group, Inc. (a)	1,779,823
75,900	NMI Holdings, Inc., Class A (a)	1,961,256
49,666	Northwest Bancshares, Inc.	697,311
47,406	Provident Financial Services, Inc.	1,117,359
46,603	Washington Federal, Inc.	1,516,928
21,212	WSFS Financial Corp.	1,083,721
		10,351,458

	Trading Companies & Distributors — 2.9%
13,716	Beacon Roofing Supply, Inc. (a)	772,622
15,477	GATX Corp.	1,512,258
17,189	GMS, Inc. (a)	751,331
17,798	McGrath RentCorp	1,459,080
28,805	Rush Enterprises, Inc., Class A	1,421,815
32,627	Triton International Ltd.	1,636,897

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
33,317	Univar Solutions, Inc. (a)	$777,952
		8,331,955

	Wireless Telecommunication Services — 1.2%
78,148	Telephone and Data Systems, Inc.	1,795,841
49,184	United States Cellular Corp. (a)	1,678,650
		3,474,491
	Total Investments — 100.0%	286,757,336
	(Cost $258,286,350) (b)
	Net Other Assets and Liabilities — 0.0%	10,018
	Net Assets — 100.0%	$286,767,354

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $30,293,591 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,822,605. The net unrealized appreciation was $28,470,986.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$286,757,336	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.2%
19,650	AeroVironment, Inc. (a)	$2,168,771
41,799	Kratos Defense & Security Solutions, Inc. (a)	1,117,705
60,300	Maxar Technologies, Inc.	2,340,243
		5,626,719

	Air Freight & Logistics — 0.2%
38,971	Air Transport Services Group, Inc. (a)	1,025,717

	Auto Components — 2.1%
16,350	Dorman Products, Inc. (a)	1,621,593
22,644	Gentherm, Inc. (a)	1,612,253
12,686	LCI Industries	1,858,499
13,761	Visteon Corp. (a)	1,676,227
43,916	XPEL, Inc. (a) (b)	2,815,016
		9,583,588

	Banks — 4.5%
75,291	Great Western Bancorp, Inc.	2,488,368
24,254	Lakeland Financial Corp.	1,582,088
41,622	Live Oak Bancshares, Inc.	2,662,143
46,307	Seacoast Banking Corp. of Florida (a)	1,683,260
37,185	ServisFirst Bancshares, Inc.	2,351,579
20,052	Silvergate Capital Corp., Class A (a)	2,149,976
36,836	Triumph Bancorp, Inc. (a)	3,264,775
95,621	Umpqua Holdings Corp.	1,782,375
69,699	Veritex Holdings, Inc.	2,354,432
		20,318,996

	Biotechnology — 6.9%
32,497	Agios Pharmaceuticals, Inc. (a)	1,813,333
27,775	Alector, Inc. (a)	541,613
59,763	Arcus Biosciences, Inc. (a)	2,017,001
165,010	BioCryst Pharmaceuticals, Inc. (a)	1,919,891
38,288	Coherus Biosciences, Inc. (a)	566,662
49,023	Cytokinetics, Inc. (a)	1,247,145
65,630	Dicerna Pharmaceuticals, Inc. (a)	2,047,000
120,080	ImmunityBio, Inc. (a)	2,131,420
281,551	ImmunoGen, Inc. (a)	2,269,301
24,237	Intercept Pharmaceuticals, Inc. (a)	479,408
14,960	Ligand Pharmaceuticals, Inc. (a)	2,182,514
71,603	MacroGenics, Inc. (a)	2,317,073
156,460	Organogenesis Holdings, Inc. (a)	3,498,446
81,188	Precigen, Inc. (a)	627,989
16,400	REGENXBIO, Inc. (a)	568,916
12,192	REVOLUTION Medicines, Inc. (a)	404,652
22,509	Scholar Rock Holding Corp. (a)	728,166
67,640	Sorrento Therapeutics, Inc. (a) (c)	556,677
33,922	Translate Bio, Inc. (a)	787,669
22,402	Travere Therapeutics, Inc. (a)	553,777
21,214	Veracyte, Inc. (a)	1,055,397

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
51,318	Vericel Corp. (a)	$3,203,270
		31,517,320

	Building Products — 1.5%
203,186	Cornerstone Building Brands, Inc. (a)	2,856,795
12,431	CSW Industrials, Inc.	1,683,282
24,922	Gibraltar Industries, Inc. (a)	2,289,335
		6,829,412

	Capital Markets — 3.3%
21,857	Artisan Partners Asset Management, Inc., Class A	1,112,958
50,562	B. Riley Financial, Inc.	3,604,565
82,343	Brightsphere Investment Group, Inc.	1,853,541
27,397	Focus Financial Partners, Inc., Class A (a)	1,289,303
12,876	Hamilton Lane, Inc., Class A	1,164,634
8,410	Houlihan Lokey, Inc.	557,331
30,579	Moelis & Co., Class A	1,659,828
16,855	PJT Partners, Inc., Class A	1,239,348
9,684	Virtus Investment Partners, Inc.	2,648,187
		15,129,695

	Chemicals — 1.2%
119,401	Amyris, Inc. (a)	1,738,478
9,093	Balchem Corp.	1,156,539
15,097	Ingevity Corp. (a)	1,178,774
65,836	Livent Corp. (a)	1,186,365
		5,260,156

	Commercial Services & Supplies — 1.4%
21,181	Brink’s (The) Co.	1,692,785
8,799	Casella Waste Systems, Inc., Class A (a)	590,501
16,760	Cimpress PLC (a)	1,596,558
345,959	Pitney Bowes, Inc.	2,584,314
		6,464,158

	Communications Equipment — 2.8%
82,248	Calix, Inc. (a)	3,478,268
148,474	CommScope Holding Co., Inc. (a)	2,442,397
118,409	Infinera Corp. (a)	1,091,731
55,938	Inseego Corp. (a) (c)	496,729
40,831	NETGEAR, Inc. (a)	1,519,322
73,264	Plantronics, Inc. (a)	2,929,827
35,630	Viavi Solutions, Inc. (a)	582,907
		12,541,181
	Construction & Engineering — 1.4%
34,509	Ameresco, Inc., Class A (a)	1,821,730

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
81,148	API Group Corp. (a) (b) (d)	$1,725,207
29,519	NV5 Global, Inc. (a)	2,660,547
		6,207,484
	Construction Materials — 0.5%
81,390	Summit Materials, Inc., Class A (a)	2,343,218

	Containers & Packaging — 0.6%
142,109	Ranpak Holdings Corp. (a)	2,732,756

	Diversified Consumer Services — 0.7%
29,827	2U, Inc. (a)	1,170,710
72,908	WW International, Inc. (a)	2,022,468
		3,193,178
	Diversified Telecommunication Services — 0.5%
8,136	Cogent Communications Holdings, Inc.	614,349
87,849	Liberty Latin America Ltd., Class C (a)	1,225,494
47,325	Vonage Holdings Corp. (a)	641,254
		2,481,097

	Electrical Equipment — 1.4%
39,648	Atkore, Inc. (a)	3,103,645
50,518	TPI Composites, Inc. (a)	2,685,032
6,579	Vicor Corp. (a)	606,781
		6,395,458

	Electronic Equipment, Instruments & Components — 1.6%
6,010	Badger Meter, Inc.	561,274
6,310	Itron, Inc. (a)	567,521
51,795	nLight, Inc. (a)	1,519,665
5,821	OSI Systems, Inc. (a)	562,134
25,656	PAR Technology Corp. (a)	2,107,384
8,916	Rogers Corp. (a)	1,746,110
		7,064,088

	Energy Equipment & Services — 0.6%
131,188	ChampionX Corp. (a)	2,756,260

	Entertainment — 0.3%
21,015	World Wrestling Entertainment, Inc., Class A	1,158,137

	Equity Real Estate Investment Trusts — 3.1%
24,023	CareTrust REIT, Inc.	580,876
351,939	Colony Capital, Inc. (a)	2,463,573
24,502	Essential Properties Realty Trust, Inc.	641,707
24,184	Industrial Logistics Properties Trust	599,763

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
86,996	Kite Realty Group Trust	$1,810,387
31,622	Monmouth Real Estate Investment Corp.	584,375
7,739	National Health Investors, Inc.	568,120
14,009	National Storage Affiliates Trust	636,569
31,711	PotlatchDeltic Corp.	1,882,365
14,711	Ryman Hospitality Properties, Inc. (a)	1,157,020
150,731	Tanger Factory Outlet Centers, Inc. (c)	2,630,256
50,715	Uniti Group, Inc.	578,151
		14,133,162

	Food & Staples Retailing — 1.6%
17,345	PriceSmart, Inc.	1,457,674
139,331	Rite Aid Corp. (a)	2,441,079
86,542	United Natural Foods, Inc. (a)	3,189,938
		7,088,691

	Food Products — 0.6%
54,029	B&G Foods, Inc. (c)	1,576,566
37,485	Simply Good Foods (The) Co. (a)	1,295,107
		2,871,673
	Gas Utilities — 0.1%
24,773	South Jersey Industries, Inc.	613,132

	Health Care Equipment & Supplies — 2.8%
106,279	Alphatec Holdings, Inc. (a)	1,699,401
17,404	AtriCure, Inc. (a)	1,341,326
26,069	Avanos Medical, Inc. (a)	1,126,441
28,021	Axonics, Inc. (a)	1,763,361
31,674	BioLife Solutions, Inc. (a)	1,105,423
32,266	CryoPort, Inc. (a)	1,825,288
13,538	Heska Corp. (a)	2,472,716
19,043	Merit Medical Systems, Inc. (a)	1,211,135
		12,545,091

	Health Care Providers & Services — 5.0%
10,903	Addus HomeCare Corp. (a)	1,153,537
8,171	Castle Biosciences, Inc. (a)	564,044
5,453	CorVel Corp. (a)	638,056
29,504	Fulgent Genetics, Inc. (a) (c)	2,272,398
65,887	MEDNAX, Inc. (a)	1,734,146
11,330	ModivCare, Inc. (a)	1,587,106
17,180	Ontrak, Inc. (a) (c)	560,755
128,555	Option Care Health, Inc. (a)	2,452,829
75,837	Owens & Minor, Inc.	2,736,957
52,524	Patterson Cos., Inc.	1,688,121
24,897	Pennant Group (The), Inc. (a)	1,006,337
83,598	Select Medical Holdings Corp. (a)	3,153,317

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
64,408	Surgery Partners, Inc. (a)	$3,104,466
		22,652,069

	Health Care Technology — 2.1%
151,886	Allscripts Healthcare Solutions, Inc. (a)	2,363,346
141,124	Evolent Health, Inc., Class A (a)	3,056,746
11,960	Health Catalyst, Inc. (a)	692,484
39,621	Inovalon Holdings, Inc., Class A (a)	1,196,950
21,886	Phreesia, Inc. (a)	1,132,601
12,147	Tabula Rasa HealthCare, Inc. (a)	577,711
14,545	Vocera Communications, Inc. (a)	526,093
		9,545,931

	Hotels, Restaurants & Leisure — 4.2%
35,097	Bally’s Corp. (a)	2,034,222
105,386	Bloomin’ Brands, Inc. (a)	3,330,198
48,722	Cheesecake Factory (The), Inc. (a)	3,049,510
20,774	Jack in the Box, Inc.	2,506,383
12,864	Papa John’s International, Inc.	1,244,206
69,977	Red Rock Resorts, Inc., Class A (a)	2,563,257
45,915	SeaWorld Entertainment, Inc. (a)	2,514,305
36,113	Six Flags Entertainment Corp. (a)	1,696,589
		18,938,670

	Household Durables — 3.5%
15,135	Installed Building Products, Inc.	2,037,928
23,332	iRobot Corp. (a)	2,538,522
19,093	LGI Homes, Inc. (a)	3,165,237
36,028	Purple Innovation, Inc. (a)	1,227,834
50,388	Skyline Champion Corp. (a)	2,238,739
76,080	Sonos, Inc. (a)	3,045,482
63,542	Tupperware Brands Corp. (a)	1,548,519
		15,802,261

	Household Products — 0.4%
35,359	Energizer Holdings, Inc.	1,743,199

	Independent Power and Renewable Electricity Producers — 0.1%
19,879	Clearway Energy, Inc., Class C	570,328

	Insurance — 0.1%
5,219	Goosehead Insurance, Inc., Class A	573,777

	Interactive Media & Services — 0.3%
51,457	Eventbrite, Inc., Class A (a)	1,212,841

	Internet & Direct Marketing Retail — 1.7%
43,023	Overstock.com, Inc. (a)	3,506,375
74,156	RealReal (The), Inc. (a)	1,836,844
25,613	Shutterstock, Inc.	2,232,941
		7,576,160

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 2.8%
15,029	EVERTEC, Inc.	$599,657
12,647	ExlService Holdings, Inc. (a)	1,168,330
47,492	Marathon Digital Holdings, Inc. (a) (c)	1,746,756
28,579	Perficient, Inc. (a)	1,875,068
113,312	Sabre Corp. (a)	1,697,414
28,379	TTEC Holdings, Inc.	2,886,995
89,715	Unisys Corp. (a)	2,153,160
41,329	Verra Mobility Corp. (a)	555,462
		12,682,842

	Leisure Products — 1.8%
27,590	Acushnet Holdings Corp.	1,167,333
62,735	Callaway Golf Co.	1,816,178
28,622	Malibu Boats, Inc., Class A (a)	2,385,930
88,890	Vista Outdoor, Inc. (a)	2,898,703
		8,268,144

	Life Sciences Tools & Services — 1.9%
282,248	Bionano Genomics, Inc. (a) (c)	1,797,920
49,816	Codexis, Inc. (a)	1,154,735
52,607	Luminex Corp.	1,930,151
8,513	NanoString Technologies, Inc. (a)	678,231
22,730	Personalis, Inc. (a)	560,067
39,004	Quanterix Corp. (a)	2,384,704
		8,505,808

	Machinery — 2.5%
30,335	Altra Industrial Motion Corp.	1,790,068
43,357	Evoqua Water Technologies Corp. (a)	1,239,143
14,445	Franklin Electric Co., Inc.	1,173,945
12,327	Kadant, Inc.	2,194,576
13,687	Lindsay Corp.	2,269,031
120,817	Mueller Water Products, Inc., Class A	1,734,932
3,543	Omega Flex, Inc.	563,337
4,708	Watts Water Technologies, Inc., Class A	586,382
		11,551,414

	Marine — 0.5%
34,192	Matson, Inc.	2,233,763

	Media — 1.3%
5,099	Cardlytics, Inc. (a)	701,266
77,941	Sinclair Broadcast Group, Inc., Class A	2,530,744
32,837	TechTarget, Inc. (a)	2,518,598
		5,750,608

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining — 1.0%
108,289	Allegheny Technologies, Inc. (a)	$2,518,802
126,277	Coeur Mining, Inc. (a)	1,020,318
200,401	Hecla Mining Co.	1,184,370
		4,723,490

	Mortgage Real Estate Investment Trusts — 0.7%
143,432	Arbor Realty Trust, Inc.	2,535,878
53,478	Broadmark Realty Capital, Inc.	576,493
		3,112,371

	Multiline Retail — 0.7%
78,945	Franchise Group, Inc.	3,041,751

	Oil, Gas & Consumable Fuels — 3.8%
279,481	Antero Resources Corp. (a)	2,520,919
207,475	Clean Energy Fuels Corp. (a)	2,282,225
232,473	Gevo, Inc. (a)	1,576,167
198,656	Magnolia Oil & Gas Corp., Class A (a)	2,236,866
121,565	Matador Resources Co.	3,198,375
220,771	Range Resources Corp. (a)	2,167,971
17,267	Renewable Energy Group, Inc. (a)	958,664
490,444	Southwestern Energy Co. (a)	2,094,196
		17,035,383

	Personal Products — 0.9%
10,766	Medifast, Inc.	2,444,851
31,729	Nu Skin Enterprises, Inc., Class A	1,677,195
		4,122,046

	Pharmaceuticals — 1.9%
47,931	Corcept Therapeutics, Inc. (a)	1,092,347
307,768	Endo International PLC (a)	1,763,511
33,607	Intra-Cellular Therapies, Inc. (a)	1,157,089
19,243	NGM Biopharmaceuticals, Inc. (a)	529,183
102,264	Ocular Therapeutix, Inc. (a)	1,879,612
31,426	Omeros Corp. (a) (c)	554,983
16,269	Pacira BioSciences, Inc. (a)	1,027,875
20,014	Revance Therapeutics, Inc. (a)	582,808
		8,587,408

	Professional Services — 0.4%
20,040	Insperity, Inc.	1,754,302

	Real Estate Management & Development — 0.4%
39,118	St. Joe (The) Co.	1,791,213

	Road & Rail — 0.8%
39,299	Avis Budget Group, Inc. (a)	3,521,583

	Semiconductors & Semiconductor Equipment — 4.9%
14,114	ACM Research, Inc., Class A (a)	1,114,300
11,358	Ambarella, Inc. (a)	1,107,291

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
29,887	CEVA, Inc. (a)	$1,656,935
68,134	Cohu, Inc. (a)	2,726,041
50,556	FormFactor, Inc. (a)	1,979,267
40,101	Impinj, Inc. (a)	1,903,194
49,241	MaxLinear, Inc. (a)	1,772,184
43,383	Onto Innovation, Inc. (a)	2,972,603
58,656	Rambus, Inc. (a)	1,113,291
11,565	SiTime Corp. (a)	1,070,341
16,841	Synaptics, Inc. (a)	2,355,551
49,116	Ultra Clean Holdings, Inc. (a)	2,508,354
		22,279,352

	Software — 6.1%
18,224	Altair Engineering, Inc., Class A (a)	1,184,560
101,702	Avaya Holdings Corp. (a)	2,925,967
49,664	Box, Inc., Class A (a)	1,057,843
26,018	CommVault Systems, Inc. (a)	1,808,511
26,165	Cornerstone OnDemand, Inc. (a)	1,158,194
29,812	Domo, Inc., Class B (a)	1,916,613
390,507	Ideanomics, Inc. (a) (c)	1,148,091
8,816	InterDigital, Inc.	612,007
15,878	Model N, Inc. (a)	631,627
12,696	Progress Software Corp.	554,307
42,811	Riot Blockchain, Inc. (a) (c)	1,790,784
39,484	Sprout Social, Inc., Class A (a)	2,617,394
5,633	SPS Commerce, Inc. (a)	577,045
59,174	Teradata Corp. (a)	2,927,338
24,164	Upland Software, Inc. (a)	1,197,568
69,981	Veritone, Inc. (a)	1,687,942
104,757	Xperi Holding Corp.	2,152,756
38,632	Yext, Inc. (a)	538,916
77,046	Zuora, Inc., Class A (a)	1,248,145
		27,735,608

	Specialty Retail — 4.3%
99,328	At Home Group, Inc. (a)	3,136,778
55,488	Blink Charging Co. (a) (c)	2,041,958
45,750	Boot Barn Holdings, Inc. (a)	3,227,205
78,359	Camping World Holdings, Inc., Class A	3,411,751
57,370	GrowGeneration Corp. (a)	2,501,332
49,440	Rent-A-Center, Inc.	2,845,272
19,867	Sleep Number Corp. (a)	2,222,919
		19,387,215

	Thrifts & Mortgage Finance — 2.2%
60,640	Axos Financial, Inc. (a)	2,737,896
65,234	Columbia Financial, Inc. (a)	1,191,825
62,916	Meta Financial Group, Inc.	3,099,242
27,747	Walker & Dunlop, Inc.	3,075,755
		10,104,718

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco — 0.3%
120,298	Vector Group Ltd.	$1,569,889

	Trading Companies & Distributors — 2.0%
47,647	Boise Cascade Co.	3,179,008
28,133	Herc Holdings, Inc. (a)	2,970,845
69,326	Systemax, Inc.	2,961,606
		9,111,459

	Water Utilities — 0.5%
20,239	California Water Service Group	1,189,041
7,079	Middlesex Water Co.	580,620
8,880	SJW Group	582,084
		2,351,745
	Total Common Stocks — 100.0%	453,717,715
	(Cost $409,038,447)

Principal Value	Description	Value

	Repurchase Agreements — 3.2%
$7,033,576	Bank of America Corp., 0.00% (e), dated 04/30/21, due 05/03/21, with a maturity value of $7,033,576. Collateralized by U.S. Treasury Securities, interest rate of 0.000%, due 08/15/2034 to 08/15/2048. The value of the collateral including accrued interest is $7,174,248. (f)	7,033,576
450,030	Citigroup, Inc., 0.01% (e), dated 04/30/21, due 05/03/21, with a maturity value of $450,030. Collateralized by U.S. Treasury Securities, interest rate of 0.000% to 7.250%, due 05/20/2021 to 02/15/2047. The value of the collateral including accrued interest is $459,031. (f)	450,030
7,033,576	JPMorgan Chase & Co., 0.01% (e), dated 04/30/21, due 05/03/21, with a maturity value of $7,033,577. Collateralized by U.S. Treasury Note, interest rate of 0.375%, due 04/15/2024. The value of the collateral including accrued interest is $7,174,264. (f)	7,033,576
	Total Repurchase Agreements — 3.2%	14,517,182
	(Cost $14,517,182)

Description	Value

Total Investments — 103.2%	$468,234,897
(Cost $423,555,629) (g)
Net Other Assets and Liabilities — (3.2)%	(14,621,718)
Net Assets — 100.0%	$453,613,179

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act, as amended (the “1933 Act”).
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $13,907,942 and the total value of the collateral held by the Fund is $14,517,182.
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of April 30, 2021.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $54,784,691 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,105,423. The net unrealized appreciation was $44,679,268.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$453,717,715	$—	$—
Repurchase Agreements	—	14,517,182	—
Total Investments	$453,717,715	$14,517,182	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

April 30, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, NASDAQ AlphaDEX® Large Cap Core Index, NASDAQ AlphaDEX® Mid Cap Core Index, NASDAQ AlphaDEX® Small Cap Core Index, NASDAQ AlphaDEX® Large Cap Value Index, NASDAQ AlphaDEX® Large Cap Growth Index, NASDAQ AlphaDEX® Multi Cap Value Index, NASDAQ AlphaDEX® Multi Cap Growth Index, NASDAQ AlphaDEX® Mid Cap Value Index, NASDAQ AlphaDEX® Mid Cap Growth Index, NASDAQ AlphaDEX® Small Cap Value Index and NASDAQ AlphaDEX® Small Cap Growth Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.